USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (14.2%):
Activision Blizzard, Inc.	438,069	$39,948
Alphabet, Inc. Class C (a)	58,273	140,445
Facebook, Inc. Class A (a)	279,393	90,825
Snap, Inc. Class A (a)	310,082	19,169
Twitter, Inc. (a)	360,314	19,897
		310,284
Communications Equipment (0.6%):
Palo Alto Networks, Inc. (a)	37,152	13,129

Consumer Discretionary (17.6%):
Airbnb, Inc. Class A (a)(b)	86,331	14,910
Amazon.com, Inc. (a)	39,989	138,658
Aptiv PLC (a)	108,196	15,568
Booking Holdings, Inc. (a)	6,378	15,729
Burlington Stores, Inc. (a)	99,740	32,548
Caesars Entertainment, Inc. (a)	82,370	8,059
Chipotle Mexican Grill, Inc. (a)	10,502	15,670
Dollar General Corp.	47,962	10,300
Lululemon Athletica, Inc. (a)	86,667	29,057
NIKE, Inc. Class B	313,862	41,624
Target Corp.	59,594	12,351
Tesla, Inc. (a)	38,322	27,187
The Home Depot, Inc.	49,928	16,160
The TJX Cos., Inc.	126,561	8,986
		386,807
Consumer Staples (1.5%):
Constellation Brands, Inc. Class A	60,391	14,513
The Boston Beer Co., Inc. Class A (a)	15,763	19,176
		33,689
Financials (1.5%):
MSCI, Inc.	66,973	32,533

Health Care (13.2%):
Align Technology, Inc. (a)	71,448	42,548
Charles River Laboratories International, Inc. (a)	60,634	20,158
DexCom, Inc. (a)	20,867	8,057
Fate Therapeutics, Inc. (a)	80,637	7,047
Horizon Therapeutics PLC (a)	91,272	8,636
Masimo Corp. (a)	78,057	18,162
Novocure Ltd. (a)	29,814	6,085
Royalty Pharma PLC Class A	370,348	16,296
TG Therapeutics, Inc. (a)	169,465	7,577
Thermo Fisher Scientific, Inc.	55,027	25,875
UnitedHealth Group, Inc.	49,146	19,599
Veeva Systems, Inc. Class A (a)	99,089	27,988
Vertex Pharmaceuticals, Inc. (a)	144,387	31,505
West Pharmaceutical Services, Inc.	61,901	20,336
Zoetis, Inc.	153,741	26,602
		286,471
Industrials (6.8%):
CoStar Group, Inc. (a)	34,672	29,625
Generac Holdings, Inc. (a)	47,386	15,351
IDEX Corp.	60,332	13,526
IHS Markit Ltd.	85,819	9,232

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Trane Technologies PLC	167,872	$29,181
Uber Technologies, Inc. (a)	634,345	34,743
United Parcel Service, Inc. Class B	87,691	17,877
		149,535
IT Services (15.6%):
EPAM Systems, Inc. (a)	80,142	36,685
Fiserv, Inc. (a)	193,923	23,294
Gartner, Inc. (a)	36,660	7,181
PayPal Holdings, Inc. (a)	294,185	77,162
Shopify, Inc. Class A (a)	19,991	23,640
Square, Inc. Class A (a)	31,872	7,803
Twilio, Inc. Class A (a)	175,329	64,486
Visa, Inc. Class A	423,409	98,891
		339,142
Materials (0.5%):
The Scotts Miracle-Gro Co.	50,779	11,738

Real Estate (0.6%):
SBA Communications Corp.	41,688	12,495

Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc. (a)	201,991	16,487
Lam Research Corp.	30,415	18,871
Marvell Technology, Inc.	228,578	10,334
Microchip Technology, Inc.	76,182	11,449
Micron Technology, Inc. (a)	361,148	31,084
NVIDIA Corp.	134,427	80,707
STMicroelectronics NV, NYS (b)	283,962	10,589
		179,521
Software (15.3%):
Adobe, Inc. (a)	78,002	39,652
Autodesk, Inc. (a)	63,635	18,576
Cadence Design Systems, Inc. (a)	158,486	20,884
Fair Isaac Corp. (a)	19,116	9,967
Microsoft Corp.	438,726	110,638
RingCentral, Inc. Class A (a)	83,832	26,738
ServiceNow, Inc. (a)	102,028	51,664
Synopsys, Inc. (a)	40,403	9,982
The Trade Desk, Inc. Class A (a)	32,205	23,487
Workday, Inc. Class A (a)	48,995	12,102
Zoom Video Communications, Inc. Class A (a)	27,547	8,803
		332,493
Technology Hardware, Storage & Peripherals (3.8%):
Apple, Inc.	624,708	82,124

Total Common Stocks (Cost $1,202,788)		2,169,961

Collateral for Securities Loaned^ (0.9%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (c)	2,793,519	2,794
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	17,297,154	17,297
Total Collateral for Securities Loaned (Cost $20,091)		20,091
Total Investments (Cost $1,222,879) — 100.3%		2,190,052
Liabilities in excess of other assets — (0.3)%		(5,795)
NET ASSETS - 100.00%		$2,184,257

At April 30, 2021, the Fund's investments in foreign securities were 6.4%  of net assets.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2021.

NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Argentina (0.3%):

Consumer Discretionary (0.3%):
MercadoLibre, Inc. (a)	1,404	$2,206

Australia (1.5%):

Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	14,089	402

Energy (0.1%):
Beach Energy Ltd.	431,931	419
Santos Ltd.	60,936	323
		742
Financials (0.3%):
Australia & New Zealand Banking Group Ltd.	32,376	714
Macquarie Group Ltd.	17,901	2,206
		2,920
Health Care (0.2%):
CSL Ltd.	7,960	1,662
Sonic Healthcare Ltd.	14,430	399
		2,061
Materials (0.5%):
BHP Group Ltd.	92,533	3,367
Rio Tinto Ltd.	14,069	1,308
		4,675
Real Estate (0.3%):
Charter Hall Group	37,607	406
Scentre Group	738,829	1,546
Stockland	105,117	379
		2,331
		13,131
Austria (0.0%):(b)

Financials (0.0%):
Raiffeisen Bank International AG	8,899	194

Belgium (0.3%):

Consumer Staples (0.0%):(b)
Anheuser-Busch InBev SA	5,489	389

Financials (0.0%):(b)
KBC Group NV (a)	4,813	374

Health Care (0.1%):
UCB SA	4,990	462

Information Technology (0.1%):
Melexis NV	11,743	1,278

Materials (0.1%):
Titan Cement International SA	21,754	445
		2,948
Brazil (0.3%):

Consumer Discretionary (0.1%):
Lojas Quero-Quero SA	114,700	383
Petrobras Distribuidora SA	61,400	254
Tupy SA (a)	106,400	459
		1,096

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Randon SA Implementos e Participacoes Preference Shares	160,600	$411
SIMPAR SA	45,054	359
		770
Real Estate (0.1%):
Iguatemi Empresa de Shopping Centers SA	48,700	330

Utilities (0.0%):(b)
Neoenergia SA	65,500	193
		2,389
Canada (1.8%):

Energy (0.2%):
Canacol Energy Ltd.	80,136	226
Parex Resources, Inc. (a)	74,101	1,396
		1,622
Financials (0.8%):
Manulife Financial Corp.	138,162	3,017
National Bank of Canada	41,199	2,996
The Toronto-Dominion Bank	11,214	771
		6,784
Industrials (0.3%):
Canadian Pacific Railway Ltd.	8,117	3,029

Information Technology (0.4%):
Constellation Software, Inc.	1,904	2,795
Topicus.com, Inc. (a)	3,206	240
		3,035
Materials (0.1%):
Kirkland Lake Gold Ltd.	23,386	869
		15,339
Chile (0.1%):

Consumer Staples (0.0%):(b)
SMU SA	2,004,873	288

Industrials (0.0%):(b)
Quinenco SA (a)	133,664	276

Materials (0.1%):
CAP SA	22,071	394
		958
China (0.8%):

Communication Services (0.1%):
Tencent Holdings Ltd.	14,200	1,133

Consumer Discretionary (0.3%):
China Kepei Education Group Ltd.	382,000	290
China Meidong Auto Holdings Ltd.	236,000	1,177
China Yongda Automobiles Services Holdings Ltd.	239,000	432
Jiumaojiu International Holdings Ltd. (a)(c)	110,000	459
Minth Group Ltd.	60,000	243
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	131,000	204
		2,805
Financials (0.1%):
China Merchants Bank Co. Ltd. Class H	110,000	883

Health Care (0.0%):(b)
Amoy Diagnostics Co. Ltd. Class A	21,200	279

Industrials (0.1%):
Binjiang Service Group Co. Ltd.	118,000	324

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
S-Enjoy Service Group Co. Ltd.	101,000	$330
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	208,800	288
		942
Information Technology (0.1%):
21vianet Group, Inc., ADR (a)	9,881	276
Chinasoft International Ltd.	302,000	338
		614
Utilities (0.1%):
China Tian Lun Gas Holdings Ltd. (d)	338,500	342
		6,998
Denmark (0.6%):

Consumer Discretionary (0.0%):(b)
Pandora A/S (a)	2,837	321

Consumer Staples (0.3%):
Carlsberg A/S Class B	3,903	685
Royal Unibrew A/S	18,094	2,211
		2,896
Health Care (0.1%):
GN Store Nord A/S	5,458	492

Industrials (0.1%):
AP Moller - Maersk A/S Class B (d)	273	679

Utilities (0.1%):
Orsted A/S (c)	3,525	513
		4,901
Finland (0.1%):

Industrials (0.1%):
Metso Outotec Oyj (a)	53,947	606

France (2.6%):

Communication Services (0.1%):
Publicis Groupe SA	8,754	567

Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	12,055	1,744
Faurecia SE (a)	13,335	720
LVMH Moet Hennessy Louis Vuitton SE	6,886	5,187
		7,651
Energy (0.3%):
Gaztransport Et Technigaz SA	7,473	638
TOTAL SE (d)	49,767	2,199
		2,837
Financials (0.2%):
Amundi SA (c)	3,560	317
AXA SA (d)	20,608	582
BNP Paribas SA (a)	10,470	672
		1,571
Health Care (0.1%):
Sanofi (d)	5,827	611
Sartorius Stedim Biotech	1,196	549
		1,160
Industrials (0.4%):
Alstom SA (a)	5,268	288
Cie de Saint-Gobain	10,774	680
Safran SA (a)	12,870	1,921

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teleperformance	1,153	$445
		3,334
Information Technology (0.4%):
Capgemini SE	19,393	3,553
Worldline SA (a)(c)	4,544	446
		3,999
Materials (0.2%):
Arkema SA	14,346	1,793
		22,912
Germany (2.0%):

Communication Services (0.1%):
Deutsche Telekom AG	42,377	815

Consumer Discretionary (0.2%):
HelloFresh SE (a)(d)	4,049	336
Volkswagen AG Preference Shares	5,248	1,366
		1,702
Financials (0.5%):
Allianz SE Registered Shares	15,213	3,949
Hannover Rueck SE	1,611	297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Class R	950	275
		4,521
Health Care (0.1%):
Merck KGaA	3,493	614

Industrials (0.1%):
Deutsche Post AG Registered Shares	14,461	852
Siemens AG Registered Shares	2,770	462
		1,314
Information Technology (0.6%):
Infineon Technologies AG	9,433	378
SAP SE	32,595	4,564
		4,942
Materials (0.1%):
Covestro AG (c)	4,581	299
HeidelbergCement AG	3,468	318
		617
Real Estate (0.2%):
alstria office REIT-AG	13,645	244
LEG Immobilien SE	2,808	391
Vonovia SE	22,123	1,453
		2,088
Utilities (0.1%):
E.ON SE	52,262	630
		17,243
Greece (0.2%):

Financials (0.1%):
National Bank of Greece SA (a)	157,409	490

Industrials (0.1%):
Mytilineos SA (a)	25,706	478

Utilities (0.0%):(b)
Terna Energy SA	22,806	341
		1,309
Hong Kong (0.9%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Communication Services (0.1%):
iClick Interactive Asia Group Ltd., ADR (a)	29,142	$376

Consumer Discretionary (0.1%):
Xinyi Glass Holdings Ltd.	122,000	432

Consumer Staples (0.0%):(b)
WH Group Ltd. (c)	389,500	339

Financials (0.3%):
AIA Group Ltd.	170,200	2,160
BOC Hong Kong Holdings Ltd.	98,500	347
Guotai Junan International Holdings Ltd.	1,827,000	330
		2,837
Industrials (0.1%):
Johnson Electric Holdings Ltd.	104,000	277
Orient Overseas International Ltd. (a)	24,500	396
		673
Real Estate (0.3%):
CK Asset Holdings Ltd.	403,500	2,526
Sun Hung Kai Properties Ltd.	22,000	331
		2,857
		7,514
India (0.8%):

Consumer Discretionary (0.1%):
Balkrishna Industries Ltd.	10,931	261
Garware Technical Fibres Ltd. (a)	8,727	308
		569
Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	109,449	346
Petronet LNG Ltd.	105,658	342
		688
Financials (0.2%):
Cholamandalam Investment and Finance Co. Ltd.	78,947	608
Federal Bank Ltd. (a)	366,403	395
LIC Housing Finance Ltd.	82,223	449
		1,452
Health Care (0.1%):
Alkem Laboratories Ltd.	6,750	251
Sequent Scientific Ltd. (a)	158,000	622
		873
Industrials (0.2%):
Ashoka Buildcon Ltd. (a)	225,252	250
J Kumar Infraprojects, Ltd.	148,128	366
Polycab India Ltd. (a)	18,319	362
RITES Ltd.	53,740	173
Somany Ceramics Ltd.	58,135	330
		1,481
Information Technology (0.0%):(b)
Mphasis Ltd.	16,655	396

Materials (0.1%):
APL Apollo Tubes Ltd. (a)	28,870	507
JK Lakshmi Cement Ltd. (a)	76,939	418
		925
Utilities (0.0%):(b)
CESC Ltd.	40,719	334
		6,718

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Indonesia (0.1%):

Financials (0.0%):(b)
PT Bank Danamon Indonesia Tbk (a)	1,625,200	$292

Industrials (0.0%):(b)
PT Buana Lintas Lautan Tbk (a)	12,197,100	260

Materials (0.1%):
PT Merdeka Copper Gold Tbk (a)	1,803,000	326

Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk	19,350,700	324
		1,202
Ireland (0.9%):

Health Care (0.1%):
ICON PLC (a)	3,505	760

Industrials (0.4%):
DCC PLC	7,120	618
Eaton Corp. PLC	22,595	3,229
		3,847
Information Technology (0.4%):
Accenture PLC Class A	12,449	3,610
		8,217
Isle of Man (0.0%):(b)

Real Estate (0.0%):
NEPI Rockcastle PLC	1	—	(e)

Italy (1.0%):

Energy (0.2%):
Snam SpA	288,133	1,621

Financials (0.2%):
Banca Generali SpA (a)	41,836	1,600

Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA	34,965	1,926

Industrials (0.0%):(b)
Leonardo SpA	38,814	317

Utilities (0.4%):
ACEA SpA	17,992	408
Enel SpA	330,150	3,278
		3,686
		9,150
Japan (5.9%):

Communication Services (0.6%):
Capcom Co. Ltd.	60,800	1,973
Kakaku.com, Inc.	55,100	1,496
KDDI Corp.	19,800	599
Nintendo Co. Ltd.	1,200	689
Nippon Telegraph & Telephone Corp.	27,500	693
SoftBank Group Corp.	3,200	288
		5,738
Consumer Discretionary (1.0%):
Sony Group Corp.	21,300	2,130
Toyo Tire Corp.	19,200	351
Toyota Motor Corp.	71,100	5,321

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ZOZO, Inc.	22,500	$757
		8,559
Consumer Staples (0.3%):
Asahi Group Holdings Ltd.	11,500	481
Seven & i Holdings Co. Ltd.	8,100	350
Toyo Suisan Kaisha Ltd.	35,900	1,464
		2,295
Financials (0.7%):
JAFCO Group Co. Ltd.	17,000	1,224
Mitsubishi UFJ Financial Group, Inc.	295,000	1,570
Mizuho Financial Group, Inc.	40,620	572
Nomura Holdings, Inc.	58,200	313
ORIX Corp.	47,100	760
Sumitomo Mitsui Financial Group, Inc.	9,100	320
Sumitomo Mitsui Trust Holdings, Inc.	6,900	235
Tokio Marine Holdings, Inc.	16,700	801
		5,795
Health Care (0.5%):
Hoya Corp.	18,300	2,080
Ono Pharmaceutical Co. Ltd.	20,500	516
Shionogi & Co. Ltd.	36,900	1,946
Takeda Pharmaceutical Co. Ltd.	8,100	271
		4,813
Industrials (1.5%):
en-japan, Inc.	32,600	989
Fuji Electric Co. Ltd.	45,300	2,063
ITOCHU Corp.	68,300	2,133
Komatsu Ltd.	11,000	324
Mitsubishi Electric Corp.	25,400	391
Mitsui & Co. Ltd.	25,700	542
Nippon Yusen KK	57,000	2,241
Obayashi Corp.	32,200	295
OKUMA Corp.	22,300	1,204
Sanwa Holdings Corp.	141,900	1,834
Secom Co. Ltd.	4,000	333
Taisei Corp.	7,200	266
Yamato Holdings Co. Ltd.	10,500	296
		12,911
Information Technology (0.8%):
Fujitsu Ltd.	19,100	3,035
Hitachi Ltd.	10,300	510
Murata Manufacturing Co. Ltd.	8,500	676
NTT Data Corp.	23,000	358
Oracle Corp.	6,600	619
TDK Corp.	2,600	353
Tokyo Electron Ltd.	1,600	727
Ulvac, Inc.	22,500	1,028
		7,306
Materials (0.1%):
Rengo Co. Ltd.	34,600	287
Shin-Etsu Chemical Co. Ltd.	2,200	371
Tosoh Corp.	18,700	332
		990
Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	10,700	317
Open House Co. Ltd.	7,800	324
Sumitomo Realty & Development Co. Ltd.	39,500	1,319
		1,960

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Chubu Electric Power Co., Inc.	103,400	$1,253
Osaka Gas Co. Ltd.	18,000	349
		1,602
		51,969
Jersey (0.0%):(b)

Consumer Discretionary (0.0%):
boohoo Group PLC (a)	68,785	323

Korea, Republic Of (1.1%):

Communication Services (0.1%):
AfreecaTV Co. Ltd.	5,409	433

Consumer Discretionary (0.1%):
Danawa Co. Ltd.	9,672	264
Handsome Co. Ltd.	10,298	401
		665
Consumer Staples (0.0%):(b)
Orion Corp.	2,100	221

Financials (0.1%):
DB Insurance Co. Ltd.	7,995	351
JB Financial Group Co. Ltd.	58,374	383
KIWOOM Securities Co. Ltd.	3,125	370
		1,104
Health Care (0.1%):
Classys, Inc.	19,691	259
Daewon Pharmaceutical Co. Ltd.	16,334	247
Hugel, Inc. (a)	1,711	283
Huons Co. Ltd.	—	—	(e)
I-Sens, Inc.	8,085	206
Samjin Pharmaceutical Co. Ltd.	10,638	259
		1,254
Industrials (0.3%):
CJ Corp.	3,267	280
CJ Logistics Corp. (a)	2,056	316
Hanwha Aerospace Co. Ltd.	13,303	460
HMM Co. Ltd. (a)	27,650	970
Jinsung T.E.C.	26,909	366
		2,392
Information Technology (0.2%):
Hana Materials, Inc.	9,284	380
Samwha Capacitor Co., Ltd.	5,768	333
Silicon Works Co. Ltd.	5,345	457
TES Co. Ltd.	14,764	453
WONIK IPS Co. Ltd.	8,267	375
		1,998
Materials (0.2%):
Hansol Chemical Co. Ltd.	2,827	626
Korea Petrochemical Ind Co. Ltd.	1,225	344
PI Advanced Materials Co. Ltd.	8,555	367
SK Materials Co. Ltd.	1,227	370
		1,707
		9,774
Luxembourg (0.2%):

Health Care (0.1%):
Eurofins Scientific SE (a)	4,814	476

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
ArcelorMittal SA (a)	14,369	$418
Ternium SA, ADR (a)	13,256	518
		936
		1,412
Malaysia (0.1%):

Financials (0.0%):(b)
Hong Leong Financial Group Bhd	85,000	344

Industrials (0.1%):
MMC Corp. Bhd	1,495,100	405

Information Technology (0.0%):(b)
Inari Amertron Bhd	464,800	390
		1,139
Mexico (0.2%):

Consumer Discretionary (0.0%):(b)
Alsea SAB de CV (a)	171,992	280

Industrials (0.1%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	23,765	386
Grupo Traxion SAB de CV (a)(c)	256,171	411
		797
Real Estate (0.1%):
Corp Inmobiliaria Vesta SAB de CV	214,364	418
		1,495
Netherlands (1.8%):

Communication Services (0.1%):
Koninklijke KPN NV	326,563	1,126

Consumer Discretionary (0.1%):
Prosus NV	6,545	710

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	26,852	723

Financials (0.3%):
ING Groep NV	170,543	2,178
NN Group NV	9,573	478
		2,656
Health Care (0.0%):(b)
QIAGEN NV (a)	6,853	334

Industrials (0.1%):
Wolters Kluwer NV (d)	12,406	1,122

Information Technology (0.4%):
ASM International NV	6,365	1,931
ASML Holding NV	812	527
STMicroelectronics NV	18,285	683
		3,141
Materials (0.7%):
Akzo Nobel NV (d)	2,658	319
LyondellBasell Industries NV Class A	53,306	5,530
		5,849

		15,661
New Zealand (0.2%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	61,231	$1,578
		1,578
Norway (0.2%):

Energy (0.1%):
Aker BP ASA	32,954	939

Financials (0.1%):
SpareBank 1 SMN	82,729	1,116

		2,055
Philippines (0.0%):(b)

Real Estate (0.0%):
Filinvest Land, Inc.	17,251,000	390

Poland (0.0%):(b)

Financials (0.0%):
Bank Polska Kasa Opieki SA (a)	18,795	397

Portugal (0.0%):(b)

Energy (0.0%):
Galp Energia SGPS SA	30,347	349

Russian Federation (0.0%):(b)

Consumer Discretionary (0.0%):
Detsky Mir PJSC (c)	168,020	337

Singapore (0.2%):

Consumer Discretionary (0.0%):(b)
Genting Singapore Ltd.	472,300	306

Consumer Staples (0.1%):
Wilmar International Ltd.	137,900	540

Financials (0.1%):
DBS Group Holdings Ltd.	22,300	500
Singapore Exchange Ltd.	57,300	449
		949
		1,795
South Africa (0.2%):

Consumer Discretionary (0.0%):(b)
Mr Price Group Ltd.	24,886	311

Financials (0.1%):
Transaction Capital Ltd. (a)	204,447	463

Materials (0.1%):
Impala Platinum Holdings Ltd.	28,013	524
		1,298
Spain (0.3%):

Communication Services (0.2%):
Telefonica SA	381,617	1,768

Industrials (0.0%):(b)
ACS Actividades de Construccion y Servicios SA	15,330	500

Utilities (0.1%):
EDP Renovaveis SA (a)	22,211	529
		2,797

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sweden (0.8%):

Consumer Staples (0.1%):
Swedish Match AB	7,092	$581

Financials (0.0%):(b)
Skandinaviska Enskilda Banken AB Class A (d)	36,138	463

Industrials (0.5%):
Atlas Copco AB Class B	59,618	3,094
Sandvik AB (d)	14,838	367
SKF AB B Shares	17,282	447
Volvo AB Class B	22,693	554
		4,462
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson Class B	34,557	475

Materials (0.1%):
Boliden AB (d)	13,573	528

Real Estate (0.0%):(b)
Fastighets AB Balder B Shares (a)	5,239	302
		6,811
Switzerland (3.5%):

Consumer Staples (1.0%):
Coca-Cola HBC AG	54,795	1,894
Nestle SA Registered Shares	59,364	7,085
		8,979
Financials (0.8%):
Cembra Money Bank AG	12,711	1,382
Julius Baer Group Ltd.	8,053	507
Partners Group Holding AG	1,572	2,240
Swiss Life Holding AG	2,195	1,070
UBS Group AG	132,358	2,021
		7,220
Health Care (1.2%):
Lonza Group AG Registered Shares	682	434
Novartis AG Registered Shares	54,518	4,653
Roche Holding AG	15,545	5,071
		10,158
Industrials (0.4%):
Adecco Group AG	45,939	3,114
		3,114
Information Technology (0.1%):
Logitech International SA Class R	9,210	1,025

Materials (0.0%):(b)
LafargeHolcim Ltd.	7,539	465
		30,961
Taiwan (1.0%):

Consumer Discretionary (0.2%):
Gourmet Master Co. Ltd.	53,000	353
Makalot Industrial Co. Ltd.	49,000	430
Topkey Corp.	60,000	375
		1,158
Industrials (0.1%):
Chicony Power Technology Co. Ltd.	141,000	374
Yang Ming Marine Transport Corp. (a)	252,000	712
		1,086

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.5%):
A-DATA Technology Co. Ltd. (a)	121,000	$519
Chipbond Technology Corp.	161,000	445
Holy Stone Enterprise Co. Ltd.	75,000	359
King Yuan Electronics Co. Ltd.	253,000	447
Lelon Electronics Corp.	156,000	389
Parade Technologies Ltd.	9,000	442
Phison Electronics Corp.	22,000	471
Powertech Technology, Inc.	88,000	349
Sigurd Microelectronics Corp.	206,000	401
Tripod Technology Corp.	91,000	452
Walsin Technology Corp.	41,000	352
		4,626
Materials (0.2%):
China General Plastics Corp. (a)	371,000	581
Taiwan Hon Chuan Enterprise Co. Ltd.	155,000	436
Tung Ho Steel Enterprise Corp.	323,000	684
		1,701
		8,571
Thailand (0.1%):

Real Estate (0.1%):
AP Thailand PCL	1,756,800	485

Turkey (0.1%):

Communication Services (0.0%):(b)
Turk Telekomunikasyon A/S	263,433	203

Consumer Staples (0.1%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	106,995	302

Industrials (0.0%):(b)
Turkiye Sise ve Cam Fabrikalari A/S	285,283	259

Information Technology (0.0%):(b)
Logo Yazilim Sanayi Ve Ticaret A/S	14,113	276
		1,040
United Kingdom (4.4%):

Communication Services (0.2%):
ITV PLC (a)	893,313	1,493
Vodafone Group PLC	274,291	517
		2,010
Consumer Discretionary (0.6%):
Aptiv PLC (a)	16,702	2,403
Barratt Developments PLC	47,142	503
Next PLC (a)	14,612	1,574
Stellantis NV	42,552	705
		5,185
Consumer Staples (0.7%):
British American Tobacco PLC	9,819	364
Diageo PLC	58,353	2,619
Imperial Brands PLC	76,843	1,602
Tate & Lyle PLC	39,944	442
Tesco PLC (a)	187,191	571
Unilever PLC	7,873	461
		6,059

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.5%):
BP PLC	335,201	1,403
Cairn Energy PLC	122,590	287
Royal Dutch Shell PLC Class A	124,899	$2,350
		4,040
Financials (1.1%):
3i Group PLC	45,762	810
Aon PLC Class A	11,755	2,956
Barclays PLC	190,321	461
Close Brothers Group PLC	64,019	1,404
Intermediate Capital Group PLC	34,672	1,046
Legal & General Group PLC	599,824	2,252
Standard Chartered PLC	53,516	384
		9,313
Health Care (0.1%):
AstraZeneca PLC	3,331	355
Hikma Pharmaceuticals PLC	10,165	342
Smith & Nephew PLC	21,348	462
		1,159

Industrials (0.4%):
Ashtead Group PLC	40,484	2,601
BAE Systems PLC	91,121	636
		3,237
Materials (0.8%):
Anglo American PLC	33,843	1,435
Evraz PLC	246,711	2,187
Rio Tinto PLC	44,924	3,762
		7,384
		38,387
United States (64.5%):

Communication Services (5.6%):
Activision Blizzard, Inc.	26,787	2,443
Alphabet, Inc. Class C (a)	4,138	9,973
AT&T, Inc.	121,771	3,825
Comcast Corp. Class A	72,044	4,045
Facebook, Inc. Class A (a)	21,189	6,888
Match Group, Inc. (a)	16,177	2,518
Pinterest, Inc. Class A (a)	30,887	2,050
Sirius XM Holdings, Inc. (d)	397,021	2,422
Snap, Inc. Class A (a)	39,721	2,455
T-Mobile U.S., Inc. (a)	20,659	2,730
Verizon Communications, Inc.	129,901	7,507
Zillow Group, Inc. Class C (a)	15,478	2,014
		48,870
Consumer Discretionary (5.9%):
Amazon.com, Inc. (a)	2,806	9,729
AutoZone, Inc. (a)	2,062	3,019
Booking Holdings, Inc. (a)	1,329	3,277
eBay, Inc.	41,332	2,306
Ford Motor Co. (a)	240,141	2,771
General Motors Co. (a)	49,378	2,825
Lennar Corp. Class A	26,869	2,784
Lowe's Cos., Inc.	16,890	3,315
NIKE, Inc. Class B	22,015	2,920
O'Reilly Automotive, Inc. (a)	5,623	3,109
Peloton Interactive, Inc. Class A (a)	16,991	1,671
Roku, Inc. (a)	6,219	2,133
Target Corp.	14,303	2,964
Tesla, Inc. (a)	6,254	4,437
The Home Depot, Inc.	13,745	$4,449
		51,709

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (4.5%):
Altria Group, Inc.	133,091	6,355
Archer-Daniels-Midland Co.	46,025	2,906
Colgate-Palmolive Co.	33,487	2,702
Costco Wholesale Corp.	8,553	3,182
Kimberly-Clark Corp.	19,703	2,627
Monster Beverage Corp. (a)	27,059	2,626
Philip Morris International, Inc.	72,009	6,841
The Clorox Co.	12,973	2,368
The Estee Lauder Cos., Inc.	9,243	2,900
The Procter & Gamble Co.	30,090	4,015
Walgreens Boots Alliance, Inc.	53,383	2,835
		39,357
Energy (1.4%):
Chevron Corp.	36,541	3,766
ConocoPhillips	117,839	6,027
Phillips 66	34,412	2,784
		12,577
Financials (7.9%):
AGNC Investment Corp.	8,585	154
Annaly Capital Management, Inc.	21,529	196
Berkshire Hathaway, Inc. Class B (a)	17,690	4,864
BlackRock, Inc.	3,917	3,209
Capital One Financial Corp.	23,720	3,536
Citigroup, Inc.	49,015	3,492
Marsh & McLennan Cos., Inc.	22,638	3,072
MetLife, Inc.	49,985	3,181
Morgan Stanley	77,872	6,428
MSCI, Inc.	11,669	5,668
Prudential Financial, Inc.	32,969	3,309
S&P Global, Inc.	8,664	3,382
SVB Financial Group (a)	9,747	5,574
T. Rowe Price Group, Inc.	15,810	2,833
The Allstate Corp.	23,813	3,020
The Goldman Sachs Group, Inc.	19,189	6,686
The Progressive Corp.	60,069	6,051
Wells Fargo & Co.	93,486	4,212
		68,867
Health Care (11.6%):
Abbott Laboratories	27,291	3,277
AbbVie, Inc.	31,584	3,522
Agilent Technologies, Inc.	20,013	2,675
Align Technology, Inc. (a)	4,242	2,526
Amgen, Inc.	26,165	6,270
Anthem, Inc.	10,245	3,887
Biogen, Inc. (a)	19,557	5,228
Bristol-Myers Squibb Co.	52,091	3,252
Cigna Corp.	14,201	3,536
CVS Health Corp.	40,706	3,110
Danaher Corp.	13,004	3,302
Eli Lilly & Co.	15,450	2,824
Gilead Sciences, Inc.	42,318	2,686
HCA Healthcare, Inc.	14,973	3,010
Humana, Inc.	14,311	6,372
IDEXX Laboratories, Inc. (a)	10,429	5,725
Johnson & Johnson	56,262	9,156
Merck & Co., Inc.	44,186	3,292

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	2,081	$2,733
Pfizer, Inc.	99,579	3,849
Thermo Fisher Scientific, Inc.	6,505	3,059
UnitedHealth Group, Inc.	24,946	9,948
Veeva Systems, Inc. Class A (a)	8,522	2,407
Waters Corp. (a)	8,594	2,577
Zoetis, Inc.	17,213	2,978
		101,201
Industrials (6.0%):
3M Co.	32,681	6,443
Carrier Global Corp.	57,963	2,526
Caterpillar, Inc.	14,276	3,257
CSX Corp.	32,734	3,298
Cummins, Inc.	11,390	2,871
Deere & Co.	8,659	3,211
FedEx Corp.	10,220	2,967
General Dynamics Corp.	17,015	3,237
Illinois Tool Works, Inc.	13,123	3,024
Lockheed Martin Corp.	17,168	6,533
Northrop Grumman Corp.	9,218	3,267
Old Dominion Freight Line, Inc.	11,424	2,945
Otis Worldwide Corp.	39,709	3,092
Rockwell Automation, Inc.	10,120	2,674
W.W. Grainger, Inc.	6,446	2,795
		52,140
Information Technology (17.3%):
Adobe, Inc. (a)	7,247	3,684
Apple, Inc.	307,909	40,478
Applied Materials, Inc.	27,857	3,697
Broadcom, Inc.	14,140	6,451
Cadence Design Systems, Inc. (a)	18,255	2,405
CDW Corp.	16,579	2,956
Cisco Systems, Inc.	140,575	7,157
Cognizant Technology Solutions Corp. Class A	35,622	2,864
Crowdstrike Holdings, Inc. Class A (a)	11,088	2,312
DocuSign, Inc. (a)	10,294	2,295
HP, Inc.	192,186	6,555
Intel Corp.	62,966	3,622
International Business Machines Corp.	24,264	3,443
Intuit, Inc.	7,439	3,066
Lam Research Corp.	10,495	6,512
Mastercard, Inc. Class A	11,372	4,345
Micron Technology, Inc. (a)	34,923	3,006
Microsoft Corp.	45,698	11,524
NVIDIA Corp.	14,117	8,476
Oracle Corp.	49,757	3,771
Square, Inc. Class A (a)	10,663	2,610
Synopsys, Inc. (a)	9,065	2,240
Texas Instruments, Inc.	35,531	6,414
The Trade Desk, Inc. Class A (a)	2,936	2,141
VeriSign, Inc. (a)	12,302	2,691
VMware, Inc. Class A (a)(d)	17,436	2,804
Zoom Video Communications, Inc. Class A (a)	6,706	2,143
Zscaler, Inc. (a)	11,138	2,090
		151,752
Materials (1.6%):
Corteva, Inc.	55,974	2,729
Dow, Inc.	42,924	2,683
Freeport-McMoRan, Inc.	77,964	2,940
PPG Industries, Inc.	17,747	3,039
The Sherwin-Williams Co.	10,911	$2,988
		14,379

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc.	1,952	354
American Tower Corp.	6,823	1,738
AvalonBay Communities, Inc.	2,173	417
Boston Properties, Inc.	2,291	251
Camden Property Trust	1,495	180
CBRE Group, Inc. Class A (a)	5,152	439
Crown Castle International Corp.	6,778	1,281
Digital Realty Trust, Inc.	4,204	649
Duke Realty Corp.	5,734	267
Equinix, Inc.	1,371	988
Equity LifeStyle Properties, Inc.	2,698	187
Equity Residential	5,731	425
Essex Property Trust, Inc.	1,002	291
Extra Space Storage, Inc.	2,028	302
Healthpeak Properties, Inc.	8,195	281
Host Hotels & Resorts, Inc. (a)	10,586	192
Invitation Homes, Inc.	8,725	306
Iron Mountain, Inc.	4,484	180
Medical Properties Trust, Inc.	8,851	195
Mid-America Apartment Communities, Inc.	1,762	277
Omega Healthcare Investors, Inc.	3,526	134
Prologis, Inc.	11,424	1,331
Public Storage	2,463	693
Realty Income Corp.	5,385	372
Regency Centers Corp.	2,640	168
SBA Communications Corp.	1,718	515
Simon Property Group, Inc.	5,197	633
Sun Communities, Inc.	1,538	257
UDR, Inc.	4,562	212
Ventas, Inc.	5,774	320
VEREIT, Inc.	3,313	159
VICI Properties, Inc. (d)	8,186	260
Vornado Realty Trust	2,479	113
W.P. Carey, Inc.	2,700	202
Welltower, Inc.	6,428	482
Weyerhaeuser Co.	11,356	440
		15,491
Utilities (0.9%):
American Water Works Co., Inc.	15,066	2,350
Exelon Corp.	61,539	2,766
NextEra Energy, Inc.	37,368	2,896
		8,012
		564,355
Total Common Stocks (Cost $638,473)		867,314

Exchange-Traded Funds (0.1%)
United States (0.1%):

iShares Core MSCI EAFE ETF	7,164	532

Total Exchange-Traded Funds (Cost $528)		532

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.2%)
United States (1.2%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (f)	938,783	$939
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	9,411,659	9,412
Total Collateral for Securities Loaned (Cost $10,351)		10,351

Total Investments (Cost $649,352) — 100.4%		878,197
Liabilities in excess of other assets — (0.4)%		(3,146)
NET ASSETS - 100.00%		$875,051

At April 30, 2021, the Fund's investments in foreign securities were 34.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $3,325 (thousands) and amounted to 0.4% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on April 30, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.2%)
Communication Services (15.0%):
Activision Blizzard, Inc.	443,836	$40,473
Alphabet, Inc. Class A (a)	16,099	37,889
Alphabet, Inc. Class C (a)	77,245	186,171
Facebook, Inc. Class A (a)	503,414	163,650
Snap, Inc. Class A (a)	303,622	18,770
The Walt Disney Co. (a)	215,899	40,162
Twitter, Inc. (a)	388,761	21,467
		508,582
Communications Equipment (1.0%):
Cisco Systems, Inc.	370,075	18,841
Palo Alto Networks, Inc. (a)	38,613	13,645
		32,486
Consumer Discretionary (17.2%):
Airbnb, Inc. Class A (a)(b)	84,681	14,625
Alibaba Group Holding Ltd., ADR (a)	208,166	48,076
Amazon.com, Inc. (a)	64,409	223,333
Aptiv PLC (a)	116,135	16,711
Booking Holdings, Inc. (a)	6,706	16,538
Burlington Stores, Inc. (a)	97,682	31,876
Caesars Entertainment, Inc. (a)	88,769	8,685
Chipotle Mexican Grill, Inc. (a)	11,053	16,491
Dollar General Corp.	49,214	10,569
Lululemon Athletica, Inc. (a)	84,901	28,464
NIKE, Inc. Class B	317,310	42,082
Starbucks Corp.	255,638	29,269
Target Corp.	62,711	12,997
Tesla, Inc. (a)	41,164	29,203
The Home Depot, Inc.	53,807	17,416
The TJX Cos., Inc.	134,182	9,527
Yum China Holdings, Inc.	153,590	9,664
Yum! Brands, Inc.	117,244	14,013
		579,539
Consumer Staples (2.6%):
Colgate-Palmolive Co.	174,517	14,084
Constellation Brands, Inc. Class A	63,550	15,272
Monster Beverage Corp. (a)	394,541	38,290
The Boston Beer Co., Inc. Class A (a)	16,263	19,784
		87,430
Energy (0.5%):
Schlumberger Ltd.	562,863	15,225

Financials (1.8%):
FactSet Research Systems, Inc.	44,542	14,976
MSCI, Inc.	65,596	31,864
SEI Investments Co.	251,571	15,457
		62,297
Health Care (12.9%):
Align Technology, Inc. (a)	71,022	42,296
Cerner Corp.	202,804	15,220
Charles River Laboratories International, Inc. (a)	61,377	20,405
DexCom, Inc. (a)	21,316	8,230
Fate Therapeutics, Inc. (a)	83,676	7,312
Horizon Therapeutics PLC (a)	98,531	9,323

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Illumina, Inc. (a)	64,731	$25,428
Intuitive Surgical, Inc. (a)	16,844	14,570
Masimo Corp. (a)	76,298	17,752
Novartis AG, ADR	378,356	32,251
NOVO Nordisk A/S, ADR	122,732	9,076
Novocure Ltd. (a)	31,059	6,339
Regeneron Pharmaceuticals, Inc. (a)	52,585	25,309
Roche Holdings Ltd., ADR	610,364	24,848
Royalty Pharma PLC Class A	385,836	16,976
TG Therapeutics, Inc. (a)	166,107	7,427
Thermo Fisher Scientific, Inc.	54,011	25,398
UnitedHealth Group, Inc.	48,739	19,437
Veeva Systems, Inc. Class A (a)	97,007	27,400
Vertex Pharmaceuticals, Inc. (a)	145,481	31,744
West Pharmaceutical Services, Inc.	65,902	21,650
Zoetis, Inc.	150,625	26,063
		434,454
Industrials (8.3%):
CoStar Group, Inc. (a)	33,963	29,019
Deere & Co.	147,306	54,629
Expeditors International of Washington, Inc.	240,401	26,410
Generac Holdings, Inc. (a)	46,306	15,001
IDEX Corp.	64,831	14,535
IHS Markit Ltd.	87,397	9,402
The Boeing Co. (a)	214,529	50,266
Trane Technologies PLC	164,449	28,586
Uber Technologies, Inc. (a)	620,064	33,961
United Parcel Service, Inc. Class B	94,544	19,274
		281,083
IT Services (12.2%):
Automatic Data Processing, Inc.	40,010	7,481
EPAM Systems, Inc. (a)	78,508	35,937
Fiserv, Inc. (a)	209,189	25,128
Gartner, Inc. (a)	38,290	7,500
PayPal Holdings, Inc. (a)	294,700	77,297
Shopify, Inc. Class A (a)	19,607	23,185
Square, Inc. Class A (a)	33,743	8,261
Twilio, Inc. Class A (a)	178,346	65,596
Visa, Inc. Class A	699,062	163,274
		413,659
Materials (0.4%):
The Scotts Miracle-Gro Co.	54,245	12,539

Real Estate (0.4%):
SBA Communications Corp.	44,970	13,478

Semiconductors & Semiconductor Equipment (7.7%):
Advanced Micro Devices, Inc. (a)	217,893	17,784
Lam Research Corp.	31,415	19,491
Marvell Technology, Inc.	234,609	10,607
Microchip Technology, Inc.	79,267	11,913
Micron Technology, Inc. (a)	353,778	30,450
NVIDIA Corp.	225,231	135,224
QUALCOMM, Inc.	178,889	24,830
STMicroelectronics NV, NYS (b)	296,721	11,065
		261,364

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Software (16.1%):
Adobe, Inc. (a)	76,393	$38,834
Autodesk, Inc. (a)	240,712	70,267
Cadence Design Systems, Inc. (a)	155,266	20,459
Fair Isaac Corp. (a)	20,344	10,608
Microsoft Corp.	682,740	172,173
Oracle Corp.	590,116	44,725
RingCentral, Inc. Class A (a)	87,383	27,871
salesforce.com, Inc. (a)	176,098	40,559
ServiceNow, Inc. (a)	102,118	51,710
Synopsys, Inc. (a)	40,911	10,107
The Trade Desk, Inc. Class A (a)	31,600	23,046
Workday, Inc. Class A (a)	116,962	28,889
Zoom Video Communications, Inc. Class A (a)	29,557	9,446
		548,694
Technology Hardware, Storage & Peripherals (3.1%):
Apple, Inc.	785,961	103,322
Total Common Stocks (Cost $1,650,954)		3,354,152

Collateral for Securities Loaned^ (0.6%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (c)	280,038	280
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	19,046,640	19,047
Total Collateral for Securities Loaned (Cost $19,327)		19,327
Total Investments (Cost $1,670,281) — 99.8%		3,373,479
Other assets in excess of liabilities — 0.2%		5,559
NET ASSETS - 100.00%		$3,379,038

At April 30, 2021, the Fund's investments in foreign securities were 7.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Communication Services (11.4%):
Activision Blizzard, Inc.	193,882	$17,680
Alphabet, Inc. Class C (a)	34,960	84,259
Comcast Corp. Class A	223,519	12,551
Facebook, Inc. Class A (a)	169,913	55,235
Omnicom Group, Inc.	189,885	15,620
Sirius XM Holdings, Inc. (b)	956,296	5,833
Twitter, Inc. (a)	357,498	19,741
Verizon Communications, Inc.	490,509	28,347
World Wrestling Entertainment, Inc. Class A	22,954	1,265
		240,531
Communications Equipment (1.5%):
Cisco Systems, Inc.	322,235	16,405
Juniper Networks, Inc.	102,982	2,615
Palo Alto Networks, Inc. (a)	36,368	12,852
		31,872
Consumer Discretionary (13.0%):
Amazon.com, Inc. (a)	16,555	57,403
Aptiv PLC (a)	106,726	15,357
Best Buy Co., Inc.	81,677	9,497
Booking Holdings, Inc. (a)	6,246	15,403
Caesars Entertainment, Inc. (a)	82,546	8,076
Chipotle Mexican Grill, Inc. (a)	10,288	15,350
Dollar General Corp.	53,785	11,551
eBay, Inc.	28,663	1,599
Genuine Parts Co.	26,484	3,310
H&R Block, Inc.	46,721	1,040
Lennar Corp. Class A	37,747	3,911
Lowe's Cos., Inc.	34,043	6,681
NIKE, Inc. Class B	144,426	19,154
Pool Corp.	4,803	2,029
Target Corp.	136,640	28,319
Tesla, Inc. (a)	37,799	26,816
The Home Depot, Inc.	98,354	31,834
The TJX Cos., Inc.	123,975	8,802
Whirlpool Corp.	23,454	5,545
		271,677
Consumer Staples (5.4%):
Colgate-Palmolive Co.	101,550	8,195
Constellation Brands, Inc. Class A	59,163	14,218
Costco Wholesale Corp.	9,267	3,448
General Mills, Inc.	94,122	5,728
Ingredion, Inc.	28,180	2,632
Kimberly-Clark Corp.	49,258	6,567
Philip Morris International, Inc.	122,313	11,620
Sysco Corp.	52,509	4,449
The Boston Beer Co., Inc. Class A (a)	15,398	18,732
The Hershey Co.	29,875	4,908
The J.M. Smucker Co.	21,803	2,856
The Kroger Co.	31,372	1,146
The Procter & Gamble Co.	71,510	9,541
Tyson Foods, Inc. Class A	77,071	5,970
Walgreens Boots Alliance, Inc.	93,882	4,985

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Walmart, Inc.	36,656	$5,129
		110,124
Electronic Equipment, Instruments & Components (0.1%):
Corning, Inc.	63,127	2,791

Energy (1.5%):
Cabot Oil & Gas Corp.	190,178	3,170
Chevron Corp.	35,396	3,648
EOG Resources, Inc.	210,820	15,525
Halliburton Co.	63,222	1,237
Phillips 66	96,117	7,777
		31,357
Financials (10.1%):
Aflac, Inc.	73,315	3,939
American Express Co.	19,287	2,958
American Financial Group, Inc.	30,955	3,803
Ameriprise Financial, Inc.	21,803	5,634
Annaly Capital Management, Inc.	967,891	8,788
Bank of America Corp.	465,547	18,869
BlackRock, Inc.	7,243	5,934
Brown & Brown, Inc.	23,680	1,259
Capital One Financial Corp.	29,264	4,362
Citizens Financial Group, Inc.	34,597	1,601
Commerce Bancshares, Inc.	7,104	553
Everest Re Group Ltd.	8,158	2,259
FactSet Research Systems, Inc.	12,443	4,184
Fidelity National Financial, Inc.	73,160	3,338
Fifth Third Bancorp	316,771	12,842
Huntington Bancshares, Inc.	356,515	5,462
Intercontinental Exchange, Inc.	23,257	2,738
JPMorgan Chase & Co.	183,102	28,163
KeyCorp	588,967	12,816
M&T Bank Corp.	9,242	1,457
Marsh & McLennan Cos., Inc.	23,185	3,146
MetLife, Inc.	52,015	3,310
Morgan Stanley	33,653	2,778
Regions Financial Corp.	409,393	8,925
RenaissanceRe Holdings Ltd.	16,826	2,841
S&P Global, Inc.	10,359	4,044
SEI Investments Co.	11,678	717
State Street Corp.	46,411	3,896
T. Rowe Price Group, Inc.	42,046	7,535
The Allstate Corp.	85,519	10,844
The Goldman Sachs Group, Inc.	29,851	10,401
The Hanover Insurance Group, Inc.	18,949	2,621
The Hartford Financial Services Group, Inc.	68,531	4,520
The PNC Financial Services Group, Inc.	37,135	6,942
The Travelers Cos., Inc.	16,707	2,584
Western Alliance Bancorp	21,094	2,216
Zions Bancorp NA	85,436	4,767
		213,046
Health Care (11.4%):
Abbott Laboratories	24,595	2,953
Align Technology, Inc. (a)	25,949	15,453
AmerisourceBergen Corp.	13,155	1,589
Amgen, Inc.	23,425	5,614
Anthem, Inc.	4,919	1,866

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Bristol-Myers Squibb Co.	61,907	$3,864
Cardinal Health, Inc.	66,179	3,993
Cerner Corp.	32,361	2,429
Charles River Laboratories International, Inc. (a)	59,009	19,617
Chemed Corp.	2,476	1,180
Cigna Corp.	17,370	4,325
CVS Health Corp.	38,508	2,942
Danaher Corp.	10,377	2,635
DexCom, Inc. (a)	20,374	7,866
Eli Lilly & Co.	26,171	4,783
Fate Therapeutics, Inc. (a)	78,889	6,894
Gilead Sciences, Inc.	60,300	3,827
Horizon Therapeutics PLC (a)	90,804	8,592
Johnson & Johnson	132,929	21,631
McKesson Corp.	24,818	4,655
Medtronic PLC	22,927	3,002
Merck & Co., Inc.	54,437	4,056
Novocure Ltd. (a)	29,192	5,958
PerkinElmer, Inc.	12,856	1,667
Pfizer, Inc.	199,867	7,725
Quest Diagnostics, Inc.	20,926	2,760
ResMed, Inc.	8,261	1,553
Royalty Pharma PLC Class A	362,663	15,957
Thermo Fisher Scientific, Inc.	7,869	3,700
UnitedHealth Group, Inc.	57,722	23,020
Vertex Pharmaceuticals, Inc. (a)	66,753	14,565
West Pharmaceutical Services, Inc.	67,939	22,320
Zoetis, Inc.	24,192	4,186
		237,177
Industrials (9.2%):
3M Co.	41,519	8,185
Acuity Brands, Inc.	12,191	2,262
Allison Transmission Holdings, Inc.	8,237	342
BWX Technologies, Inc.	9,574	641
C.H. Robinson Worldwide, Inc.	235	23
Caterpillar, Inc.	33,407	7,620
Cintas Corp.	4,970	1,716
Cummins, Inc.	33,265	8,384
Deere & Co.	15,913	5,901
Eaton Corp. PLC	46,986	6,715
Emerson Electric Co.	51,929	4,699
Fastenal Co.	103,511	5,412
FedEx Corp.	16,120	4,680
Graco, Inc.	10,630	816
Huntington Ingalls Industries, Inc.	18,370	3,900
IDEX Corp.	58,966	13,221
IHS Markit Ltd.	83,801	9,015
Illinois Tool Works, Inc.	42,988	9,907
Johnson Controls International PLC	62,307	3,884
Knight-Swift Transportation Holdings, Inc.	33,858	1,595
Lennox International, Inc.	13,334	4,472
Lockheed Martin Corp.	19,256	7,328
ManpowerGroup, Inc.	28,285	3,419
Masco Corp.	47,361	3,025
Northrop Grumman Corp.	5,477	1,941
Old Dominion Freight Line, Inc.	11,833	3,051
PACCAR, Inc.	38,185	3,432
Robert Half International, Inc.	72,145	6,321
Rockwell Automation, Inc.	32,193	8,507

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Snap-on, Inc.	21,893	$5,202
The Toro Co.	32,346	3,707
Trane Technologies PLC	30,862	5,365
United Parcel Service, Inc. Class B	153,709	31,335
W.W. Grainger, Inc.	10,306	4,468
Waste Management, Inc.	807	111
		190,602
IT Services (7.4%):
Accenture PLC Class A	13,128	3,807
Cognizant Technology Solutions Corp. Class A	44,556	3,582
Fiserv, Inc. (a)	192,494	23,122
Gartner, Inc. (a)	35,881	7,028
Mastercard, Inc. Class A	15,232	5,820
PayPal Holdings, Inc. (a)	83,441	21,886
Square, Inc. Class A (a)	31,246	7,650
The Western Union Co.	61,857	1,593
Twilio, Inc. Class A (a)	103,003	37,885
Visa, Inc. Class A	177,564	41,472
		153,845
Materials (2.8%):
Air Products & Chemicals, Inc.	8,002	2,308
International Paper Co.	48,117	2,791
LyondellBasell Industries NV Class A	92,388	9,584
Nucor Corp.	58,858	4,842
Packaging Corp. of America	28,480	4,205
PPG Industries, Inc.	34,749	5,950
RPM International, Inc.	15,932	1,511
Steel Dynamics, Inc.	86,136	4,670
The Scotts Miracle-Gro Co.	56,809	13,133
The Sherwin-Williams Co.	21,906	5,999
Westrock Co.	37,933	2,115
		57,108
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.	16,994	3,078
AvalonBay Communities, Inc.	15,183	2,915
Boston Properties, Inc.	17,413	1,904
Equity Residential	29,687	2,204
Essex Property Trust, Inc.	8,145	2,366
Healthpeak Properties, Inc.	62,191	2,136
Host Hotels & Resorts, Inc. (a)	123,912	2,250
Invitation Homes, Inc.	38,304	1,343
National Retail Properties, Inc.	38,358	1,781
Prologis, Inc.	48,263	5,624
Public Storage	10,751	3,023
Realty Income Corp.	40,739	2,817
Regency Centers Corp.	33,087	2,106
SBA Communications Corp.	41,381	12,402
Simon Property Group, Inc.	12,906	1,571
Ventas, Inc.	70,823	3,928
VICI Properties, Inc.	89,150	2,826
Welltower, Inc.	42,140	3,162
		57,436
Semiconductors & Semiconductor Equipment (6.1%):
Advanced Micro Devices, Inc. (a)	200,503	16,365
Broadcom, Inc.	12,551	5,726
Intel Corp.	250,137	14,390

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Lam Research Corp.	30,566	$18,965
Marvell Technology, Inc.	225,708	10,204
Microchip Technology, Inc.	74,574	11,208
NVIDIA Corp.	39,846	23,922
QUALCOMM, Inc.	41,978	5,827
Skyworks Solutions, Inc.	7,859	1,425
STMicroelectronics NV, NYS (b)	280,516	10,461
Texas Instruments, Inc.	54,890	9,908
		128,401
Software (9.4%):
Citrix Systems, Inc.	9,030	1,118
Fair Isaac Corp. (a)	18,698	9,749
Microsoft Corp.	465,863	117,482
Oracle Corp.	36,430	2,761
RingCentral, Inc. Class A (a)	82,070	26,177
ServiceNow, Inc. (a)	20,202	10,230
Synopsys, Inc. (a)	39,177	9,679
Workday, Inc. Class A (a)	48,600	12,004
Zoom Video Communications, Inc. Class A (a)	27,196	8,691
		197,891
Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc.	713,476	93,794
HP, Inc.	146,697	5,004
NetApp, Inc.	38,937	2,908
		101,706
Utilities (2.7%):
Ameren Corp.	22,321	1,894
CMS Energy Corp.	68,080	4,384
DTE Energy Co.	41,488	5,809
Duke Energy Corp.	47,886	4,822
Evergy, Inc.	67,250	4,302
Exelon Corp.	168,134	7,556
National Fuel Gas Co.	10,861	539
NextEra Energy, Inc.	64,884	5,029
Pinnacle West Capital Corp.	31,424	2,660
PPL Corp.	74,611	2,173
The Southern Co.	34,957	2,313
UGI Corp.	21,195	927
Vistra Corp.	51,713	872
WEC Energy Group, Inc.	100,520	9,767
Xcel Energy, Inc.	58,918	4,201
		57,248
Total Common Stocks (Cost $1,413,136)		2,082,812

Collateral for Securities Loaned^ (0.7%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (c)	239,380	239
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	6,483,918	6,484
Invesco Government & Agency Portfolio, Institutional Shares, 0.03% (c)	7,839,183	7,839
Total Collateral for Securities Loaned (Cost $14,562)		14,562
Total Investments (Cost $1,427,698) — 100.3%		2,097,374
Liabilities in excess of other assets — (0.3)%		(5,396)
NET ASSETS - 100.00%		$2,091,978

At April 30, 2021, the Fund's investments in foreign securities were 4.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2021.

NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.1%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$2,393	$2,385

Total Asset-Backed Securities (Cost $2,393)		2,385

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	163	161
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.07% (LIBOR01M+96bps), 2/25/35, Callable 5/25/21 @ 100 (d)	1,665	234
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.31% (LIBOR01M+19bps), 2/15/40 (d)	50	50
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.35%, 5/17/40, Callable 6/11/21 @ 100 (c)(e)	40	—	(f)
Total Collateralized Mortgage Obligations (Cost $938)		445

Common Stocks (2.4%)
Communication Services (0.5%):
AT&T, Inc.	33,780	1,061
Clear Channel Outdoor Holdings, Inc. (g)	163,905	411
Comcast Corp. Class A	52,422	2,944
iHeartMedia, Inc. Class A (g)	69,703	1,334
Lumen Technologies, Inc.	63,000	808
Verizon Communications, Inc.	19,653	1,136
		7,694
Consumer Discretionary (0.0%):(b)
Las Vegas Sands Corp. (g)(h)	13,500	827

Energy (0.6%):
Bonanza Creek Energy, Inc. (g)	44,848	1,484
BP PLC, ADR	53,764	1,353
Chesapeake Energy Corp. (g)	101,809	4,640
GenOn Energy, Inc. (g)(i)	16,168	1,967
Nine Point Energy (g)(i)(j)	2,678,202	—	(f)
Paragon Litigation (g)(i)(j)	3,813	25
Paragon Litigation (g)(i)(j)	2,542	—	(f)
Royal Dutch Shell PLC, ADR	32,263	1,226
Sabine Oil & Gas Holdings, Inc. (g)(i)(j)	2,824	18
SandRidge Energy, Inc. (g)	584	2
Thunderbird Resources (g)(i)(j)	22,883	6
		10,721
Financials (0.7%):
CME Group, Inc.	13,217	2,670
JPMorgan Chase & Co.	18,507	2,847
KeyCorp	111,918	2,435
Regions Financial Corp.	109,207	2,381
		10,333
Health Care (0.3%):
AbbVie, Inc.	22,300	2,486
CVS Health Corp.	18,400	1,406
Merck & Co., Inc.	30,900	2,302
		6,194
Information Technology (0.1%):
Microsoft Corp. (h)	7,174	1,809

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Materials (0.1%):
LyondellBasell Industries NV Class A	19,215	$1,993

Real Estate (0.1%):
Crown Castle International Corp.	12,489	2,361

Total Common Stocks (Cost $32,181)		41,932

Preferred Stocks (2.0%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	192,291	4,907

Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (d)(k)	114,391	3,151
CHS, Inc., cumulative redeemable, Series 1, 7.88% (k)	109,326	3,109
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(k)	50,200	5,020
		11,280
Energy (0.7%):
NuStar Logistics LP, 6.92% (LIBOR03M+673bps), 1/15/43 (h)	568,004	13,734

Financials (0.2%):
U.S. Bancorp, non-cumulative, Series A (LIBOR03M+102bps) (k)	3,000	2,776

Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (k)	45,314	2,889
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (k)	5,310	363
		3,252
Total Preferred Stocks (Cost $33,591)		35,949

Warrants (0.0%)(b)
Energy (0.0%):(b)
SandRidge Energy, Inc. (i)	14,270	—	(f)
SandRidge Energy, Inc.	6,008	—	(f)
		—
Total Warrants (Cost $–)		—	(f)

Convertible Corporate Bonds (0.1%)
Energy (0.1%):
Cheniere Energy, Inc., 4.25%, 3/15/45, Callable 9/15/21 @ 83.96	$1,500	1,242

Total Convertible Corporate Bonds (Cost $1,096)		1,242

Senior Secured Loans (1.8%)
Cengage Learning, Inc., 2016 Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 6/7/23 (d)	2,850	2,836
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR06M+625bps), 3/22/24 (d)	2,144	2,143
Daseke Companies, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR01M+400bps), 3/5/28 (d)	1,000	1,000
Envision Healthcare Corp., Initial Term Loans, First Lien, 3.86% (LIBOR01M+375bps), 10/11/25 (d)	5	4
Getty Images, Inc., Initial Dollar Term Loans, First Lien, 4.63% (LIBOR01M+450bps), 2/19/26 (d)	2,904	2,877

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (d)	$1,469		$1,465
H-Food Holdings LLC, Initial Term Loan, First Lien, 3.80% (LIBOR01M+369bps), 5/31/25 (d)	1,975		1,955
Indy U.S. Bidco LLC, Tranche B-1 Term Loans, First Lien, 4.11% (LIBOR01M+400bps), 2/5/28 (d)	500		499
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 3.11% (LIBOR01M+300bps), 6/30/24 (d)(i)	39		31
Lealand Finance Co. BV, Take-Back Term Loan, First Lien, 1.11% (LIBOR01M+100bps), 6/30/25 (d)(i)	324		138
Lucid Energy Group II Borrower LLC, Initial Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 2/18/25 (d)	1,925		1,894
Mitchell International, Inc., Initial Term Loans Second Lien, 7.36% (LIBOR01M+725bps), 11/30/25 (d)	3,000		2,994
Pregis Topco LLC, Initial Term Loan, First Lien, 3.86% (LIBOR01M+375bps), 7/25/26 (d)	1,481		1,475
Quicksilver Resources, Inc., 6/21/19 (i)(j)(l)	3,993		6
RACKSPACE TECHNOLOGY GLOBAL, Inc., Term B Loans, First Lien, 3.50% (LIBOR03M+275bps), 2/9/28 (d)	500		496
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.50% (LIBOR03M+375bps), 10/2/26 (d)	2,992		2,991
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (d)	5,893		5,477
WaterBridge Midstream Operating LLC, 1st Lien Term Loan B, 6.75% (LIBOR06M+575bps), 6/21/26 (d)	—	(f)	—	(f)
Wok Holdings, Inc., Initial Term Loans, First Lien, 6.36% (LIBOR01M+625bps), 3/1/26 (d)	2,940		2,835
Total Senior Secured Loans (Cost $35,133)			31,116

Corporate Bonds (72.0%)
Communication Services (13.2%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13	5,000		4,928
Cars.com, Inc., 6.38%, 11/1/28, Callable 11/1/23 @ 103.19 (a)	2,000		2,086
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25 (a)(m)	5,000		5,036
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	23,000		24,000
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000		5,096
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 (a)	1,000		1,010
CenturyLink, Inc.
7.50%, 4/1/24, Callable 1/1/24 @ 100	5,000		5,592
7.65%, 3/15/42	6,621		7,562
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41, Callable 12/1/40 @ 100	3,000		2,882
Cincinnati Bell, Inc.
7.00%, 7/15/24, Callable 9/15/21 @ 101.75 (a)	6,000		6,189
8.00%, 10/15/25, Callable 10/15/21 @ 104 (a)	4,000		4,242
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,667		1,693
CSC Holdings LLC
5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000		1,053
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000		3,305
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500		4,970
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	11,000		11,701
5.00%, 11/15/31, Callable 11/15/26 @ 102.5 (a)(n)	1,000		1,002
Dish DBS Corp.
5.00%, 3/15/23	5,000		5,229
5.88%, 11/15/24	4,000		4,330
7.75%, 7/1/26	7,000		8,070
7.38%, 7/1/28, Callable 7/1/23 @ 103.69	2,000		2,159

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Embarq Corp., 8.00%, 6/1/36	$5,000	$5,823
Frontier Communications Corp.
5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	2,045
6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)	2,000	2,108
9.00%, 8/15/31 (o)	1,000	711
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	500	500
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,714	3,982
Iheartcommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19	394	419
Lamar Media Corp., 4.88%, 1/15/29, Callable 1/15/24 @ 102.44	1,000	1,055
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	2,065
Meredith Corp., 6.88%, 2/1/26, Callable 6/7/21 @ 103.44 (m)	4,492	4,614
Netflix, Inc.
4.88%, 4/15/28	2,500	2,879
4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	3,500	4,060
Nexstar Broadcasting, Inc.
5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	4,000	4,225
4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (a)	2,000	2,036
Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75 (a)	1,000	969
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 6/7/21 @ 101.69 (a)(m)	4,500	4,466
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)	500	496
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a)	500	507
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)	8,000	7,963
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	5,000	5,003
Sprint Corp.
7.63%, 2/15/25, Callable 11/15/24 @ 100 (h)	10,000	11,901
7.63%, 3/1/26, Callable 11/1/25 @ 100	10,000	12,264
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	6,000	6,235
T-Mobile USA, Inc.
6.00%, 4/15/24, Callable 5/18/21 @ 100	5,000	5,036
2.63%, 4/15/26, Callable 4/15/23 @ 101.31	8,000	8,138
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	5,000	5,343
Univision Communications, Inc., 9.50%, 5/1/25, Callable 5/1/22 @ 104.75 (a)	3,000	3,336
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 6/7/21 @ 102 (a)	1,500	1,489
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	5,161
Zayo Group LLC/Zayo Capital, Inc.
6.38%, 5/15/25, Callable 5/17/21 @ 102.13 (m)	5,000	5,111
5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (a)	500	512
		232,587
Consumer Discretionary (8.5%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	3,000	3,135
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/1/25, Callable 6/7/21 @ 105.06 (a)	4,000	4,162
9.88%, 4/1/27, Callable 4/1/22 @ 107.41 (a)	2,000	2,274
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	6,300	7,028
Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	1,000	1,025
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 5/18/21 @ 102.63 (a)	4,000	4,035
Carnival Corp., 9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	6,065	7,137
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	4,500	4,858

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24, Callable 6/1/22 @ 106.5 (a)	$500	$572
Ford Motor Co.
9.00%, 4/22/25, Callable 3/22/25 @ 100 (h)	3,000	3,665
6.63%, 10/1/28	13,000	15,273
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	2,000	2,148
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,498
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,500	2,531
3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a)	3,000	2,961
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	3,000	3,245
L Brands, Inc., 6.95%, 3/1/33 (m)	3,000	3,521
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a)(h)	2,500	2,608
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	4,500	4,734
Magic Mergerco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63 (a)	3,000	3,040
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28, Callable 9/15/22 @ 102.38	2,000	2,025
Mattel, Inc.
6.75%, 12/31/25, Callable 5/18/21 @ 105.06 (a)	969	1,019
3.75%, 4/1/29, Callable 4/1/24 @ 101.88 (a)	3,000	3,069
MGM Resorts International
6.75%, 5/1/25, Callable 5/1/22 @ 103.38	3,000	3,218
4.75%, 10/15/28, Callable 7/15/28 @ 100	4,000	4,223
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	721	710
Newell Brands, Inc.
4.88%, 6/1/25, Callable 5/1/25 @ 100	3,000	3,323
5.87%, 4/1/36, Callable 10/1/35 @ 100	3,500	4,346
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 (m)	2,000	2,043
4.25%, 8/1/31, Callable 5/1/31 @ 100 (a)	3,000	3,038
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 2/15/28, Callable 2/15/24 @ 103 (a)	2,000	2,002
10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)	1,000	1,136
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	7,000	7,562
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	5,642
Tesla, Inc., 5.30%, 8/15/25, Callable 6/7/21 @ 103.98 (a)	7,000	7,254
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 5/18/21 @ 103.31 (a)(m)	3,000	3,063
USA Compression Partners LP / USA Compression Finance, 6.88%, 4/1/26, Callable 6/7/21 @ 105.16	3,000	3,145
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,000	2,075
Williams Scotsman International, Inc., 4.63%, 8/15/28, Callable 8/15/23 @ 102.31 (a)	1,000	1,023
Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19 (a)	2,500	2,674
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	3,000	3,092
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,292
		149,424
Consumer Staples (3.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25, Callable 6/7/21 @ 102.88 (m)	1,920	1,979
Coty, Inc., 6.50%, 4/15/26, Callable 6/7/21 @ 104.88 (a)	5,000	5,029
Edgewell Personal Care Co.
5.50%, 6/1/28, Callable 6/1/23 @ 102.75 (a)	1,000	1,063
4.13%, 4/1/29, Callable 4/1/24 @ 102.06 (a)	2,500	2,496

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 6/7/21 @ 104.25 (a)	$4,000	$4,120
JBS Investments II GmbH, 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,500	1,589
Kraft Heinz Foods Co.
4.25%, 3/1/31, Callable 12/1/30 @ 100 (h)	1,500	1,653
4.38%, 6/1/46, Callable 12/1/45 @ 100	7,000	7,498
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	3,339
Pilgrim's Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (a)	3,000	3,193
Post Holdings, Inc.
5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (a)	3,000	3,144
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,691
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	3,028
Spectrum Brands, Inc.
5.50%, 7/15/30, Callable 7/15/25 @ 102.75 (a)	500	539
3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (a)	2,500	2,451
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (a)	1,000	1,012
U.S. Foods, Inc.
6.25%, 4/15/25, Callable 4/15/22 @ 103.13 (a)	4,000	4,254
4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a)	2,000	2,025
		51,103
Energy (9.7%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 6/7/21 @ 103.75 (a)	2,000	1,894
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,000	5,096
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 12/15/22 @ 103.81 (a)	1,500	1,621
Bonanza Creek Energy, Inc., 7.50%, 4/30/26, Callable 5/18/21 @ 107.5	482	482
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	4,000	3,857
California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57 (a)	3,000	3,073
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 6/7/21 @ 106.19 (m)	3,000	2,783
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (a)	1,000	1,030
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 11/15/21 @ 105.5 (a)	2,000	1,893
Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100 (a)(m)	5,000	5,801
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29, Callable 5/1/24 @ 102.5 (a)	2,000	2,047
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 4/1/25, Callable 6/7/21 @ 105.63 (a)	1,163	1,185
CSI Compressco LP/CSI Compressco Finance, Inc. PIK, 10.00%, 4/1/26, Callable 4/1/23 @ 107.5 (a)(p)	3,652	3,251
DCP Midstream Operating LP
5.13%, 5/15/29, Callable 2/15/29 @ 100	2,000	2,146
6.75%, 9/15/37 (a)	2,030	2,352
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28, Callable 5/1/24 @ 104.25 (a)	2,000	1,959
Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31 (a)	2,000	2,131
Energy Transfer Operating LP, 3.22% (LIBOR03M+302bps), 11/1/66, Callable 6/7/21 @ 100 (d)	3,000	2,222
Energy Transfer, LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (d)(k)	3,000	3,051
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (d)(k)	1,500	1,041
Enterprise Products Operating LLC, 2.97% (LIBOR03M+278bps), 6/1/67, Callable 6/7/21 @ 100 (d)	3,000	2,656

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise TE Partners LP, 2.97% (LIBOR03M+278bps), 6/1/67, Callable 6/7/21 @ 100 (d)	$3,000	$2,453
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	1,000	1,279
GenOn Energy, Inc., 9.88%, 10/15/20 (i)(j)	7,000	—
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	3,105
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	4,000	4,159
Indigo Natural Resources LLC, 5.38%, 2/1/29, Callable 2/1/24 @ 102.69 (a)	1,500	1,489
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59 (m)	3,000	3,089
Martin Midstream Partners LP/Martin Midstream Finance Corp.
10.00%, 2/29/24, Callable 8/12/21 @ 102 (a)	480	499
11.50%, 2/28/25 (a)(m)	3,019	3,118
MPLX LP, 6.87% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (d)(k)(m)	5,000	5,057
Murphy Oil Corp.
6.88%, 8/15/24, Callable 6/7/21 @ 103.44 (m)	4,000	4,105
5.75%, 8/15/25, Callable 6/7/21 @ 104.31	6,765	6,921
Occidental Petroleum Corp.
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	5,986
8.50%, 7/15/27, Callable 1/15/27 @ 100	5,000	6,103
6.38%, 9/1/28, Callable 3/1/28 @ 100	5,000	5,610
8.88%, 7/15/30, Callable 1/15/30 @ 100	2,000	2,573
4.53%, 10/10/36 (q)	3,500	1,764
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (h)	3,000	3,361
Ovintiv, Inc., 6.63%, 8/15/37	3,000	3,784
PDC Energy, Inc., 5.75%, 5/15/26, Callable 6/7/21 @ 104.31	1,500	1,559
Petroleos Mexicanos, 6.63%, 6/15/35	12,000	11,579
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (m)	2,000	1,990
Southern Union Co., 3.22% (LIBOR03M+302bps), 11/1/66, Callable 6/7/21 @ 100 (d)	2,000	1,234
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,160
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (m)	1,000	1,075
SRC Energy, Inc., 6.25%, 12/1/25, Callable 6/7/21 @ 104.69 (m)	5,000	5,099
Sunoco LP/Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25 (a)	3,000	3,024
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	3,045
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106 (a)	2,000	2,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 1/15/23 @ 102.5	10,000	10,524
4.88%, 2/1/31, Callable 2/1/26 @ 102.44 (a)	2,000	2,093
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)	2,360	2,283
Western Midstream Operating LP, 6.50%, 2/1/50, Callable 8/1/49 @ 100	7,000	7,915
		171,609
Financials (9.3%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 8/15/21 @ 102.44 (a)(m)	6,700	6,867
AmTrust Financial Services, Inc., 6.13%, 8/15/23	5,000	4,991
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (a)	4,000	4,260
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	2,000	2,027
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,329
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (d)	2,000	2,065
Credit Acceptance Corp.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.13%, 12/31/24, Callable 12/31/21 @ 102.56 (a)	$1,000	$1,033
6.63%, 3/15/26, Callable 3/15/22 @ 103.31	7,750	8,180
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,764
Flex Acquisition Co., Inc.
6.88%, 1/15/25, Callable 6/7/21 @ 101.72 (a)	3,150	3,202
7.88%, 7/15/26, Callable 7/15/21 @ 103.94 (a)	2,000	2,092
Ford Motor Credit Co. LLC
4.13%, 8/17/27, Callable 6/17/27 @ 100	6,250	6,534
5.11%, 5/3/29, Callable 2/3/29 @ 100	10,000	10,920
4.00%, 11/13/30, Callable 8/13/30 @ 100 (h)	5,000	5,104
FS KKR Capital Corp. II, 4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	3,000	3,097
Genworth Holdings, Inc., 2.20% (LIBOR03M+200bps), 11/15/66, Callable 5/24/21 @ 100 (d)	3,000	1,730
HUB International Ltd., 7.00%, 5/1/26, Callable 6/7/21 @ 103.5 (a)	3,000	3,109
ILFC E-Capital Trust II, 4.25%, 12/21/65, Callable 6/7/21 @ 100 (a)	5,362	4,556
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,077
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a)(h)	3,000	3,314
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (i)	1,000	7
Lehman Brothers Treasury Co. BV, MTN (k)(r)	1,447	9
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	2,917	2,938
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,397
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	1,000	1,068
Navient Corp.
6.75%, 6/25/25	7,000	7,622
6.75%, 6/15/26	5,000	5,393
5.63%, 8/1/33, MTN	6,000	5,624
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (d)(m)	1,000	1,078
OneMain Finance Corp.
8.88%, 6/1/25, Callable 6/1/22 @ 104.44	1,500	1,662
7.13%, 3/15/26	9,000	10,513
6.63%, 1/15/28, Callable 7/15/27 @ 100	1,000	1,144
5.38%, 11/15/29, Callable 5/15/29 @ 100	3,500	3,777
PPL Capital Funding, Inc., 2.86% (LIBOR03M+267bps), 3/30/67, Callable 6/7/21 @ 100 (d)	5,000	4,710
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (a)	974	1,029
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 4/30/25, Callable 4/30/22 @ 104.38 (a)	3,000	3,318
SBL Holdings, Inc., 5.13%, 11/13/26, Callable 9/13/26 @ 100 (a)	5,000	5,502
Starwood Property Trust, Inc., 5.50%, 11/1/23, Callable 8/1/23 @ 100 (a)	1,000	1,053
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (d)	10,000	10,735
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,780	4,445
The Hartford Financial Services Group, Inc., 2.32% (LIBOR03M+213bps), 2/12/67, Callable 6/7/21 @ 100 (a)(d)	2,000	1,922
		162,197
Health Care (8.1%):
Bausch Health Cos., Inc.
5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	4,633	4,701
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)	13,370	13,438
5.25%, 2/15/31, Callable 2/15/26 @ 102.63 (a)	1,000	1,001
Centene Corp.
4.63%, 12/15/29, Callable 12/15/24 @ 102.31	5,000	5,426
3.38%, 2/15/30, Callable 2/15/25 @ 101.69	3,000	3,015
CHS, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	17,000	18,307
CHS/Community Health Systems, Inc.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.63%, 2/15/25, Callable 2/15/22 @ 103.31 (a)	$6,000	$6,332
6.88%, 4/15/29, Callable 4/15/24 @ 103.44 (a)	3,000	3,138
DaVita, Inc.
4.63%, 6/1/30, Callable 6/1/25 @ 102.31 (a)	1,500	1,519
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	10,000	9,503
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,194
Encompass Health Corp.
5.75%, 9/15/25, Callable 6/7/21 @ 102.88 (m)	2,000	2,069
4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	531
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 10/1/21 @ 103.25 (a)	2,000	2,049
HCA, Inc.
5.63%, 9/1/28, Callable 3/1/28 @ 100	9,500	11,079
3.50%, 9/1/30, Callable 3/1/30 @ 100	3,000	3,081
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (a)	6,000	6,379
MPH Acquisition Holdings LLC, 5.75%, 11/1/28, Callable 11/1/23 @ 102.88 (a)(m)	3,000	2,956
Organon Finance 1 LLC
4.13%, 4/30/28, Callable 4/30/24 @ 102.06 (a)	5,000	5,128
5.13%, 4/30/31, Callable 4/30/26 @ 102.56 (a)	2,000	2,075
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (a)(h)	598	644
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	1,218	1,336
Par Pharmaceutical, Inc., 7.50%, 4/1/27, Callable 4/1/22 @ 105.63 (a)	3,250	3,419
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	2,000	1,918
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	5,000	5,317
Tenet Healthcare Corp.
6.75%, 6/15/23	5,000	5,459
5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	8,000	8,408
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)	5,000	5,265
6.88%, 11/15/31	3,000	3,355
US Acute Care Solutions, 6.38%, 3/1/26, Callable 3/1/23 @ 103.19 (a)	2,000	2,087
		142,129
Industrials (7.3%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,500	3,665
Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5 (a)	1,000	1,052
American Airlines, Inc., 11.75%, 7/15/25 (a)	2,000	2,510
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	3,000	3,216
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27, Callable 7/15/22 @ 102.88 (a)(m)	1,000	1,058
5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (a)(m)	2,000	2,091
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 6/7/21 @ 106.34 (a)	4,000	4,091
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	2,771	2,981
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06 (a)	2,000	2,052
Covanta Holding Corp.
5.88%, 7/1/25, Callable 6/7/21 @ 104.41	3,000	3,127
5.00%, 9/1/30, Callable 9/1/25 @ 102.5	1,000	1,028
Delta Air Lines, Inc.
7.00%, 5/1/25 (a)	3,000	3,489
7.38%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,345
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 1/15/22 @ 103.13 (a)	2,500	2,621
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,961
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,076
Howmet Aerospace, Inc., 5.95%, 2/1/37	5,000	6,010

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	$4,000	$4,095
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 6/7/21 @ 105.34 (a)	2,500	2,640
Matthews International Corp., 5.25%, 12/1/25, Callable 6/7/21 @ 103.94 (a)	3,500	3,630
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	965
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	10,000	10,494
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19	2,850	3,185
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,987
Spirit AeroSystems, Inc., 5.50%, 1/15/25, Callable 10/15/22 @ 102.75 (a)	1,500	1,587
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	2,052	2,115
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	125	142
Standard Industries, Inc., 3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	6,000	5,623
Terex Corp., 5.00%, 5/15/29, Callable 5/15/24 @ 102.5 (a)	3,000	3,121
Textron Financial Corp., 1.93% (LIBOR03M+174bps), 2/15/42, Callable 5/24/21 @ 100 (a)(d)	5,000	4,027
TransDigm, Inc.
8.00%, 12/15/25, Callable 4/8/22 @ 104 (a)	500	543
7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	5,368
5.50%, 11/15/27, Callable 11/15/22 @ 102.75	9,000	9,362
4.88%, 5/1/29, Callable 5/1/24 @ 102.44 (a)	5,000	4,926
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	2,482	2,457
Uber Technologies, Inc.
8.00%, 11/1/26, Callable 11/1/21 @ 106 (a)	1,000	1,082
7.50%, 9/15/27, Callable 9/15/22 @ 105.63 (a)	3,000	3,315
United Airlines Pass Through Trust, 4.88%, 7/15/27	998	1,040
United Airlines, Inc.
4.38%, 4/15/26, Callable 10/15/25 @ 100 (a)	250	259
4.63%, 4/15/29, Callable 10/15/28 @ 100 (a)	250	260
United Rentals North America, Inc.
5.50%, 5/15/27, Callable 5/15/22 @ 102.75	5,000	5,329
4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	3,061
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 6/7/21 @ 104.13 (a)	3,000	3,073
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,110
XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (a)	2,000	2,142
		131,311
Information Technology (3.8%):
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (a)	2,500	2,660
Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56 (a)	3,000	3,225
Brightstar Escrow Corp., 9.75%, 10/15/25, Callable 10/15/22 @ 104.88 (a)	2,000	2,179
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (a)	2,000	2,223
CDW LLC/CDW Finance Corp., 4.13%, 5/1/25, Callable 5/1/22 @ 102.06	2,000	2,086
Colt Merger Sub, Inc.
6.25%, 7/1/25, Callable 7/1/22 @ 103.13 (a)	6,000	6,381
5.75%, 7/1/25, Callable 7/1/22 @ 102.88 (a)	1,000	1,054
CommScope Technologies LLC
6.00%, 6/15/25, Callable 5/18/21 @ 103 (a)	5,200	5,293
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)	12,000	11,877
Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 2/15/24 @ 101.5	1,000	991
Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72 (a)	1,500	1,523
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,577

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GTT Communications, Inc., 7.88%, 12/31/24, Callable 6/7/21 @ 103.94 (a)	$1,000	$150
J2 Global, Inc., 4.63%, 10/15/30, Callable 10/15/25 @ 102.21 (a)	1,500	1,536
Microchip Technology, Inc., 4.25%, 9/1/25, Callable 9/1/22 @ 102.13 (a)	3,000	3,144
NCR Corp.
5.13%, 4/15/29, Callable 4/15/24 @ 102.56 (a)	3,000	3,093
6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	3,266
Rocket Software, Inc., 6.50%, 2/15/29, Callable 2/15/24 @ 103.25 (a)	1,500	1,519
Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24, Callable 5/18/21 @ 102.63 (a)	2,500	2,576
Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	3,000	3,078
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	2,200
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100 (m)	5,000	5,545
		67,176
Materials (5.8%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	6,456	7,027
Arconic Corp.
6.00%, 5/15/25, Callable 5/15/22 @ 103 (a)	2,000	2,139
6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,276
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102 (a)	2,500	2,489
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)	3,000	3,067
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	1,000	971
Bway Holding Co., 7.25%, 4/15/25, Callable 6/7/21 @ 101.81 (a)	9,000	8,743
Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44 (a)	4,000	4,070
Compass Minerals International, Inc., 6.75%, 12/1/27, Callable 12/1/22 @ 103.38 (a)	4,000	4,325
Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102.13	5,000	5,373
Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)	3,000	3,191
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25, Callable 12/15/22 @ 102.13 (a)	2,000	2,030
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (a)	10,000	10,054
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26, Callable 6/7/21 @ 103.13 (a)	1,000	1,034
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	3,126
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	5,000	5,267
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31 (a)	1,000	1,084
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 6/7/21 @ 103.13 (a)	4,000	4,110
PolyOne Corp., 5.75%, 5/15/25, Callable 5/15/22 @ 102.88 (a)	3,000	3,170
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	989
SCIH Salt Holdings, Inc.
4.88%, 5/1/28, Callable 5/1/24 @ 102.44 (a)	2,063	2,058
6.63%, 5/1/29, Callable 5/1/24 @ 103.31 (a)	2,000	1,971
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25, Callable 6/7/21 @ 105.63 (a)	2,000	2,082
The Chemours Co.
5.38%, 5/15/27, Callable 2/15/27 @ 100 (m)	3,000	3,214
5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	3,000	3,188
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31 (a)	3,000	3,064
United States Steel Corp., 6.25%, 3/15/26, Callable 6/7/21 @ 103.13 (m)	4,500	4,598
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	978
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 6/7/21 @ 104.31 (a)	2,000	1,981

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Warrior Met Coal LLC, 8.00%, 11/1/24, Callable 6/7/21 @ 104 (a)(m)	$4,000	$4,096
		100,765
Real Estate (1.2%):
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88	3,000	3,368
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (a)	3,750	3,800
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	5,000	5,272
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.25%, 6/15/25, Callable 6/15/22 @ 103.13 (a)	2,000	2,123
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	994
Service Properties Trust
4.95%, 2/15/27, Callable 8/15/26 @ 100	2,000	1,958
4.95%, 10/1/29, Callable 7/1/29 @ 100 (m)	2,000	1,933
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	2,099
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	762
		22,309
Utilities (2.1%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38 (a)	500	526
Calpine Corp.
4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	3,031
4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	10,000	9,864
Genesis Energy LP, 6.50%, 10/1/25, Callable 6/7/21 @ 104.88	3,000	3,012
NRG Energy, Inc.
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,186
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	1,000	980
Pacific Gas and Electric Co., 4.20%, 6/1/41, Callable 12/1/40 @ 100	3,000	2,978
PG&E Corp.
5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,000	1,051
5.25%, 7/1/30, Callable 7/1/25 @ 102.63	3,000	3,203
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)	4,000	4,110
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,179
		37,120

Total Corporate Bonds (Cost $1,186,273)		1,267,730

Yankee Dollars (16.6%)
Communication Services (2.5%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)	10,000	9,913
Altice France SA
7.38%, 5/1/26, Callable 5/18/21 @ 103.69 (a)	10,000	10,387
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (a)	6,000	6,582
5.13%, 7/15/29, Callable 4/15/24 @ 102.56 (a)	5,000	5,021
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)(m)	3,000	3,132
8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)	1,695	1,768
LCPR Seniorr Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (a)	1,500	1,540
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	6,217
		44,560

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (1.7%):
Brookfield Residential Properties, Inc., 6.38%, 5/15/25, Callable 6/7/21 @ 102.13 (a)	$3,000	$3,071
Cirsa Finance International S.A.R.L, 7.88%, 12/20/23, Callable 5/18/21 @ 103.94 (a)	1,000	1,019
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a)(p)	3,524	3,860
International Game Technology PLC
6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,320
6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	3,368
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25, Callable 10/15/22 @ 103.88 (a)	200	217
5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	2,000	2,032
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	3,047
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	3,000	3,187
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	2,000	2,155
Wynn Macau Ltd., 5.13%, 12/15/29, Callable 12/15/24 @ 102.56 (a)(m)	5,000	5,107
		30,383
Consumer Staples (0.7%):
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	6,000	6,615
Leviathan Bond Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 (a)	2,000	2,239
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)(m)	3,000	3,188
		12,042
Energy (1.1%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	2,790
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (a)(m)	1,560	1,592
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 10/15/22 @ 102.81 (a)	3,000	3,095
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	5,000	5,129
5.95%, 1/28/31, Callable 10/28/30 @ 100	3,000	2,894
Tecpetrol SA, 4.88%, 12/12/22, Callable 5/18/21 @ 102.44 (a)(m)	3,000	2,956
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a)(m)	2,415	2,094
		20,550
Financials (3.0%):
Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	6,000	5,918
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a)(d)	4,500	4,922
Deutsche Bank AG
4.30% (USSW5+225bps), 5/24/28, Callable 5/24/23 @ 100 (d)	2,000	2,079
5.88% (SOFR+544bps), 7/8/31, Callable 4/8/30 @ 100 (d)	4,000	4,599
4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (d)	12,000	12,972
Intelsat Jackson Holdings SA
5.50%, 8/1/23, Callable 6/7/21 @ 100.92 (i)(m)(o)(p)	1,000	613
8.50%, 10/15/24, Callable 6/7/21 @ 106.38 (m)(o)(p)(s)	1,000	613
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	5,000	5,632
Natwest Group PLC, 2.52% (LIBOR03M+232bps), Callable 9/30/27 @ 100 (d)(k)	2,900	2,880
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a)(d)	10,000	11,863
		52,091

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Health Care (1.1%):
Bausch Health Cos., Inc.
6.13%, 4/15/25, Callable 6/7/21 @ 102.04 (a)	$2,000	$2,044
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	5,000	5,542
Endo Luxembourg Finance Co. I Sarl / ENDO US, Inc., 6.13%, 4/1/29, Callable 4/1/24 @ 104.59 (a)	7,000	6,930
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100 (m)	3,000	3,270
4.10%, 10/1/46	3,000	2,579
		20,365
Industrials (2.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27 @ 100 (h)	5,000	5,302
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	5,296	5,211
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	1,009
Bombardier, Inc.
7.50%, 3/15/25, Callable 6/7/21 @ 102.5 (a)	10,000	9,992
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a)	5,000	4,989
Danaos Corp., 8.50%, 3/1/28, Callable 3/1/24 @ 104.25 (a)	1,000	1,076
Latam Airlines Pass Through Trust B, 4.50%, 8/15/25	2,931	1,424
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	3,167	3,406
		32,409
Materials (3.2%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	4,000	4,352
Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06 (a)	4,000	4,107
ArcelorMittal, 7.25%, 10/15/39	8,000	11,272
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	3,291
Eldorado Gold Corp., 9.50%, 6/1/24, Callable 12/1/21 @ 107.13 (a)	2,342	2,553
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 5/18/21 @ 103.75 (a)	10,000	10,387
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109 (a)(m)	3,000	3,031
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	6,000	6,323
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,324
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13 (a)(n)	2,000	1,980
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	3,200	3,967
Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, 10/1/26, Callable 10/1/21 @ 104 (a)(m)	2,000	2,125
		56,712
Real Estate (0.1%):
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)	1,000	1,090

Sovereign Bond (0.2%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)	3,000	2,985

Utilities (1.0%):
AES Gener SA, 7.13% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a)(d)	5,000	5,309
Comision Federal de Electricidad, 3.35%, 2/9/31, Callable 11/9/30 @ 100 (a)	1,200	1,157
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(d)(k)	3,000	3,146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	$2,708	$2,794
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(d)	4,975	5,797
		18,203

Total Yankee Dollars (Cost $269,250)		291,390

Municipal Bonds (0.2%)
Illinois (0.1%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	1,720	1,998

New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,400

Total Municipal Bonds (Cost $3,095)		3,398

Commercial Paper (1.1%)
FMC Corp.
0.46%, 5/3/21 (a)(q)	8,000	8,000
0.46%, 5/14/21 (a)(q)	1,600	1,600
Jabil, Inc., 0.59%, 5/3/21 (a)(q)	10,000	9,999
Ovintiv, Inc., 5/19/21 (a)(q)	5,000	–
Total Commercial Paper (Cost $24,597)		19,599

Exchange-Traded Funds (2.9%)
iShares iBoxx High Yield Corporate Bond ETF (h)(m)	322,401	28,191
SPDR Bloomberg Barclays High Yield Bond ETF (h)(m)	205,813	22,477
Total Exchange-Traded Funds (Cost $48,296)		50,668

Collateral for Securities Loaned^ (5.0%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (t)	13,101,576	13,102
HSBC U.S. Government Money Market Fund I Shares, 0.03% (t)	74,581,734	74,581
Total Collateral for Securities Loaned (Cost $87,683)		87,683
Total Investments (Cost $1,724,526) — 104.2%		1,833,537
Liabilities in excess of other assets — (4.2)%		(73,709)
NET ASSETS - 100.00%		$1,759,828

At April 30, 2021, the Fund's investments in foreign securities were 16.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $944,960 (thousands) and amounted to 53.7% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2021.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2021.
(e)	Security is interest only.
(f)	Rounds to less than $1 thousand.
(g)	Non-income producing security.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, illiquid securities were 0.1% of net assets.
(j)	Security was fair valued based using significant unobservable inputs as of April 30, 2021.
(k)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(l)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(m)	All or a portion of this security is on loan.
(n)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(o)	Defaulted security

(p)	All of the coupon is paid in kind.
(q)	Rate represents the effective yield at April 30, 2021.
(r)	Zero-coupon bond.
(s)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2021, illiquid securities were 53.7% of the Fund's net assets.
(t)	Rate disclosed is the daily yield on April 30, 2021.

ADR—American Depositary Receipt
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF—Exchange-Traded Fund
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2021.
USSW10—USD 10 Year Swap Rate, rate disclosed as of April 30, 2021
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2021.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (5.7%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 3/18/22 @ 100	$5,000	$5,057
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 3/18/22 @ 100	1,921	1,971
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 8/18/22 @ 100	4,000	4,146
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 9/15/22 @ 100 (a)	4,500	4,587
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	6,000	6,051
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22, Callable 7/20/21 @ 100 (a)	942	945
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)	5,250	5,655
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.65%, 3/20/26, Callable 4/20/25 @ 100 (a)	12,500	12,990
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	7,500	8,002
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 5/20/23 @ 100 (a)	5,795	5,871
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,875	1,882
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 6/15/22 @ 100	2,300	2,405
California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.76%, 12/15/23, Callable 6/15/21 @ 100	2,309	2,318
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	4,680	4,692
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 3/19/23 @ 100 (a)	6,067	6,221
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 1/19/22 @ 100 (a)	1,590	1,633
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 3/19/23 @ 100 (a)	2,000	2,047
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 1/19/22 @ 100 (a)	1,250	1,281
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/23 @ 100	3,611	3,802
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 11/15/22 @ 100	1,924	2,018
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 5/15/23 @ 100	6,375	6,607
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25, Callable 8/15/22 @ 100	1,470	1,551
CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23, Callable 8/15/21 @ 100	2,000	2,021
CarNow Auto Receivables Trust, Series 21-1A, Class A, 0.97%, 10/15/24, Callable 1/15/24 @ 100 (a)	4,480	4,481
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 1/14/24 @ 100 (a)	2,000	2,030
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	3,000	3,001
Chesapeake Funding LLC, Series 2018-2A, Class B, 3.52%, 8/15/30, Callable 11/15/21 @ 100 (a)	6,000	6,119
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 10/15/22 @ 100 (a)	6,000	6,254
CIT Education Loan Trust, Series 2007-1, Class B, 0.50% (LIBOR03M+30bps), 6/25/42, Callable 6/25/31 @ 100 (a)(b)	4,195	3,825

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 5/15/23 @ 100	$1,100	$1,144
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 1/15/23 @ 100 (a)	2,500	2,536
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	4,118	4,238
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30 (a)	5,885	5,911
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 9/20/24 @ 100 (a)	1,687	1,687
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	3,000	3,065
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	1,550	1,604
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	6,150	6,341
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 3/15/23 @ 100 (a)	5,132	5,172
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 4/15/23 @ 100 (a)	3,594	3,633
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%,10/15/24, Callable 4/15/22 @ 100 (a)	8,000	8,325
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,815
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 11/15/22 @ 100 (a)	4,463	4,575
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 6/15/22 @ 100 (a)	3,150	3,312
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 4/15/23 @ 100 (a)	3,898	4,294
Flagship Credit Auto Trust, Series 2016-4, Class D, 3.89%, 11/15/22, Callable 8/15/21 @ 100 (a)	5,938	5,992
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,538
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	12,314	12,862
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	4,181
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	3,281	3,271
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 4/15/23 @ 100 (a)	2,775	2,834
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 4/16/23 @ 100	1,500	1,567
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	1,169	1,170
Hertz Vehicle Financing LLC, Series 2018-3, Class A, 4.03%, 7/25/24 (a)	790	793
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	6,250	6,295
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	339	341
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (a)	1,184	1,194
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	2,700	2,743
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	3,846	3,913
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 2/20/23 @ 100 (a)	8,333	8,414

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	$834	$857
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 8/16/29 @ 100 (a)	2,750	2,821
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 11/16/22 @ 100 (a)	2,415	2,438
MVW Owner Trust, Series 1A, Class A, 2.25%, 9/22/31, Callable 5/20/21 @ 100 (a)	1,478	1,479
Navient Student Loan Trust, Series 2015-2, Class B, 1.61% (LIBOR01M+150bps), 8/25/50, Callable 6/25/29 @ 100 (b)	3,000	2,972
Navient Student Loan Trust, Series 2018-2A, Class B, 1.26% (LIBOR01M+115bps), 3/25/67, Callable 6/25/33 @ 100 (a)(b)	3,500	3,351
Nelnet Student Loan Trust, Series 2005-4, Class B, 0.47% (LIBOR03M+28bps), 9/22/35, Callable 6/22/28 @ 100 (b)	1,033	928
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (a)	15,625	17,115
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	5,583	5,564
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	12,000	12,412
OSCAR US Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25 (a)	4,758	4,874
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,428
Renew, Series 2018-1, Class A, 3.95%, 9/20/53, Callable 9/20/28 @ 100 (a)	3,977	4,274
Renew, Series 2017-2, Class A, 3.22%, 9/22/53, Callable 9/20/28 @ 100 (a)	1,003	1,015
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 7/15/23 @ 100 (a)	1,500	1,643
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 2/15/23 @ 100	3,188	3,214
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/25 @ 100 (a)	3,824	3,906
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 5/20/21 @ 100 (a)	347	347
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 4/20/25 @ 100 (a)	10,000	10,026
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 5/20/21 @ 100 (a)	6,000	6,008
SLM Student Loan Trust, Series 2005-9, Class B, 0.48% (LIBOR03M+30bps), 1/25/41, Callable 4/25/31 @ 100 (b)	1,366	1,275
SLM Student Loan Trust, Series 2007-1, Class B, 0.40% (LIBOR03M+22bps), 1/27/42, Callable 4/25/29 @ 100 (b)	6,500	6,068
SLM Student Loan Trust, Series 2007-7, Class B, 0.93% (LIBOR03M+75bps), 10/27/70, Callable 10/25/23 @ 100 (b)	5,740	5,520
SLM Student Loan Trust, Series 2006-9, Class B, 0.41% (LIBOR03M+23bps), 1/25/41, Callable 1/25/33 @ 100 (b)	4,617	4,267
SLM Student Loan Trust, Series 2012-6, Class B, 1.11% (LIBOR01M+100bps), 4/27/43, Callable 6/25/28 @ 100 (b)	20,862	20,068
SLM Student Loan Trust, Series 2006-10, Class B, 0.40% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	1,869	1,725
SLM Student Loan Trust, Series 2003-14, Class B, 0.73% (LIBOR03M+55bps), 10/25/65, Callable 10/25/29 @ 100 (b)	1,508	1,432
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	18,417	19,511
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	5,500	5,534
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	5,500	5,489
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 4/23/23 @ 100 (a)	1,095	1,125

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
TRIP Rail Master Funding LLC, Series 2014-1A, Class A2, 4.09%, 4/15/44, Callable 7/15/21 @ 100 (a)	$10,000	$10,053
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (a)	3,334	3,515
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24, Callable 1/10/22 @ 100 (a)	3,000	3,051
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	1,400	1,476
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	8,083
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 6/15/22 @ 100 (a)	2,340	2,366
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (a)	3,494	3,538
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 7/15/22 @ 100	4,000	4,187
Total Asset-Backed Securities (Cost $441,053)		453,178
Collateralized Mortgage Obligations (5.1%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (a)(c)	4,000	3,897
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	9,644
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	1,937	279
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 3/15/27 @ 100	5,600	6,080
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 3/15/29 @ 100	7,123	7,648
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	9,900	10,108
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (a)	1,875	1,929
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.66%, 3/9/44 (a)(c)	5,000	5,127
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.19% (LIBOR01M+108bps), 10/15/36 (a)(b)	5,805	5,810
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	9,231	9,755
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 3/15/29 @ 100	6,000	6,438
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.62%, 7/10/47, Callable 7/10/24 @ 100	2,500	2,700
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	10,286
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	10,000	10,533
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	9,500	10,482
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 8/10/56, Callable 8/10/29 @ 100	10,339	10,832
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	4,302
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100	7,781	8,228
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	8,100	8,722
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (c)	2,500	2,691
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.84%, 10/15/45, Callable 8/15/22 @ 100 (c)(d)	53,124	898

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 10/15/22 @ 100	$8,600	$8,597
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 2.04%, 5/15/45, Callable 5/15/22 @ 100 (c)(d)	29,766	326
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (c)	2,000	2,170
COMM Mortgage Trust, Series 2014-CCRE19, Class AM, 4.08%, 8/10/47, Callable 8/10/24 @ 100	7,500	8,129
COMM Mortgage Trust, Series 2014-CCRE19, Class A5, 3.80%, 8/10/47, Callable 8/10/24 @ 100	5,000	5,437
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (a)	3,500	3,468
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45, Callable 9/15/22 @ 100 (a)	5,925	6,014
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	10,500	11,269
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	6,300	6,877
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	2,576
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	4,750	4,863
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,583
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 10/25/52, Callable 9/25/29 @ 100 (a)(c)	10,000	10,818
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.39%, 5/3/32 (a)(c)(d)	190,667	2,011
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 1/10/23 @ 100 (a)	10,000	10,291
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 1/10/23 @ 100	5,000	5,185
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,993
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	4,667	4,733
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.22%, 5/10/45, Callable 5/10/22 @ 100 (c)(d)	15,973	80
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46, Callable 8/10/23 @ 100	5,000	5,360
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100 (e)	2,512	2,532
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	3,571	3,813
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 12/13/29 @ 100	4,231	4,482
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	6,000	6,602
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/15/24 @ 100 (c)	9,000	9,779
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45, Callable 6/15/22 @ 100	11,745	12,128
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	2,500	2,494
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45, Callable 4/15/22 @ 100 (c)	10,697	10,864
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.87%, 11/15/43, Callable 7/15/21 @ 100 (a)(c)	15,000	14,524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43, Callable 5/15/21 @ 100 (a)(c)	4,000	3,989
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	8,000	8,104

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46, Callable 4/15/23 @ 100	$3,200	$3,326
Morgan Stanley Capital Trust, Series 2011-C2, Class B, 5.20%, 6/15/44, Callable 5/15/21 @ 100 (a)(c)	2,750	2,757
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45, Callable 3/15/22 @ 100	3,000	3,040
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.17%, 5/15/48, Callable 6/15/25 @ 100 (c)	7,000	7,558
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45, Callable 4/10/22 @ 100	15,000	15,163
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45, Callable 4/10/22 @ 100	9,375	9,576
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45, Callable 4/10/22 @ 100 (c)(d)	44,575	401
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	—	—
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63, Callable 7/10/22 @ 100 (a)	2,313	2,382
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	4,000	3,928
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 4/15/25 @ 100	7,000	7,629
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.89%, 10/15/45, Callable 9/15/22 @ 100 (c)(d)	22,601	375
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.75%, 10/15/45 (a)(c)	—	—
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	10,000	10,174
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class B, 5.32%, 6/15/44 (a)(c)	6,500	6,561
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	5,000	5,069
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 4/15/23 @ 100	5,000	5,214
Total Collateralized Mortgage Obligations (Cost $391,607)		401,633

Common Stocks (0.0%)(f)
Financials (0.0%):
MFA Financial, Inc.	199,850	879

Total Common Stocks (Cost $1,438)		879

Preferred Stocks (0.9%)
Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (g)	200,000	5,688
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(g)	252,520	25,252
		30,940
Financials (0.0%):(f)
Citigroup Capital, 6.56% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,085

Real Estate (0.5%):
Equity Residential, cumulative redeemable, Series K, 8.29% (g)	111,611	7,115
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (g)(h)	219,731	14,283

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (g)(h)	284,623	$19,468
		40,866
Total Preferred Stocks (Cost $61,030)		72,891

Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 2.36% (LIBOR01M+225bps), 7/17/25 (b)	$2,363	2,333
Reynolds Group Holdings, Inc., 2017 Incremental U.S. Term Loans, First Lien, 2.86% (LIBOR01M+275bps), 2/5/23 (b)	3,217	3,209
Terex International Financial Services Co., Incremental U.S. Term Loan 1 Lien, 2.75% (LIBOR03M+200bps), 1/31/24 (b)	4,716	4,704
Total Senior Secured Loans (Cost $10,282)		10,246

Corporate Bonds (47.4%)
Communication Services (2.5%):
Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	5,000	5,515
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	5,000	5,662
3.10%, 2/1/43, Callable 8/1/42 @ 100	10,000	9,280
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	3,000	3,353
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26, Callable 6/7/21 @ 102.88 (a)	3,486	3,603
CenturyLink, Inc.
5.80%, 3/15/22	10,000	10,330
6.75%, 12/1/23	2,000	2,213
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	12,000	15,633
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100 (e)	2,500	2,343
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	9,606
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	16,913
Crown Castle Towers LLC, 3.22%, 5/15/42, Callable 6/7/21 @ 100 (a)	10,000	10,017
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,148
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	10,987
Fox Corp.
3.05%, 4/7/25, Callable 3/7/25 @ 100	3,571	3,819
4.71%, 1/25/29, Callable 10/25/28 @ 100	7,600	8,822
Qwest Corp., 6.75%, 12/1/21	5,000	5,157
Sprint Corp., 7.25%, 9/15/21	2,250	2,298
The Walt Disney Co., 2.20%, 1/13/28	8,000	8,207
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,053
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(e)	15,333	16,732
2.55%, 2/15/31, Callable 11/15/30 @ 100 (a)	10,000	9,862
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	3,500	3,532
1.75%, 1/20/31, Callable 10/20/30 @ 100	8,000	7,514
4.40%, 11/1/34, Callable 5/1/34 @ 100	5,000	5,840
4.13%, 8/15/46	5,000	5,616
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	2,726
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	7,000	7,503
		199,284
Consumer Discretionary (1.9%):
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	12,000	13,862
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	7,200	8,403

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	$4,250	$4,260
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	12,000	13,135
3.90%, 11/19/29, Callable 8/19/29 @ 100 (e)(i)	4,150	4,529
Marriott International, Inc.
5.75%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,840	2,119
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,619
2.85%, 4/15/31, Callable 1/15/31 @ 100 (e)	8,000	7,956
Mattel, Inc., 3.38%, 4/1/26, Callable 4/1/23 @ 101.69 (a)	500	518
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,111
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,311
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (a)	4,250	4,304
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	12,976
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	7,500	8,513
Princeton Theological Seminary, 4.11%, 7/1/23	6,080	6,480
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)(i)	7,367	7,484
Smithsonian Institution
1.51%, 9/1/26	1,250	1,266
1.61%, 9/1/27	1,150	1,157
2.65%, 9/1/39	2,000	1,972
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	8,000	7,961
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,804
Tufts University, 3.10%, 8/15/51, Callable 2/15/51 @ 100	9,500	9,479
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,627
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,105
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	8,346
Volkswagen Group of America Finance LLC
1.25%, 11/24/25, Callable 10/24/25 @ 100 (a)	5,000	4,977
3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	7,105	7,673
		152,947
Consumer Staples (2.0%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	8,500	7,994
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	23,656
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,404
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	15,454
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,245
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,557
Keurig Dr Pepper, Inc.
4.60%, 5/25/28, Callable 2/25/28 @ 100	7,143	8,313
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,773
Kraft Heinz Foods Co.
3.95%, 7/15/25, Callable 4/15/25 @ 100	10,000	11,071
3.75%, 4/1/30, Callable 1/1/30 @ 100	3,750	4,007
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	14,000	15,825
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,047
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,900
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	4,000	4,130
PepsiCo, Inc., 4.25%, 10/22/44, Callable 4/22/44 @ 100	5,000	5,985
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	10,000	11,382
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	5,491
5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	11,555

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	$4,304	$5,424
		159,213
Energy (6.7%):
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	15,000	16,850
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	11,265
Buckeye Partners LP
4.13%, 12/1/27, Callable 9/1/27 @ 100	2,500	2,481
5.60%, 10/15/44, Callable 4/15/44 @ 100	15,000	14,464
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	22,364	23,340
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (a)	10,000	10,937
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	15,000	16,895
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,191
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	4,042	4,236
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	15,000	13,651
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	5,000	5,310
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	10,000	10,661
Energy Transfer Operating LP
4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,582
3.22% (LIBOR03M+302bps), 11/1/66, Callable 6/7/21 @ 100 (b)	15,010	11,115
Energy Transfer Partners LP/Regency Energy Finance, 4.50%, 11/1/23, Callable 8/1/23 @ 100	7,000	7,533
EnLink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	10,000	10,059
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100 (i)	10,000	10,316
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	7,000	7,682
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	6,437	6,582
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	6,594	8,432
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	14,000	14,162
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	8,703
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	8,000	7,982
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	5,546
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	15,000	15,590
Marathon Petroleum Corp.
4.70%, 5/1/25, Callable 4/1/25 @ 100	1,875	2,117
4.75%, 9/15/44, Callable 3/15/44 @ 100	10,000	11,216
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	25,000	25,952
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	8,201
Murphy Oil Corp.
6.88%, 8/15/24, Callable 6/7/21 @ 103.44 (i)	7,500	7,697
5.75%, 8/15/25, Callable 6/7/21 @ 104.31	5,000	5,116
6.38%, 7/15/28, Callable 7/15/24 @ 103.19	100	101
Newfield Exploration Co., 5.63%, 7/1/24	6,730	7,499
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,067	6,774
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	3,500	3,791
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	13,000	12,865
3.00%, 2/15/27, Callable 11/15/26 @ 100	5,000	4,780
3.50%, 8/15/29, Callable 5/15/29 @ 100	3,279	3,133
4.40%, 8/15/49, Callable 2/15/49 @ 100	7,500	6,529
ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100	5,000	5,594
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	2,500	3,156
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (e)	9,500	10,643
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	10,000	11,635
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	12,500	11,682

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	$13,750	$13,954
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	13,730	14,021
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,968
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	15,000	17,377
Schlumberger Holdings Corp.
4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,070
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	16,089
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,160
7.50%, 4/1/26, Callable 6/7/21 @ 105.63 (i)	5,000	5,289
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	5,403
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	5,000	5,411
The Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	10,000	11,042
TransCanada PipeLines Ltd., 2.40% (LIBOR03M+221bps), 5/15/67, Callable 6/7/21 @ 100 (b)(i)	12,124	9,851
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,000	3,823
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (a)(i)	1,691	1,638
Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100	6,364	6,345
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	4,211	4,453
		529,940
Financials (14.2%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	9,000	9,119
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	4,750	5,205
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	5,615
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	10,953
AmSouth Bancorp, 6.75%, 11/1/25	5,000	6,070
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	9,982
Ares Capital Corp.
4.20%, 6/10/24, Callable 5/10/24 @ 100	5,000	5,394
4.25%, 3/1/25, Callable 1/1/25 @ 100	5,000	5,414
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100	5,000	5,723
3.70%, 2/22/30, Callable 11/22/29 @ 100	3,846	4,124
Athene Global Funding
1.45%, 1/8/26 (a)	9,000	8,908
2.45%, 8/20/27 (a)	10,000	10,171
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,191
Atlantic Union Bankshares Corp., 5.00% (LIBOR03M+318bps), 12/15/26, Callable 12/15/21 @ 100 (b)	10,000	10,087
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	5,000	5,645
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,986
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)(i)	8,572	8,852
Bank of America Corp.
4.20%, 8/26/24, MTN (e)	10,000	11,027
3.95%, 4/21/25, MTN	5,000	5,499
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	4,383	4,748
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	11,370
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	20,000	21,920
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	10,000	11,527

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (b)	$8,000	$8,598
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	5,000	5,521
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	8,583	8,862
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	15,000	16,668
CIT Group, Inc.
5.25%, 3/7/25, Callable 12/7/24 @ 100	5,000	5,641
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	14,296
Citigroup, Inc.
4.40%, 6/10/25	10,000	11,181
3.67% (LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (b)	10,000	11,018
Citizens Financial Group, Inc.
4.15%, 9/28/22 (a)	15,000	15,666
2.64%, 9/30/32, Callable 7/2/32 @ 100 (a)	5,500	5,358
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (i)	4,875	5,146
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (i)	3,500	4,003
Cullen/Frost Capital Trust II, 1.74% (LIBOR03M+155bps), 3/1/34, Callable 6/7/21 @ 100 (b)	10,000	9,573
DAE Funding LLC, 5.00%, 8/1/24, Callable 6/7/21 @ 103.75 (a)	3,000	3,094
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)(i)	3,750	3,816
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (b)	10,000	9,900
Fifth Third Bancorp, 2.55%, 5/5/27, Callable 4/5/27 @ 100	3,000	3,154
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	11,069
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	12,326
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	9,736
First Maryland Capital I, 1.18% (LIBOR03M+100bps), 1/15/27, Callable 6/7/21 @ 100 (b)	3,500	3,314
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,618
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	10,000	10,527
4.54%, 8/1/26, Callable 6/1/26 @ 100	10,000	10,729
Fulton Financial Corp.
3.60%, 3/16/22	469	474
4.50%, 11/15/24	2,379	2,618
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,116
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	2,257
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	10,000	11,963
Glencore Funding LLC
1.63%, 9/1/25, Callable 8/1/25 @ 100 (a)	5,000	5,026
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	10,000	11,042
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	6,000	5,815
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	17,143	18,348
Home Bancshares, Inc., 5.62% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (b)	5,000	5,171
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,633
Hyundai Capital America
3.25%, 9/20/22 (a)	10,000	10,346
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	10,000	10,772
ILFC E-Capital Trust I, 4.00%, 12/21/65, Callable 6/7/21 @ 100 (a)	10,000	8,217
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	15,000	16,325
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	10,000	10,776
0.70% (LIBOR03M+50bps), 2/1/27, Callable 6/7/21 @ 100 (b)	4,000	3,841
4.25%, 10/1/27	5,000	5,703

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	$8,667	$8,245
KeyBank NA, 3.40%, 5/20/26, MTN	10,000	10,867
KeyCorp, 2.25%, 4/6/27, MTN	5,000	5,193
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	5,000	4,873
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	20,000	21,216
Lincoln National Corp.
4.20%, 3/15/22	10,000	10,322
2.55% (LIBOR03M+236bps), 5/17/66, Callable 5/24/21 @ 100 (b)	15,000	12,978
Loews Corp.
3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,552
3.20%, 5/15/30, Callable 2/15/30 @ 100	8,000	8,535
Main Street Capital Corp.
4.50%, 12/1/22 (i)	4,500	4,703
5.20%, 5/1/24	3,000	3,254
3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	4,040
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,512
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	10,417	10,730
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	15,000	16,961
MetLife, Inc., 4.13%, 8/13/42	10,000	11,605
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	18,026	19,256
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	9,941
Nationwide Mutual Insurance Co., 2.47% (LIBOR03M+229bps), 12/15/24, Callable 6/7/21 @ 100 (a)(b)	24,505	24,418
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(i)	12,000	12,936
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	5,000	5,543
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	20,000	22,364
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	15,000	17,003
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	5,000	4,954
PNC Bank NA, 2.70%, 10/22/29	10,000	10,324
PPL Capital Funding, Inc.
4.13%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,664
2.86% (LIBOR03M+267bps), 3/30/67, Callable 6/7/21 @ 100 (b)	6,130	5,775
Primerica, Inc., 4.75%, 7/15/22	7,145	7,496
Prudential Financial, Inc.
5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	10,000	10,822
3.94%, 12/7/49, Callable 6/7/49 @ 100	4,500	5,033
Regions Bank, 6.45%, 6/26/37	10,409	14,246
S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	10,000	11,138
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,485
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	10,000	10,313
StanCorp Financial Group, Inc., 5.00%, 8/15/22	17,050	17,970
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,822
Susquehanna Bancshares, Inc., 5.38%, 8/15/22	6,021	6,387
Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	13,500	14,678
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,781
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,736
TCF National Bank
6.25%, 6/8/22	10,000	10,482
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	4,000	4,060

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)(j)	$4,000	$4,024
Texas Capital Bank NA, 5.25%, 1/31/26	12,335	13,202
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	5,350
The Hartford Financial Services Group, Inc., 2.32% (LIBOR03M+213bps), 2/12/67, Callable 6/7/21 @ 100 (a)(b)	14,000	13,455
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	5,000	5,145
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,741
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	8,884
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (b)	11,062	11,062
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,417
U.S. Bancorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	5,000	5,428
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	7,125	7,319
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	20,000	21,239
Wells Fargo & Co., 3.00%, 10/23/26	20,000	21,565
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	19,000	19,623
		1,127,454
Health Care (3.5%):
AbbVie, Inc.
3.80%, 3/15/25, Callable 12/15/24 @ 100	10,000	10,959
3.60%, 5/14/25, Callable 2/14/25 @ 100	5,000	5,466
3.20%, 11/21/29, Callable 8/21/29 @ 100	10,000	10,684
Anthem, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100	9,677	10,106
2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	8,054
Baylor Scott & White Holdings
3.10%, 11/15/25, Callable 8/15/25 @ 100	7,000	7,395
2.65%, 11/15/26, Callable 8/15/26 @ 100	20,000	21,000
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,414
Boston Medical Center Corp., 4.52%, 7/1/26	4,250	4,796
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	10,000	10,920
Community Health Network, Inc., 4.24%, 5/1/25	5,000	5,584
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	3,779	4,301
3.25%, 8/15/29, Callable 5/15/29 @ 100 (e)	8,966	9,564
CVS Pass-Through Trust
6.04%, 12/10/28	4,989	5,757
5.93%, 1/10/34 (a)	3,637	4,324
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,000	12,629
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	18,100
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	13,000	12,517
HCA, Inc.
5.25%, 4/15/25	15,000	17,243
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,820
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	18,000	17,826
Mercy Health
3.38%, 11/1/25	15,000	16,440
4.30%, 7/1/28	3,720	4,327
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	5,555	6,305
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,108
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,070
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,648
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,500	8,503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	$9,000	$9,882
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	8,500	9,577
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	2,885
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	3,000	2,931
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	4,000	4,059
		281,194
Industrials (6.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	13,000	12,655
American Airlines Pass Through Trust
3.70%, 4/1/28	6,510	6,444
4.00%, 3/22/29	7,632	7,277
4.00%, 8/15/30	4,025	3,861
3.60%, 4/15/31	8,376	8,112
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,923	2,019
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	2,500	2,624
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	4,213
British Airways Pass Through Trust
4.63%, 12/20/25 (a)	11,889	12,338
3.35%, 12/15/30 (a)	6,465	6,366
3.80%, 3/20/33 (a)	3,492	3,635
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100	10,000	11,051
3.90%, 8/1/46, Callable 2/1/46 @ 100	7,000	7,803
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	14,127	14,459
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	7,500	7,567
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	8,000	8,337
Continental Airlines Pass Through Trust
4.15%, 10/11/25	6,063	6,395
4.00%, 4/29/26	3,252	3,429
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	4,104	4,064
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	6,849	7,154
FedEx Corp.
4.25%, 5/15/30, Callable 2/15/30 @ 100	5,000	5,723
3.90%, 2/1/35	10,000	11,131
General Electric Co., 3.51% (LIBOR03M+333bps), Callable 6/15/21 @ 100 (b)(g)	11,842	11,240
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	10,780	10,690
3.90%, 7/15/27 (i)	11,089	10,805
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	15,000	16,610
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	3,103
Howmet Aerospace, Inc.
5.13%, 10/1/24, Callable 7/1/24 @ 100	17,750	19,441
6.88%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,613	1,871
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,417
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	8,407
Ingersoll-Rand Co., 9.00%, 8/15/21	1,500	1,533
JetBlue Pass Through Trust, 2.95%, 11/15/29	9,399	9,180
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	11,295	12,637
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	4,174
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,281
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	12,000	12,084

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	$5,000	$5,479
4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	8,836
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	10,764
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	8,000	8,690
Snap-on, Inc., 3.25%, 3/1/27, Callable 12/1/26 @ 100	10,000	10,895
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	9,600	11,225
Spirit Airlines Pass Through Trust
4.45%, 10/1/25	2,231	2,225
4.10%, 10/1/29	10,259	10,574
3.38%, 8/15/31	8,391	8,467
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	12,000	12,014
3.25%, 2/1/28, Callable 12/1/27 @ 100	8,500	8,885
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	4,211
5.71%, 5/1/40, Callable 11/1/39 @ 100	21,000	26,041
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	3,034
Totem Ocean Trailer Express, Inc. (NBGA - United States Government), 6.37%, 4/15/28	6,317	7,432
TTX Co.
4.15%, 1/15/24 (a)	5,000	5,421
3.60%, 1/15/25 (a)	10,000	10,916
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,772	1,801
3.95%, 5/15/27	5,806	5,747
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	10,000	10,719
4.25%, 4/15/43, Callable 10/15/42 @ 100	10,000	11,011
United Airlines Pass Through Trust
3.70%, 6/1/24 (i)	7,000	7,073
4.30%, 2/15/27	3,389	3,559
3.75%, 3/3/28	13,809	14,417
		503,566
Information Technology (2.3%):
Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	5,000	5,637
Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	10,000	11,016
Broadcom, Inc.
5.00%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,755
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	8,122
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	10,000	9,443
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	10,000	11,182
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	12,000	12,795
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,104	4,179
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	9,368	9,776
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 (a)	15,000	14,285
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 (a)	5,950	5,981
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	10,000	11,508
Microsoft Corp.
4.20%, 11/3/35, Callable 5/3/35 @ 100	10,000	12,088
3.45%, 8/8/36, Callable 2/8/36 @ 100	10,000	11,158
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	10,000	11,514
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	7,000	7,234
2.88%, 3/25/31, Callable 12/25/30 @ 100	9,250	9,422
Qualcomm, Inc.
3.25%, 5/20/27, Callable 2/20/27 @ 100	5,000	5,517
4.65%, 5/20/35, Callable 11/20/34 @ 100	5,000	6,161
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,739

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc., 5.25%, 4/1/25, Callable 1/1/25 @ 100	$4,250	$4,807
		183,319
Materials (1.5%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	5,000	5,443
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	6,000	6,094
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	4,287
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	4,480
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	5,000	5,381
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/21 @ 102.25	3,000	3,088
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	12,211
LYB International Finance III LLC
3.38%, 5/1/30, Callable 2/1/30 @ 100	9,500	10,169
2.25%, 10/1/30, Callable 7/1/30 @ 100	4,500	4,396
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	5,202
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	4,866
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	8,750	8,623
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	10,000	11,314
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	12,000	13,054
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	9,854
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (e)	6,000	6,207
		114,669
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	5,787
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,864
2.45%, 1/15/31, Callable 10/15/30 @ 100, MTN	2,000	2,010
Boston Properties LP
3.25%, 1/30/31, Callable 10/30/30 @ 100	3,938	4,122
2.55%, 4/1/32, Callable 1/1/32 @ 100	9,000	8,706
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,811
Crown Castle International Corp., 1.05%, 7/15/26, Callable 6/15/26 @ 100	8,500	8,285
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,616
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	3,500	3,403
2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	5,000
Federal Realty Investment Trust
2.75%, 6/1/23, Callable 3/1/23 @ 100	10,000	10,399
3.25%, 7/15/27, Callable 4/15/27 @ 100	1,852	1,979
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,222
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	3,733	3,843
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,413
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,238
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	10,000	10,728
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,401
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	4,490
Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	5,000	4,894
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	14,000	14,519
		128,730

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Utilities (4.8%):
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	$5,600	$5,476
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	4,602
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	5,000	5,379
Atlantic City Electric Co., 3.38%, 9/1/24, Callable 6/1/24 @ 100	5,000	5,354
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	11,331
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	15,000	17,784
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	20,000	20,677
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	11,000	11,212
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	5,751
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,300
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	7,769
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	10,802
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	10,000	11,517
Duquesne Light Holdings, Inc., 5.90%, 12/1/21 (a)(i)	3,500	3,596
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,699
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,385
Entergy Texas, Inc.
2.55%, 6/1/21	10,000	10,017
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	16,184
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,140
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,149
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	10,916
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	4,200	4,653
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	8,170
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,198
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,630
Monongahela Power Co.
4.10%, 4/15/24, Callable 1/15/24 @ 100 (a)	10,000	10,774
5.40%, 12/15/43, Callable 6/15/43 @ 100 (a)	5,000	6,276
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	10,000	10,771
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	20,000	21,800
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,538
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	6,958
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	1,934	2,000
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	5,827
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	6,525
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	10,000	11,348
South Jersey Industries, Inc., 5.02%, 4/15/31 (i)	9,000	9,363
Southern Co. Gas Capital Corp., 3.25%, 6/15/26, Callable 3/15/26 @ 100	7,000	7,605
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	10,063
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,315
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,000	8,689
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	8,000	8,612
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	5,746
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	10,605
WEC Energy Group, Inc., 2.31% (LIBOR03M+211bps), 5/15/67, Callable 6/7/21 @ 100 (b)	13,000	11,928
		383,434
Total Corporate Bonds (Cost $3,530,916)		3,763,750

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Yankee Dollars (13.0%)
Communication Services (0.7%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	$14,000	$14,751
Deutsche Telekom International Finance BV, 3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	15,000	16,556
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	5,000	5,093
Vodafone Group PLC
5.00%, 5/30/38	6,667	8,141
4.25%, 9/17/50	10,000	11,138
		55,679
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	7,802	8,252
Genm Capital Labuan, Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	8,500	8,416
International Game Technology PLC
6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	3,320
4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	500	515
5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	5,000	5,303
		25,806
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	7,333	7,537
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)(e)	25,000	28,769
Becle SAB de CV, 3.75%, 5/13/25 (a)	7,500	8,138
Hutchison Whampoa International Ltd., 4.63%, 1/13/22 (a)	5,000	5,148
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	10,000	10,987
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	10,000	10,688
		71,267
Energy (0.4%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	9,769
APT Pipelines Ltd., 4.25%, 7/15/27, Callable 4/15/27 @ 100 (a)	6,000	6,703
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100	6,000	6,156
5.95%, 1/28/31, Callable 10/28/30 @ 100	6,667	6,431
		29,059
Financials (6.5%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	15,000	16,862
4.80%, 4/18/26 (a)	10,000	11,347
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(b)	1,000	1,086
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	1,786	2,017
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	7,500	8,272
Bank of New Zealand, 1.00%, 3/3/26 (a)	10,400	10,246
BAT International Finance PLC, 3.95%, 6/15/25 (a)	10,000	10,966
BNP Paribas SA
4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	10,000	10,973
4.38%, 5/12/26 (a)	10,000	11,135
4.63%, 3/13/27 (a)	4,000	4,519
BP Capital Markets PLC, 3.72%, 11/28/28, Callable 8/28/28 @ 100	5,000	5,545
BPCE SA

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/12/23 (a)	$5,000	$5,391
3.50%, 10/23/27 (a)	5,000	5,430
3.25%, 1/11/28 (a)	10,000	10,660
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	11,616
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	2,656	3,241
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)(i)	9,000	8,818
Co-operatieve Rabobank UA
3.95%, 11/9/22	10,000	10,502
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	5,000	5,358
Credit Agricole SA
3.25%, 10/4/24 (a)	9,286	9,981
4.13%, 1/10/27 (a)	15,000	16,840
Credit Suisse Group AG
3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,619
3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)(e)	4,445	4,800
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,263
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	10,810
Enel Finance International NV
4.63%, 9/14/25 (a)	5,000	5,677
3.63%, 5/25/27 (a)	5,000	5,448
HSBC Holdings PLC, 3.90%, 5/25/26	10,000	11,096
ING Groep NV, 3.95%, 3/29/27	14,100	15,803
Lloyds Banking Group PLC
3.75%, 1/11/27	15,000	16,552
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	5,428
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	8,750	8,453
Mizuho Financial Group, Inc.
3.17%, 9/11/27 (i)	10,000	10,868
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	8,500	8,230
Nationwide Building Society
4.00%, 9/14/26 (a)	15,000	16,515
4.12% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a)(b)	10,000	10,856
Nordea Bank Abp, 4.88%, 5/13/21 (a)	11,000	11,012
NTT Finance Corp., 1.59%, 4/3/28, Callable 2/3/28 @ 100 (a)	4,000	3,930
Royal Bank of Canada, 4.65%, 1/27/26	20,000	22,957
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	7,000	7,513
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	4,000	4,363
4.80%, 4/5/26	5,000	5,723
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	10,000	11,666
Santander UK Group Holdings PLC
3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,102
2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	3,000	3,021
Santander UK PLC
5.00%, 11/7/23 (a)	7,034	7,720
4.00%, 3/13/24	5,000	5,485
Shell International Finance BV, 3.63%, 8/21/42	10,000	10,848
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (a)	10,000	10,868
3.40%, 3/16/27 (a)	10,000	11,013
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	14,500	14,328
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)(i)	7,500	8,170
The Bank of Nova Scotia, 4.50%, 12/16/25	10,000	11,379

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	$10,000	$11,047
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%, 9/15/26	3,332	3,506
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	10,000	11,099
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	4,000	3,844
		518,817
Health Care (0.6%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,526
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	15,167	14,493
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	8,500	8,113
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,994
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	8,111
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	5,000	4,699
		43,936
Industrials (1.9%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)(e)	2,740	2,741
4.13%, 11/15/26 (a)	16,997	16,723
3.60%, 9/15/28 (a)	7,431	7,494
3.75%, 6/15/29 (a)	4,698	4,817
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100 (a)	9,000	9,575
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	12,000	12,813
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	12,000	12,815
CK Hutchison International Ltd.
2.75%, 10/3/26 (a)	5,000	5,319
3.25%, 9/29/27 (a)	10,000	10,873
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,537
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	7,200	7,648
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	11,802	11,894
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	11,032	10,495
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	5,046
Smiths Group PLC, 3.63%, 10/12/22 (a)	12,250	12,761
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,850
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	6,363	5,727
		153,128
Information Technology (0.1%):
Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	4,800	5,176

Materials (1.1%):
Air Liquide Finance SA, 3.50%, 9/27/46, Callable 3/27/46 @ 100 (a)	10,000	10,857
Anglo American Capital PLC
4.88%, 5/14/25 (a)	5,000	5,668
4.00%, 9/11/27 (a)	6,667	7,413
5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,125	3,767
ArcelorMittal, 7.25%, 10/15/39	8,000	11,272
Boral Finance Pty Ltd., 3.75%, 5/1/28, Callable 2/1/28 @ 100 (a)(i)	3,462	3,671
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	20,000	20,398
CCL Industries, Inc.
3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)(i)	4,000	4,304
3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	5,000	5,131

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Teck Resources Ltd., 6.13%, 10/1/35	$12,334	$15,334
		87,815
Real Estate (0.1%):
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, 10/28/25, Callable 7/30/25 @ 100 (a)	10,000	10,692

Utilities (0.4%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)	5,000	5,503
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	11,570
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	10,000	10,723
		27,796
Total Yankee Dollars (Cost $959,397)		1,029,171

Government National Mortgage Association (0.0%)(f)
Pass-throughs (0.0%):
Government National Mortgage Association
7.50%, 12/15/28 - 8/15/29	91	103
6.00%, 9/20/32	197	227
		330
Total Government National Mortgage Association (Cost $289)		330

Municipal Bonds (9.7%)
Alabama (0.1%):
The Water Works Board of the City of Birmingham Revenue
2.70%, 1/1/29	3,000	3,196
2.80%, 1/1/30, Continuously Callable @100	3,000	3,185
		6,381
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26	910	908
1.59%, 7/1/29	1,000	979
1.84%, 7/1/31, Continuously Callable @100	2,000	1,947
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000	988
		4,822
California (0.9%):
Chino Public Financing Authority Special Tax
Series A, 1.70%, 9/1/26	700	707
Series A, 1.99%, 9/1/27	900	909
Series A, 2.71%, 9/1/31	1,000	1,022
Series A, 2.81%, 9/1/32, Continuously Callable @100	715	732
City of El Cajon CA Revenue
2.09%, 4/1/29	425	424
2.19%, 4/1/30	425	422
2.29%, 4/1/31, Continuously Callable @100	550	545
City of Riverside CA Revenue
Series A, 2.49%, 6/1/26	1,800	1,909
Series A, 2.64%, 6/1/27	1,400	1,486
Industry Public Facilities Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 3.82%, 1/1/22	5,000	5,111
Las Virgenes Unified School District, GO, Series C1, 5.54%, 8/1/25	1,250	1,427
Placentia-Yorba Linda Unified School District, GO, 5.40%, 8/1/21	850	861
Port of Oakland Revenue
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	78
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	11,625	12,105
Series P, 4.50%, 5/1/30, Pre-refunded 5/1/22 @ 100	5,000	5,210
Riverside Community College District, GO
Series B, 3.49%, 8/1/23	4,250	4,550
Series B, 3.61%, 8/1/24	3,000	3,298

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
San Jose Financing Authority Revenue, 1.71%, 6/1/28	$2,000	$1,973
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	10,824
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02%, 10/1/25	5,250	5,902
Series B, 4.47%, 10/1/29	6,500	7,626
Torrance Unified School District, GO, Series B, 5.52%, 8/1/21	2,000	2,027
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,733
		71,881
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue
Series C, 2.14%, 11/15/29	4,500	4,519
Series C, 2.24%, 11/15/30	5,000	5,008
Colorado Health Facilities Authority Revenue, 3.36%, 12/1/30	4,500	4,414
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	5,722
		19,663
Connecticut (0.7%):
City of Bridgeport, GO
Series A, 4.03%, 8/15/28	10,000	11,158
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,193
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,256
State of Connecticut, GO
Series A, 3.23%, 1/15/25	5,000	5,445
Series A, 2.35%, 7/1/26	2,415	2,556
Series A, 3.43%, 4/15/28	1,500	1,671
Series A, 3.90%, 9/15/28	2,500	2,874
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,165
Town of Stratford, GO, 5.75%, 8/15/30, Pre-refunded 8/15/23 @ 100	10,000	11,244
		58,562
Florida (0.7%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	9,891
County of Miami-Dade Aviation Revenue
Series B, 2.70%, 10/1/26	8,250	8,824
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,716
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	13,124
Hillsborough County School Board Certificate participation, Series B, 1.92%, 7/1/25	4,250	4,383
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	7,115
St. Johns County Industrial Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,517
The School Board of Miami-Dade County Certificate participation (INS - Assured Guaranty Municipal Corp.), Series B, 5.38%, 5/1/31, Continuously Callable @100	10,000	10,004
		58,574
Georgia (0.3%):
Athens Housing Authority Revenue
2.54%, 12/1/27	3,405	3,616
2.59%, 12/1/28	4,585	4,864
2.69%, 12/1/29	4,740	5,042
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	2,318
4.00%, 12/15/46	1,500	1,702

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	$2,500	$2,498
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,287
		25,327
Hawaii (0.5%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	935
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	709
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	809
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	654
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	722
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,363
State of Hawaii Department of Budget & Finance Revenue
3.25%, 1/1/25	3,000	3,157
3.10%, 5/1/26	7,235	7,918
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	13,864	14,745
State of Hawaii, GO, 2.80%, 10/1/27, Continuously Callable @100	7,000	7,511
		38,523
Idaho (0.1%):
Idaho State Building Authority Revenue
3.78%, 9/1/30, Continuously Callable @100	2,500	2,795
3.93%, 9/1/31, Continuously Callable @100	2,120	2,381
3.98%, 9/1/32, Continuously Callable @100	2,000	2,243
		7,419
Illinois (0.5%):
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	3,037
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 2.95%, 12/1/28	5,000	5,257
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	7,968
Illinois Finance Authority Revenue
3.55%, 8/15/29	2,025	2,216
3.60%, 8/15/30	3,000	3,285
3.51%, 5/15/41	4,250	4,315
Metropolitan Pier & Exposition Authority Revenue
4.11%, 12/15/27	5,000	5,254
4.30%, 12/15/28	3,500	3,715
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,979
		40,026
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,708
Series B, 3.43%, 9/15/32, Continuously Callable @100	4,500	4,211
Series C, 4.36%, 7/15/29	4,955	5,828
Series C, 4.53%, 7/15/31	4,260	5,123
		16,870
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	12,188
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	2,009
		14,197
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue
3.72%, 12/1/26	2,335	2,529
3.82%, 12/1/27	1,985	2,162
3.92%, 12/1/28, Continuously Callable @100	1,000	1,087
4.02%, 12/1/29, Continuously Callable @100	1,500	1,632

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.12%, 12/1/30, Continuously Callable @100	$1,300	$1,415
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 3.62%, 12/1/25	1,000	1,075
		9,900
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.74%, 2/1/28	4,500	4,453
3.24%, 8/1/28	16,247	16,938
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	3,460
		24,851
Maryland (0.3%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,290	2,401
Series B, 4.15%, 6/1/28	2,390	2,509
Series B, 4.25%, 6/1/29	2,495	2,634
Series B, 4.35%, 6/1/30	1,325	1,405
Series B, 4.40%, 6/1/31	1,385	1,473
Maryland Stadium Authority Revenue
Series C, 2.33%, 5/1/34	3,010	2,934
Series C, 2.36%, 5/1/35	3,050	2,950
Series C, 2.81%, 5/1/40	7,000	6,903
		23,209
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	6,893

Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	13,780

Mississippi (0.2%):
State of Mississippi, GO
Series D, 3.73%, 10/1/32	10,000	11,744
Series E, 2.83%, 12/1/24	1,800	1,940
Series E, 3.03%, 12/1/25	2,000	2,191
		15,875
Missouri (0.0%):(f)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100	3,000	3,081

New Jersey (0.5%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,708
Series A, 4.29%, 9/1/26	2,415	2,606
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	2,980
Series NNN, 3.77%, 6/15/31	10,000	10,837
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,087
New Jersey Transportation Trust Fund Authority Revenue
5.50%, 12/15/22	3,320	3,597
4.08%, 6/15/39	3,845	4,085
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,397
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,131
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,641
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	1,027
		41,096

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York (0.8%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	$2,500	$2,763
Series B, 4.13%, 9/1/26	2,500	2,798
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,432
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	5,000	5,002
New York State Dormitory Authority Revenue
5.10%, 8/1/34	11,400	12,969
Series A, 2.46%, 7/1/32	9,250	9,113
Series A, 2.51%, 7/1/33	5,000	4,903
Series B, 2.83%, 7/1/31	5,000	5,223
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	3,846	4,034
New York State Urban Development Corp. Revenue
1.88%, 3/15/30	2,600	2,546
2.03%, 3/15/31, Continuously Callable @100	3,500	3,431
		63,214
Ohio (0.4%):
City of Cleveland Airport System Revenue
Series A, 2.88%, 1/1/31	1,230	1,265
Series A, 2.93%, 1/1/32	2,990	3,079
Series A, 2.98%, 1/1/33	3,190	3,291
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	10,000	11,717
State of Ohio, GO
Series A, 1.73%, 8/1/31	5,000	4,910
Series A, 1.78%, 8/1/32	7,000	6,852
		31,114
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	11,403
The University of Oklahoma Revenue
Series C, 2.15%, 7/1/30	750	735
Series C, 2.30%, 7/1/31, Continuously Callable @100	1,000	985
		13,123
Other Territories (0.0%):(f)
Federal Home Loan Mortgage Corp. Revenue, Series A, 1.60%, 8/15/51, (Put Date 6/15/22) (k)	2,386	2,420
Pennsylvania (0.6%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	4,000	3,984
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,728
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,494
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,607
Public Parking Authority of Pittsburgh Revenue, 2.58%, 12/1/31, Continuously Callable @100	825	792
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895	862
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(k)	2,805	2,816
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(k)	1,415	1,492
Scranton School District, GO (INS-Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	869
3.10%, 4/1/30	950	1,035
3.15%, 4/1/31	250	273
State Public School Building Authority Revenue, 3.15%, 4/1/30	6,460	6,348
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,388

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The School District of Philadelphia, GO, 5.06%, 9/1/42	$10,000	$11,192
		48,880
Tennessee (0.2%):
Jackson Energy Authority Revenue
2.90%, 4/1/22	2,000	2,046
3.05%, 4/1/23	2,745	2,881
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,113
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,919
		17,959
Texas (1.0%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74%, 1/1/26	1,000	991
Series C, 1.84%, 1/1/27	1,000	981
Series C, 2.09%, 1/1/28	1,000	979
City of Corpus Christi TX Utility System Revenue
Series B, 1.49%, 7/15/27	2,000	2,003
Series B, 1.71%, 7/15/28	2,220	2,219
City of Dallas TX Waterworks & Sewer System Revenue, Series D, 1.68%, 10/1/28	1,500	1,512
City of Houston TX Airport System Revenue, Series C, 2.09%, 7/1/28	4,250	4,308
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	2,191
City of San Antonio TX, GO, 1.76%, 2/1/31, Continuously Callable @100	11,400	11,362
Colony Local Development Corp. Revenue (INS - Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,401
Dallas/Fort Worth International Airport Revenue
Series A, 4.44%, 11/1/21	2,265	2,308
Series C, 1.65%, 11/1/26	1,500	1,514
Series C, 1.95%, 11/1/28	1,000	997
Series C, 2.05%, 11/1/29	1,250	1,239
Series C, 2.10%, 11/1/30	1,000	984
Granbury Independent School District, GO, Series A, 1.87%, 8/1/31, Continuously Callable @100	1,000	1,001
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000	1,982
Series B, 2.10%, 5/15/22	875	884
Series B, 2.17%, 5/15/23	1,000	1,019
Series B, 2.57%, 5/15/26	1,000	1,031
Series D, 2.28%, 7/1/34	6,785	6,595
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,153
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,105
State of Texas, GO, 3.00%, 4/1/28	3,850	4,265
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28	600	592
2.57%, 9/1/32, Continuously Callable @100	1,000	990
2.69%, 9/1/33, Continuously Callable @100	1,000	997
Texas Public Finance Authority Revenue
1.62%, 2/1/31	2,000	1,930
1.78%, 2/1/32, Continuously Callable @100	1,500	1,452
Texas Tech University System Revenue
1.55%, 2/15/28	2,000	2,001
1.65%, 2/15/29	1,250	1,246
1.75%, 2/15/30, Continuously Callable @100	2,500	2,484
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27	1,340	1,351

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
1.69%, 3/1/28	$1,500	$1,498
2.06%, 3/1/31, Continuously Callable @100	1,500	1,479
		80,044
Washington (0.1%):
Washington State University Revenue
Series A, 2.24%, 10/1/28	1,800	1,852
Series A, 2.31%, 10/1/29	5,915	6,062
		7,914
Wisconsin (0.1%):
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30	4,000	4,156

Total Municipal Bonds (Cost $724,648)		769,754

U.S. Government Agency Mortgages (3.3%)
Federal Home Loan Mortgage Corp.
Series K018, Class X1, 1.37%, 1/25/22 (c)(d)	45,303	316
Series K020, Class X1, 1.47%, 5/25/22 (c)(d)	82,037	913
Series K021, Class X1, 1.53%, 6/25/22 (c)(d)	64,502	833
Series K025, Class X1, 0.92%, 10/25/22 (c)(d)	61,821	638
Series K026, Class X1, 1.07%, 11/25/22 (c)(d)	86,170	1,114
Series K028, Class A2, 3.11%, 2/25/23	4,000	4,162
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,755
Series KPLB, Class A, 2.77%, 5/25/25	17,000	18,095
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,666
Series KC02, Class A2, 3.37%, 7/25/25 (e)	10,000	10,652
Series KIR1, Class A2, 2.85%, 3/25/26 (e)	12,000	12,893
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	12,784
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,490
Series K068, Class A2, 3.24%, 8/25/27	4,533	5,035
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	3,418
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,497
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,523
Series K096, Class A2, 2.52%, 7/25/29	9,000	9,596
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,588
Series K100, Class A2, 2.67%, 9/25/29	5,455	5,879
5.50%, 12/1/35 - 4/1/36	570	645
3.50%, 5/1/42 - 5/1/47	13,952	15,063
		159,555
Federal National Mortgage Association
5.50%, 7/1/21 - 5/1/38	4,191	4,789
7.00%, 10/1/22 - 3/1/23	3	3
Series 2016-M2, Class AV2, 2.15%, 1/25/23	5,850	5,923
Series 2017-M15, Class AV2, 2.71%, 11/25/24 (c)	4,740	4,997
Series 2017-M2, Class A2, 2.89%, 2/25/27 (c)	3,455	3,740
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,500	2,727
2.50%, 2/1/28	3,982	4,165
Series M4, Class A2, 3.15%, 3/25/28 (c)	7,105	7,869
6.50%, 4/1/31 - 3/1/32	344	400
5.00%, 6/1/33	819	926
2.50%, 11/1/34 (e)	4,950	5,169
6.00%, 5/1/36 - 8/1/37	1,368	1,583
4.00%, 4/1/48 - 2/1/50	26,280	28,153
3.50%, 9/1/49 (e)	3,570	3,790
3.00%, 2/1/50	9,531	9,964
3.50%, 2/1/50	14,128	14,995
		99,193
Government National Mortgage Association
Series 20067, 7.00%, 5/15/23 - 7/15/32	470	518

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.50%, 6/15/23 - 10/15/31	$679	$751
7.50%, 7/15/23 - 2/15/28	256	276
6.00%, 8/15/28 - 1/15/33	1,360	1,509
5.50%, 4/20/33	270	303
5.00%, 8/15/33	1,658	1,841
		5,198
Total U.S. Government Agency Mortgages (Cost $249,245)		263,946

U.S. Treasury Obligations (9.5%)
U.S. Treasury Bonds
2.38%, 1/15/25	55,803	65,698
1.13%, 5/15/40 (e)	10,000	8,367
3.88%, 8/15/40	15,000	19,247
1.38%, 11/15/40	20,000	17,431
1.88%, 2/15/41	9,000	8,566
2.75%, 8/15/42 (e)	15,000	16,432
2.75%, 11/15/42	10,000	10,944
3.38%, 5/15/44	5,000	6,039
3.00%, 11/15/44	25,000	28,457
2.50%, 2/15/45 (e)	55,000	57,424
2.50%, 2/15/46	15,000	15,640
2.25%, 8/15/46 (e)	42,950	42,668
2.88%, 11/15/46 (e)	10,000	11,166
2.75%, 11/15/47 (e)	12,000	13,125
3.00%, 2/15/49	10,000	11,498
1.25%, 5/15/50	10,000	7,764
1.63%, 11/15/50	15,000	12,839
1.88%, 2/15/51	29,000	26,390
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	10,414	12,089
U.S. Treasury Notes
1.50%, 8/31/21 (e)	40,000	40,191
2.13%, 12/31/21	30,000	30,410
2.00%, 2/15/22	15,000	15,229
2.00%, 7/31/22	30,000	30,710
0.13%, 11/30/22 (e)	25,000	24,999
2.38%, 1/31/23 (e)	5,000	5,194
2.00%, 2/15/23	10,000	10,329
0.13%, 7/15/23	20,000	19,967
0.13%, 12/15/23	30,000	29,890
2.50%, 5/15/24	5,000	5,326
2.50%, 1/31/25 (e)	5,000	5,367
2.00%, 2/15/25	70,000	73,845
1.63%, 2/15/26	40,000	41,537
2.38%, 5/15/27 (e)	10,000	10,748
2.25%, 8/15/27	10,000	10,664
2.25%, 11/15/27	10,000	10,653
Total U.S. Treasury Obligations (Cost $723,573)		756,843

Commercial Paper (4.5%)
Alliant Energy
0.15%, 5/4/21 (a)(l)	5,871	5,871
0.15%, 5/5/21 (a)(l)	15,000	15,000
American Honda Finance, 0.11%, 5/10/21 (l)	25,000	24,999
American Water Capital Corp., 0.11%, 5/6/21 (a)(l)	15,000	15,000
Amphenol Corp.
0.15%, 5/6/21 (a)(l)	2,000	2,000
0.16%, 5/11/21 (a)(l)	3,499	3,499
Arizona Public Service, 0.11%, 5/3/21 (l)	25,000	25,000
CenterPoint Energy Resources Corp.
0.13%, 5/12/21 (a)(l)	21,000	20,999

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
0.13%, 5/13/21 (a)(l)	$4,000	$4,000
Dollarama, Inc., 0.16%, 5/13/21 (a)(l)	16,000	15,999
Duke Energy Corp.
0.14%, 5/4/21 (a)(l)	10,000	10,000
0.15%, 5/6/21 (a)(l)	10,275	10,274
0.15%, 5/7/21 (a)(l)	4,725	4,725
Glencore Funding LLC, 0.17%, 5/11/21 (a)(l)	25,000	24,999
Hannover Funding Co. LLC
0.15%, 5/3/21 (a)(l)	4,200	4,200
0.16%, 5/6/21 (a)(l)	5,800	5,800
0.17%, 5/10/21 (a)(l)	15,000	14,999
Hyundai Capital America, Inc., 0.13%, 5/18/21 (a)(l)	25,000	24,998
Kentucky Utilities Co.
0.15%, 5/5/21 (a)(l)	15,000	14,999
0.15%, 5/6/21 (a)(l)	10,000	10,000
Northern Illinois Gas Co., 0.15%, 5/5/21 (l)	15,916	15,916
OGE Energy Corp., 0.15%, 5/4/21 (a)(l)	10,000	10,000
PPL Electric Utilities Corp., 0.15%, 5/4/21 (a)(l)	25,000	24,999
Southern Power Co., 0.15%, 5/10/21 (a)(l)	25,000	24,999
Union Electric Co., 0.15%, 5/3/21 (l)	25,000	25,000
Total Commercial Paper (Cost $358,276)		358,275

Collateral for Securities Loaned^ (0.3%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (m)	1,829,296	1,829
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	20,741,764	20,742
Total Collateral for Securities Loaned (Cost $22,571)		22,571
Total Investments (Cost $7,474,325) — 99.5%		7,903,467
Other assets in excess of liabilities — 0.5%		36,299
NET ASSETS - 100.00%		$7,939,766

At April 30, 2021, the Fund's investments in foreign securities were 13.5% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $2,126,211 (thousands) and amounted to 26.8% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2021.
(d)	Security is interest only.
(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Amount represents less than 0.05% of net assets.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, illiquid securities were 0.4% of net assets.
(i)	All or a portion of this security is on loan.
(j)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(k)	Put Bond.
(l)	Rate represents the effective yield at April 30, 2021.
(m)	Rate disclosed is the daily yield on April 30, 2021.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
Title XI—The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S.
government.
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2021.
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2021.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.4%)
Communication Services (7.0%):
Activision Blizzard, Inc.	133,755	$12,197
Comcast Corp. Class A	694,023	38,969
Omnicom Group, Inc.	596,228	49,046
Sirius XM Holdings, Inc. (a)	2,976,180	18,155
Verizon Communications, Inc.	1,345,502	77,757
World Wrestling Entertainment, Inc. Class A	72,266	3,983
		200,107
Consumer Discretionary (7.4%):
Best Buy Co., Inc.	172,136	20,014
Dollar General Corp.	21,910	4,705
eBay, Inc.	89,207	4,977
Genuine Parts Co.	84,545	10,565
H&R Block, Inc.	139,699	3,110
Lennar Corp. Class A	116,820	12,103
Lowe's Cos., Inc.	105,949	20,792
NIKE, Inc. Class B	131,545	17,445
Pool Corp.	14,950	6,317
Target Corp.	244,377	50,650
The Home Depot, Inc.	141,346	45,750
Whirlpool Corp.	72,995	17,259
		213,687
Consumer Staples (8.5%):
Colgate-Palmolive Co.	319,699	25,800
Costco Wholesale Corp.	29,765	11,075
General Mills, Inc.	296,315	18,034
Ingredion, Inc.	88,717	8,287
Kimberly-Clark Corp.	155,073	20,674
Philip Morris International, Inc.	380,662	36,163
Sysco Corp.	163,420	13,847
The Hershey Co.	94,052	15,453
The J.M. Smucker Co.	67,678	8,865
The Kroger Co.	97,634	3,568
The Procter & Gamble Co.	222,552	29,693
Tyson Foods, Inc. Class A	239,860	18,577
Walgreens Boots Alliance, Inc.	282,675	15,010
Walmart, Inc.	113,818	15,924
		240,970
Energy (2.9%):
Cabot Oil & Gas Corp.	591,873	9,867
Chevron Corp.	111,438	11,486
EOG Resources, Inc.	469,135	34,547
Halliburton Co.	195,960	3,833
Phillips 66	300,939	24,349
		84,082
Financials (20.5%):
Aflac, Inc.	226,138	12,150
American Express Co.	38,748	5,942
American Financial Group, Inc.	97,618	11,993
Ameriprise Financial, Inc.	68,367	17,666
Annaly Capital Management, Inc.	3,005,679	27,292
Bank of America Corp.	1,454,468	58,950
BlackRock, Inc.	22,541	18,468
Brown & Brown, Inc.	74,551	3,965
Capital One Financial Corp.	72,017	10,736

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Citizens Financial Group, Inc.	107,112	$4,957
Commerce Bancshares, Inc.	21,243	1,653
Everest Re Group Ltd.	24,393	6,756
FactSet Research Systems, Inc.	39,173	13,171
Fidelity National Financial, Inc.	229,559	10,472
Fifth Third Bancorp	422,717	17,137
Huntington Bancshares, Inc.	1,109,546	16,998
Intercontinental Exchange, Inc.	72,382	8,520
JPMorgan Chase & Co.	542,392	83,426
KeyCorp	1,445,524	31,455
M&T Bank Corp.	28,761	4,535
Marsh & McLennan Cos., Inc.	71,456	9,697
MetLife, Inc.	161,883	10,301
Morgan Stanley	103,964	8,582
Regions Financial Corp.	954,160	20,801
RenaissanceRe Holdings Ltd.	53,158	8,973
S&P Global, Inc.	33,880	13,226
SEI Investments Co.	34,918	2,145
State Street Corp.	145,342	12,201
T. Rowe Price Group, Inc.	131,269	23,524
The Allstate Corp.	269,229	34,138
The Goldman Sachs Group, Inc.	67,438	23,499
The Hanover Insurance Group, Inc.	56,661	7,837
The Hartford Financial Services Group, Inc.	89,628	5,912
The PNC Financial Services Group, Inc.	82,573	15,437
The Travelers Cos., Inc.	51,996	8,042
Western Alliance Bancorp	66,408	6,977
Zions Bancorp NA	255,459	14,255
		591,789
Health Care (11.2%):
Abbott Laboratories	76,091	9,137
AmerisourceBergen Corp.	41,413	5,003
Amgen, Inc.	72,399	17,350
Anthem, Inc.	15,487	5,876
Bristol-Myers Squibb Co.	192,666	12,026
Cardinal Health, Inc.	205,962	12,428
Cerner Corp.	100,716	7,559
Chemed Corp.	7,797	3,716
Cigna Corp.	54,061	13,462
CVS Health Corp.	119,158	9,104
Danaher Corp.	32,671	8,296
Eli Lilly & Co.	82,129	15,011
Gilead Sciences, Inc.	189,939	12,055
Johnson & Johnson	387,331	63,031
McKesson Corp.	77,561	14,546
Medtronic PLC	71,420	9,350
Merck & Co., Inc.	169,420	12,622
PerkinElmer, Inc.	40,011	5,187
Pfizer, Inc.	621,487	24,020
Quest Diagnostics, Inc.	65,127	8,589
ResMed, Inc.	26,010	4,889
Thermo Fisher Scientific, Inc.	24,490	11,516
UnitedHealth Group, Inc.	33,711	13,444
West Pharmaceutical Services, Inc.	23,370	7,678
Zoetis, Inc.	75,549	13,072
		318,967
Industrials (15.9%):
3M Co.	129,215	25,473
Acuity Brands, Inc.	38,381	7,120

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Allison Transmission Holdings, Inc.	25,762	$1,068
BWX Technologies, Inc.	30,142	2,017
C.H. Robinson Worldwide, Inc.	733	71
Caterpillar, Inc.	51,653	11,783
Cintas Corp.	15,469	5,339
Cummins, Inc.	105,683	26,636
Deere & Co.	48,298	17,911
Eaton Corp. PLC	146,543	20,945
Emerson Electric Co.	155,076	14,033
Fastenal Co.	325,873	17,036
FedEx Corp.	50,170	14,565
Graco, Inc.	31,786	2,441
Huntington Ingalls Industries, Inc.	54,824	11,640
Illinois Tool Works, Inc.	135,336	31,191
Johnson Controls International PLC	185,944	11,592
Knight-Swift Transportation Holdings, Inc.	105,375	4,965
Lennox International, Inc.	43,370	14,543
Lockheed Martin Corp.	60,874	23,167
ManpowerGroup, Inc.	84,412	10,205
Masco Corp.	147,398	9,416
Northrop Grumman Corp.	17,245	6,112
Old Dominion Freight Line, Inc.	38,470	9,918
PACCAR, Inc.	118,841	10,681
Robert Half International, Inc.	227,127	19,898
Rockwell Automation, Inc.	100,192	26,477
Snap-on, Inc.	68,137	16,189
The Toro Co.	100,076	11,469
Trane Technologies PLC	92,979	16,163
United Parcel Service, Inc. Class B	205,542	41,902
W.W. Grainger, Inc.	32,075	13,906
Waste Management, Inc.	2,510	346
		456,218
Information Technology (10.7%):
Accenture PLC Class A	40,857	11,847
Apple, Inc.	176,533	23,207
Broadcom, Inc.	39,118	17,846
Cisco Systems, Inc.	1,002,858	51,055
Citrix Systems, Inc.	29,050	3,598
Cognizant Technology Solutions Corp. Class A	138,072	11,101
Corning, Inc.	188,958	8,354
HP, Inc.	464,422	15,841
Intel Corp.	775,561	44,618
Juniper Networks, Inc.	325,006	8,252
Mastercard, Inc. Class A	47,353	18,092
Microsoft Corp.	55,521	14,001
NetApp, Inc.	121,181	9,051
Oracle Corp.	113,920	8,634
QUALCOMM, Inc.	132,164	18,344
Skyworks Solutions, Inc.	25,816	4,681
Texas Instruments, Inc.	171,737	31,000
The Western Union Co.	194,738	5,016
		304,538
Materials (4.9%):
Air Products & Chemicals, Inc.	24,905	7,185
International Paper Co.	143,875	8,345
LyondellBasell Industries NV Class A	287,726	29,849
Nucor Corp.	183,736	15,114
Packaging Corp. of America	89,663	13,238
PPG Industries, Inc.	108,147	18,519

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RPM International, Inc.	50,157	$4,757
Steel Dynamics, Inc.	271,173	14,703
The Scotts Miracle-Gro Co.	21,488	4,967
The Sherwin-Williams Co.	68,184	18,673
Westrock Co.	118,056	6,582
		141,932
Real Estate (4.1%):
Alexandria Real Estate Equities, Inc.	36,518	6,613
AvalonBay Communities, Inc.	47,254	9,073
Boston Properties, Inc.	54,820	5,995
Equity Residential	92,392	6,858
Essex Property Trust, Inc.	25,817	7,500
Healthpeak Properties, Inc.	200,728	6,893
Host Hotels & Resorts, Inc. (b)	385,640	7,003
Invitation Homes, Inc.	122,228	4,285
National Retail Properties, Inc.	120,758	5,606
Prologis, Inc.	61,028	7,112
Realty Income Corp.	129,317	8,942
Regency Centers Corp.	105,253	6,700
Simon Property Group, Inc.	38,891	4,735
Ventas, Inc.	220,415	12,224
VICI Properties, Inc.	280,663	8,897
Welltower, Inc.	132,572	9,947
		118,383
Utilities (6.3%):
Ameren Corp.	70,452	5,977
CMS Energy Corp.	212,239	13,666
DTE Energy Co.	129,117	18,079
Duke Energy Corp.	149,031	15,006
Evergy, Inc.	209,650	13,411
Exelon Corp.	530,956	23,861
National Fuel Gas Co.	32,477	1,613
NextEra Energy, Inc.	201,933	15,652
Pinnacle West Capital Corp.	99,668	8,437
PPL Corp.	238,174	6,938
The Southern Co.	108,793	7,199
UGI Corp.	63,377	2,770
Vistra Corp.	154,626	2,609
WEC Energy Group, Inc.	314,308	30,541
Xcel Energy, Inc.	194,781	13,888
		179,647
Total Common Stocks (Cost $2,140,870)		2,850,320

Collateral for Securities Loaned^ (0.7%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (c)	260,875	261
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	18,790,303	18,790
Total Collateral for Securities Loaned (Cost $19,051)		19,051
Total Investments (Cost $2,159,921) — 100.1%		2,869,371
Liabilities in excess of other assets — (0.1)%		(1,937)
NET ASSETS - 100.00%		$2,867,434

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on April 30, 2021.

PLC—	Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.8%)
AccessLex Institute, Series 2004-2, Class A3, 0.37% (LIBOR03M+19bps), 10/25/24, Callable 7/25/31 @ 100 (a)	$1,938	$1,900
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 12/12/22 @ 100 (b)	745	767
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 7/18/22 @ 100	6,360	6,649
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 9/15/22 @ 100 (b)	1,470	1,508
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 11/10/21 @ 100 (b)	608	616
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/24, Callable 7/10/21 @ 100 (b)	767	770
Avis Budget Rental Car Funding AESOP LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (b)	4,000	4,153
Ballyrock CLO Ltd., Series 2020-14A, Class B, 2.50% (LIBOR03M+230bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	1,000	997
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 11/15/22 @ 100 (b)	3,790	3,950
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (b)	3,333	3,355
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 6/15/22 @ 100	3,533	3,695
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 9/19/22 @ 100 (b)	3,000	3,123
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 3/19/23 @ 100 (b)	2,000	2,062
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 5/15/23 @ 100	4,230	4,375
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 6/15/23 @ 100	2,500	2,546
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 11/15/22 @ 100	1,923	2,017
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/23 @ 100	1,083	1,140
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 8/15/22 @ 100	420	441
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 3/15/22 @ 100	800	827
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 1/15/24 @ 100	3,450	3,461
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 1/15/22 @ 100	500	511
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 4/15/23 @ 100	5,162	5,358
CarNow Auto Receivables Trust, Series 21-1A, Class B, 1.38%, 2/17/26, Callable 1/15/24 @ 100 (b)	656	656
Carvana Auto Receivables Trust, Series 21-N1, Class D, 1.50%, 1/10/28, Callable 11/10/25 @ 100	2,750	2,767
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 3/8/24 @ 100	551	549
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 11/14/22 @ 100 (b)	2,540	2,620
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 1/14/24 @ 100 (b)	5,786	5,873
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100 (b)	2,000	2,008
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 7/25/23 @ 100 (b)	870	876

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chesapeake Funding II LLC, Series 19-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (b)	$951	$960
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 5/15/23 @ 100	1,100	1,144
CPS Auto Receivables Trust, Series 18-D, Class E, 5.82%, 6/16/25, Callable 9/15/22 @ 100 (b)	2,000	2,136
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30 (b)	2,077	2,086
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (b)	5,000	5,105
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (b)	482	483
Credit Acceptance Auto Loan Trust, Series 2018-2, Class C, 4.16%, 9/15/27, Callable 1/15/22 @ 100 (b)	8,720	8,884
Credit Acceptance Auto Loan Trust, Series 2018-1, Class C, 3.77%, 6/15/27, Callable 7/15/21 @ 100 (b)	2,000	2,014
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 4/15/24 @ 100 (b)	5,000	5,195
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	802
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 10/22/22 @ 100 (b)	1,750	1,833
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 4/22/23 @ 100 (b)	2,125	2,167
Diamond Resorts Owner Trust, Series 21-1A, Class B, 2.05%, 11/21/33, Callable 12/20/27 @ 100 (b)	1,875	1,881
Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24, Callable 6/15/21 @ 100 (b)	409	411
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 2/15/23 @ 100	1,680	1,726
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 3/15/22 @ 100	2,508	2,545
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25 (b)	1,687	1,708
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,145
Evergreen Credit Card Trust, Series 2019-3, Class C, 2.71%, 10/16/23 (b)	4,000	4,039
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (b)	3,000	3,122
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 7/15/23 @ 100	1,417	1,430
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 4/15/23 @ 100 (b)	2,156	2,180
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 1/15/23 @ 100 (b)	3,731	3,780
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 10/15/22 @ 100 (b)	3,893	3,935
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 3/15/23 @ 100 (b)	2,273	2,324
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,938
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 6/15/22 @ 100 (b)	1,000	1,051
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 5/15/23 @ 100 (b)	2,943	3,074
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 1/15/23 @ 100 (b)	1,210	1,250
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,650	1,655

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100 (b)	$1,708	$1,713
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (b)	1,325	1,321
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 4/15/23 @ 100 (b)	3,775	3,855
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 4/15/23 @ 100 (b)	1,250	1,356
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 6/15/23 @ 100 (b)	2,000	2,043
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 10/15/24 @ 100 (b)	2,969	2,983
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 2/20/23 @ 100	1,625	1,678
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,488
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 2.05% (LIBOR03M+180bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	5,000	5,015
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 3.05% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a)(b)	3,000	3,005
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.96%, 10/25/21 (b)	1,366	1,372
Hertz Vehicle Financing LP, Series 2019-3A, Class B, 3.03%, 12/26/25 (b)	7,000	7,024
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (b)	7,120	7,171
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (b)	592	597
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (b)	113	114
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,350	1,371
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 2/20/23 @ 100 (b)	3,400	3,464
HPEFS Equipment Trust, Series 21-1A, Class D, 1.03%, 3/20/31, Callable 1/20/24 @ 100 (b)	5,180	5,159
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 5/20/22 @ 100 (b)	1,750	1,770
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 12/20/22 @ 100 (b)	2,851	2,901
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 2/25/24 @ 100 (b)	5,000	5,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (b)	2,700	2,573
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	856
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,826
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,189
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	8,355	8,669
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (b)	5,875	6,435
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 9/15/22 @ 100 (b)	5,750	5,905
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38 (b)(c)	2,500	2,493
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38 (b)(c)	2,351	2,344
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26 (b)	2,000	2,000
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 7/15/23 @ 100 (b)	2,000	2,191
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 1/15/24 @ 100 (b)	2,500	2,525

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 1/15/24 @ 100 (b)	$5,000	$5,126
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 6/15/22 @ 100	4,275	4,388
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.20%, 11/15/23, Callable 11/15/21 @ 100	1,180	1,194
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 2/15/22 @ 100	1,665	1,702
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 2/15/23 @ 100	1,063	1,071
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 5/15/23 @ 100	2,000	2,012
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 11/20/22 @ 100 (b)	1,782	1,823
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 11/20/22 @ 100 (b)	1,460	1,495
Sapphire Aviation Finance Ltd., Series 2018-1A, Class A, 4.25%, 3/15/40 (b)	1,722	1,715
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 11/20/24 @ 100 (b)	6,500	6,794
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 5/20/21 @ 100 (b)	500	501
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 12/20/26 @ 100 (b)	500	496
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/25 @ 100 (b)	3,800	3,906
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/25 @ 100 (b)	3,823	3,905
SLM Student Loan Trust, Series 2006-2, Class B, 0.40% (LIBOR03M+22bps), 1/25/41, Callable 10/25/32 @ 100 (a)	1,714	1,588
SLM Student Loan Trust, Series 2003-14, Class B, 0.73% (LIBOR03M+55bps), 10/25/65, Callable 10/25/29 @ 100 (a)	603	573
SLM Student Loan Trust, Series 2012-6, Class B, 1.11% (LIBOR01M+100bps), 4/27/43, Callable 6/25/28 @ 100 (a)	2,500	2,405
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	2,065
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	8,034
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,034
TCF Auto Receivables Owner Trust, Series 2015-2A, Class D, 4.24%, 8/15/22, Callable 5/15/21 @ 100 (b)	111	111
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	5,101
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 4/20/23 @ 100 (b)	2,000	2,030
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 4/23/23 @ 100 (b)	1,250	1,277
Trillium Credit Card Trust II, Series 2020-1A, Class C, 2.63%, 12/27/24 (b)	4,900	4,955
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (b)	2,912	2,948
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 5/17/21 @ 100 (b)	3,598	3,712
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (b)	3,333	3,514
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	9,000	8,842
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,850	1,950

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VB-S1 Issuer LLC, Series 2020-1A, Class D, 4.09%, 6/15/50, Callable 6/15/24 @ 100 (b)	$1,100	$1,155
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 3/20/23 @ 100	5,000	5,132
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 4/15/23 @ 100 (b)	2,500	2,585
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 2.62% (LIBOR01M+250bps), 2/15/40 (a)(b)	1,364	1,372
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 3/15/22 @ 100 (b)	3,752	3,771
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 10/15/22 @ 100 (b)	2,550	2,637
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 3/15/22 @ 100 (b)	5,000	5,117
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (b)	8,407	8,513
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 2/15/23 @ 100	3,750	3,735
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 6/15/22 @ 100 (b)	2,500	2,567
Total Asset-Backed Securities (Cost $363,118)		368,830

Collateralized Mortgage Obligations (20.6%)
AB BSL CLO 1 Ltd., Series 2020-1A, Class B, 2.20% (LIBOR03M+205bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	3,000	3,004
AB BSL CLO 1 Ltd., Series 2020-1A, Class A1A, 1.65% (LIBOR03M+150bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	5,000	5,019
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2, 1.90% (LIBOR03M+175bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	4,000	—
Aimco CLO 11 Ltd., Series 2020-11A, Class C, 2.58% (LIBOR03M+240bps), 10/15/31, Callable 10/15/21 @ 100 (a)(b)	9,500	9,507
Annisa CLO Ltd., Series 2016-2, Class BR, 1.84% (LIBOR03M+165bps), 7/20/31, Callable 7/20/21 @ 100 (a)(b)	10,000	9,962
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 5/15/53, Callable 4/15/30 @ 100 (b)(d)	1,500	1,538
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.17% (LIBOR01M+105bps), 9/15/32 (a)(b)	5,000	4,998
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 1.91% (LIBOR01M+180bps), 9/15/32 (a)(b)	3,585	3,553
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (b)(d)	12,420	12,100
Bain Capital Credit CLO Ltd., Series 2020-3A, Class C, 2.77% (LIBOR03M+260bps), 10/23/32, Callable 10/23/21 @ 100 (a)(b)	2,250	2,252
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 2.16% (LIBOR03M+205bps), 4/15/34 (a)(b)	5,000	5,001
Ballyrock CLO Ltd., Series 2020-1A, Class A2, 2.59% (LIBOR03M+240bps), 7/20/30, Callable 7/20/21 @ 100 (a)(b)	2,500	2,506
Ballyrock CLO Ltd., Series 2020-1A, Class X, 1.19% (LIBOR03M+100bps), 7/20/30, Callable 7/20/21 @ 100 (a)(b)	1,380	1,380
Ballyrock CLO Ltd., Series 2020-2A, Class B, 2.74% (LIBOR03M+255bps), 10/20/31, Callable 10/20/21 @ 100 (a)(b)	4,000	4,004
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, 1.38% (LIBOR03M+120bps), 11/20/30, Callable 11/20/21 @ 100 (a)(b)	2,000	2,000
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	5,124
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	11,735	12,369
BANK, Series 2020-BN27, Class XA, 1.27%, 4/15/63, Callable 12/15/29 @ 100 (d)(e)	37,947	3,261

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 3/15/27 @ 100	$5,000	$5,471
BANK, Series 2019-BN23, Class AS, 3.20%, 11/15/29, Callable 11/15/29 @ 100	5,000	5,313
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.66% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	5,031
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.76% (LIBOR01M+364bps), 10/15/37 (a)(b)	5,000	5,037
BBCMS Mortgage Trust, Series 2020-C7, Class XA, 1.74%, 4/15/53 (d)(e)	17,748	1,887
BBCMS Mortgage Trust, Series 2020-BID, Class D, 4.75% (LIBOR01M+463bps), 10/15/37 (a)(b)	14,600	14,927
BBCMS Trust, Series 2013-TYSN, Class A2, 3.76%, 9/5/32 (b)	11,303	11,376
BBCMS Trust, Series 2013-TYSN, Class B, 4.04%, 9/5/32 (b)	3,500	3,518
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	6,396
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41, Callable 5/11/21 @ 100 (d)	572	559
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61, Callable 11/15/29 @ 100	5,000	5,352
Benchmark Mortgage Trust, Series 2020-B18, Class A5, 1.93%, 7/15/53, Callable 7/11/30 @ 100	4,000	3,924
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.89%, 9/15/53, Callable 9/15/30 @ 100 (d)(e)	32,560	3,581
Benchmark Mortgage Trust, Series 2020-B18, Class XA, 1.92%, 7/15/53 (d)(e)	40,110	4,558
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/30 @ 100 (b)(d)	2,406	2,127
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42 (b)(d)(e)	144,200	7,907
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.66%, 3/9/44 (b)(d)	5,000	5,328
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.66%, 3/9/44 (b)(d)	25,000	25,634
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a)(b)	3,762	3,764
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.37% (LIBOR01M+125bps), 10/15/36 (a)(b)	7,524	7,525
BX Commercial Mortgage Trust, Series 2020-FOX, Class D, 2.22% (LIBOR01M+210bps), 11/15/32 (a)(b)	3,930	3,947
BX Commercial Mortgage Trust, Series 2020-FOX, Class C, 1.67% (LIBOR01M+155bps), 11/15/32 (a)(b)	3,930	3,940
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (b)	3,125	3,216
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.19% (LIBOR01M+108bps), 10/15/36 (a)(b)	8,593	8,600
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class AJ, 5.94%, 12/15/47, Callable 9/15/21 @ 100 (b)(d)	7,000	7,051
CHT Cosmo Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (LIBOR01M+300bps), 11/15/36 (a)(b)	15,867	15,882
CHT Cosmo Mortgage Trust, Series 2017-CSMO, Class D, 2.36% (LIBOR01M+225bps), 11/15/36 (a)(b)	20,250	20,260
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.61% (LIBOR01M+150bps), 11/15/36 (a)(b)	7,000	7,006
CIFC Funding Ltd., Series 2017-I, Class B, 1.89% (LIBOR03M+170bps), 4/23/29, Callable 7/21/21 @ 100 (a)(b)	3,500	3,491
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,951
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	4,798

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	$4,000	$4,001
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A4, 2.83%, 8/10/49, Callable 8/10/26 @ 100	8,293	8,816
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	3,992
Columbia Cent CLO Ltd., Series 2020-29A, Class AIF, 1.97%, 7/20/31, Callable 1/20/22 @ 100 (b)	3,500	3,515
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.71%, 8/10/50, Callable 9/10/23 @ 100 (d)	5,000	5,406
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (b)	2,660	2,700
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,399	3,658
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	3,000	3,256
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (b)	10,000	9,908
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (b)(d)	9,500	10,196
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	9,700	9,528
CSMC Trust, Series 2019-UVIL, Class C, 3.39%, 12/15/41 (b)(d)	5,000	4,862
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (b)	2,500	2,576
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.83%, 9/15/53, Callable 4/15/30 @ 100 (d)(e)	17,379	1,806
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (b)	5,000	5,119
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (b)	2,500	2,583
DBUBS Mortgage Trust, Series 2011-LC3, Class B, 5.52%, 8/10/44 (b)(d)	1,643	1,654
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 1.73% (LIBOR03M+155bps), 7/15/30, Callable 7/15/21 @ 100 (a)(b)	5,000	4,973
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 1.14% (LIBOR03M+95bps), 4/17/31, Callable 7/17/21 @ 100 (a)(b)	3,500	3,502
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, 2.70% (LIBOR03M+245bps), 11/20/33, Callable 11/20/22 @ 100 (a)(b)	4,000	4,012
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.60%, 11/25/23, Callable 11/25/23 @ 100 (b)(d)	7,000	7,401
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 10/25/52, Callable 9/25/29 @ 100 (b)(d)	10,000	10,817
Goldentree Loan Management U.S. CLO 8 Ltd., Series 2020-8A, Class B1, 2.32% (LIBOR03M+210bps), 7/20/31, Callable 10/20/21 @ 100 (a)(b)	5,000	5,010
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 1.99% (LIBOR03M+180bps), 4/17/33, Callable 4/17/24 @ 100 (a)(b)	4,350	4,355
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)	10,166	10,309
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39 (b)	1,735	1,778
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45, Callable 12/10/21 @ 100 (b)	3,000	3,055
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 10/10/29 @ 100	7,000	7,465
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 10/10/29 @ 100	10,000	10,689
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53, Callable 12/13/29 @ 100 (d)	3,750	4,004

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	$6,924	$7,214
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (b)	8,020	8,490
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 7/10/39 (b)(d)	8,862	9,145
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 3.04%, 12/10/41 (b)(d)	10,672	10,674
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b)(d)	5,000	4,945
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	5,143
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.87%, 11/15/43, Callable 7/15/21 @ 100 (b)(d)	4,000	3,873
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.15%, 1/5/40 (b)(d)(e)	226,300	1,490
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.89%, 10/15/45, Callable 9/15/22 @ 100 (d)(e)	18,099	287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.61%, 8/15/46, Callable 7/15/21 @ 100 (b)(d)	6,100	6,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100 (b)(d)	1,614	1,732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, 6.27%, 4/17/45 (d)	1,002	200
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.91%, 6/5/39, Callable 6/5/29 @ 100 (b)(d)	2,000	2,079
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43, Callable 5/15/21 @ 100 (b)(d)	2,000	1,995
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.24%, 12/15/47, Callable 2/15/23 @ 100 (d)	3,045	3,098
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1.91% (LIBOR01M+180bps), 5/15/36 (a)(b)	2,500	2,500
LCM LP, Series 18A, Class A1R, 1.21% (LIBOR03M+102bps), 4/20/31, Callable 7/20/21 @ 100 (a)(b)	1,000	998
LCM Ltd., Series 2032A, Class B (LIBOR03M+170bps), 7/20/34 (a)(b)(c)	2,500	2,500
Life BMR Mortgage Trust, Series 2021-BMR, Class D, 1.51% (LIBOR01M+140bps), 3/15/38 (a)(b)	4,500	4,506
Magnetite Ltd., Series 2015-12A, Class BRRA, 1.78% (LIBOR03M+160bps), 10/15/31, Callable 7/15/21 @ 100 (a)(b)	3,240	3,233
Magnetite XXVIII Ltd., Series 2020-28A, Class C, 2.53% (LIBOR03M+235bps), 10/25/31, Callable 10/25/21 @ 100 (a)(b)	2,000	2,005
Manhattan West, Series 2020-1MW, Class D, 2.41%, 9/10/40 (b)(d)	4,250	4,192
Manhattan West, Series 2020-1MW, Class C, 2.41%, 9/10/40 (b)(d)	5,000	4,998
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (b)	5,000	5,065
MHC Commercial Mortgage Trust, Series MHC, Class D, 1.75% (LIBOR01M+160bps), 4/15/26 (a)(b)	2,000	1,999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.76%, 11/15/45, Callable 6/15/22 @ 100 (b)(d)(e)	18,399	266
Morgan Stanley Bank of America Merrill Lynch Trust, Series C17, Class A5, 3.74%, 8/15/47, Callable 7/15/24 @ 100	5,000	5,404
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.11% (LIBOR01M+100bps), 11/15/34 (a)(b)	3,245	3,246
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.97% (LIBOR01M+85bps), 11/15/34 (a)(b)	2,200	2,201
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.82% (LIBOR01M+70bps), 11/15/34 (a)(b)	2,105	2,106
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.72% (LIBOR01M+260bps), 11/15/34 (a)(b)	4,000	3,997
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.07% (LIBOR01M+195bps), 11/15/34 (a)(b)	8,215	8,218

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 1.68% (LIBOR03M+150bps), 1/28/30, Callable 7/28/21 @ 100 (a)(b)	$5,000	$5,000
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 7/19/21 @ 100 (b)	5,000	5,019
Neuberger Berman Loan Advisors CLO 38 Ltd., Series 2020-38A, Class B, 1.89% (LIBOR03M+170bps), 10/20/32, Callable 10/20/21 @ 100 (a)(b)	2,000	2,002
Neuberger Berman Loan Advisors CLO 38 Ltd., Series 2020-38A, Class C, 2.54% (LIBOR03M+235bps), 10/20/32, Callable 10/20/21 @ 100 (a)(b)	1,500	1,504
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 2.13% (LIBOR03M+195bps), 4/15/31, Callable 7/15/21 @ 100 (a)(b)	5,000	4,992
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class B, 2.79% (LIBOR03M+260bps), 4/20/31, Callable 7/20/21 @ 100 (a)(b)	3,000	3,007
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class B, 2.04% (LIBOR03M+185bps), 10/20/31, Callable 10/20/21 @ 100 (a)(b)	4,200	4,204
Octagon Investment Partners 50 Ltd., Series 2020-4A, Class C, 2.68% (LIBOR03M+250bps), 10/15/33, Callable 10/15/21 @ 100 (a)(b)	4,000	4,004
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 1.88% (LIBOR03M+170bps), 1/25/31, Callable 7/25/21 @ 100 (a)(b)	2,750	2,697
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	11,255
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.06% (LIBOR01M+95bps), 1/15/26 (a)(b)	2,625	2,641
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 1.62% (LIBOR01M+150bps), 3/15/36 (a)(b)	5,000	4,988
Palmer Square CLO Ltd., Series 2021-1, Class A2, 1.65%, 9/25/29, Callable 4/20/23 @ 100 (b)	1,500	1,499
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.28% (LIBOR03M+210bps), 8/20/27, Callable 5/20/21 @ 100 (a)(b)	5,000	5,001
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 2.49% (LIBOR03M+230bps), 11/25/28, Callable 11/25/21 @ 100 (a)(b)	5,000	5,015
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 2.44% (LIBOR03M+225bps), 4/20/27, Callable 7/20/21 @ 100 (a)(b)	5,000	4,983
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 1.78% (LIBOR03M+160bps), 10/24/27, Callable 7/24/21 @ 100 (a)(b)	4,500	4,502
Palmer Square Loan Funding Ltd., Series 2020-3A, Class B, 3.49% (LIBOR03M+330bps), 7/20/28, Callable 7/20/21 @ 100 (a)(b)	2,800	2,806
Palmer Square Loan Funding Ltd., Series 2019-4, Class B, 2.28% (LIBOR03M+210bps), 10/24/27, Callable 7/24/21 @ 100 (a)(b)	5,000	5,006
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.08% (LIBOR03M+190bps), 2/20/28, Callable 5/20/21 @ 100 (a)(b)	2,000	2,000
Race Point CLO Ltd., Series 2016-10A, Class B1R, 1.83% (LIBOR03M+165bps), 7/25/31, Callable 7/25/21 @ 100 (a)(b)	5,000	4,979
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, 2.42% (LIBOR03M+225bps), 10/23/31, Callable 7/23/21 @ 100 (a)(b)	5,000	5,000
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 1.99% (LIBOR03M+180bps), 1/21/31, Callable 7/20/21 @ 100 (a)(b)	1,000	989
Sound Point CLO XXVII Ltd., Series 2020-2A, Class C, 2.78% (LIBOR03M+260bps), 10/25/31, Callable 10/25/21 @ 100 (a)(b)	2,500	2,503
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 1.43% (LIBOR03M+125bps), 1/15/30, Callable 7/15/21 @ 100 (a)(b)	2,000	1,982
Stratus CLO Ltd., Series 2020-1A, Class A, 2.16% (LIBOR03M+198bps), 4/30/28 (a)(b)	1,987	1,987
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 0.87% (LIBOR01M+50bps), 7/19/35, Callable 5/19/21 @ 100 (a)	1,013	985
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.89% (LIBOR03M+170bps), 1/20/32, Callable 7/20/21 @ 100 (a)(b)	5,000	4,987
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 2.09% (LIBOR03M+190bps), 7/20/32, Callable 7/20/22 @ 100 (a)(b)	6,000	6,037

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Trimaran Cavu Ltd., Series 2021-1A, Class B, 1.73% (LIBOR03M+160bps), 4/23/32, Callable 4/23/22 @ 100 (a)(b)	$3,000	$2,995
Trinitas CLO Ltd., Series 2019-11A, Class B1, 2.48% (LIBOR03M+230bps), 7/15/32, Callable 7/15/21 @ 100 (a)(b)	5,000	4,996
Trinitas CLO Ltd., Series 2019-11A, Class A2, 2.13% (LIBOR03M+195bps), 7/15/32, Callable 7/15/21 @ 100 (a)(b)	5,610	5,612
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.07% (LIBOR03M+89bps), 4/15/29, Callable 7/15/21 @ 100 (a)(b)	5,000	5,008
TTAN, Series 21-MHC, Class D, 1.86% (LIBOR01M+180bps), 3/15/38 (a)(b)(c)	1,800	—
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45, Callable 4/10/22 @ 100 (b)(d)(e)	22,672	204
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AS, 5.15%, 1/10/45, Callable 11/10/21 @ 100 (b)	4,756	4,857
Venture CLO Ltd., Series 2014-16A, Class ARR, 1.03% (LIBOR03M+85bps), 1/15/28, Callable 7/15/21 @ 100 (a)(b)	2,695	2,695
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)	3,000	2,946
Voya CLO Ltd., Series 2013-2A, Class A1R, 1.15% (LIBOR03M+97bps), 4/25/31, Callable 7/25/21 @ 100 (a)(b)	8,750	8,735
Voya CLO Ltd., Series 2018-3, Class B, 1.83% (LIBOR03M+165bps), 10/15/31, Callable 7/15/21 @ 100 (a)(b)	2,500	2,492
Voya CLO Ltd., Series 2015-3A, Class BR, 2.39% (LIBOR03M+220bps), 10/20/31, Callable 7/20/21 @ 100 (a)(b)	1,250	1,238
Voya CLO Ltd., Series 2020-1A, Class B1, 2.38% (LIBOR03M+220bps), 7/16/31, Callable 7/16/21 @ 100 (a)(b)	2,000	2,001
Voya CLO Ltd., Series 2017-1, Class A2, 1.79% (LIBOR03M+160bps), 4/17/30, Callable 7/17/21 @ 100 (a)(b)	3,000	2,988
Voya CLO Ltd., Series 2019-4A, Class B, 2.24% (LIBOR03M+200bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	4,500	4,508
Voya CLO Ltd., Series 2019-4A, Class A1, 1.58% (LIBOR03M+134bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	5,000	5,005
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 3/15/30 @ 100	2,000	2,108
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (d)	5,000	5,293
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,804
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36 (b)(d)	4,200	4,675
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65%, 9/15/57, Callable 9/15/25 @ 100 (d)	2,000	2,224
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.66%, 12/15/45, Callable 12/15/22 @ 100 (b)(d)(e)	57,422	1,006
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.85%, 11/15/44, Callable 10/15/21 @ 100 (b)(d)	5,348	5,441
Total Collateralized Mortgage Obligations (Cost $770,248)		774,230

Preferred Stocks (1.0%)
Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a)(f)	400,000	11,016
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b)(f)	100,000	10,000
		21,016
Financials (0.4%):
Citigroup Capital, 6.56% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,375
CoBank ACB, non-cumulative, 1.37% (b)(f)	2,000	1,320
Delphi Financial Group, Inc., 3.39% (LIBOR03M+319bps), 5/15/37 (a)(g)	369,987	7,862

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Bancorp, non-cumulative, Series A (LIBOR03M+102bps) (a)(f)	5,000	$4,627
		16,184
Total Preferred Stocks (Cost $35,110)		37,200

Senior Secured Loans (3.4%)
AAdvantage Loyalty IP Ltd, Initial Term Loan, First Lien, 3/10/28 (c)(h)	13,500	13,871
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR01M+475bps), 3/24/28 (a)	2,000	2,055
Academy Ltd., Initial Term Loan, First Lien, 5.75% (LIBOR01M+500bps), 11/6/27 (a)	499	499
Allen Media LLC, Initial Term Loan, First Lien, 5.70% (LIBOR03M+550bps), 2/10/27 (a)	990	987
Alterra Mountain Co., Additional Term Loan, First Lien, 5.50% (LIBOR01M+450bps), 5/13/26 (a)	968	970
Altium Packaging LLC, 2021 Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 2/3/28 (a)	1,000	989
AOT Packaging Products Acquisitionco LLC, Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR06M+325bps), 1/29/28 (a)	1,225	1,212
AOT Packaging Products Acquisitionco LLC, Delayed Draw Term Loan Commitment, First Lien, 3.75% (LIBOR06M+325bps), 1/29/28 (a)(c)	275	273
AssuredPartners, Inc., 2020 June Incremental Term Loan, First Lien, 5.50% (LIBOR01M+450bps), 2/13/27 (a)	2,977	2,978
Asurion LLC, New B-9 Term Loans, First Lien, 3.36% (LIBOR01M+325bps), 7/29/27 (a)	1,000	992
Avolon TLB Borrower 1 (US) LLC, Term B-5 Loan, First Lien, 3.25% (LIBOR01M+250bps), 12/1/27 (a)	2,490	2,487
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 3/5/28 (a)	500	495
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 3.69% (LIBOR03M+350bps), 6/20/24 (a)	387	386
BUCKEYE PARTNERS LP, 2021 Tranche B-1 Refinancing Term Loan, First Lien, 2.36% (LIBOR01M+225bps), 12/16/26 (a)	1,476	1,470
BWAY Holding Co., Initial Term Loan, First Lien, 3.44% (LIBOR03M+325bps), 4/3/24 (a)	7,751	7,479
CenturyLink, Inc., Term B Loans, First Lien, 2.36% (LIBOR01M+225bps), 3/15/27 (a)	1,436	1,418
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR06M+625bps), 3/22/24 (a)	1,429	1,429
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 3.71% (LIBOR03M+350bps), 11/25/26 (a)	1,443	1,397
ClubCorp Holdings, Inc., Term B Loans, First Lien, 2.95% (LIBOR03M+275bps), 9/18/24 (a)	2	2
DELTA AIR LINES, Inc., and SKYMILES IP LTD, Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (a)(c)	16,000	16,793
Foundation Building Materials, New Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 1/29/28 (a)(c)	2,500	2,478
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (a)	469	468
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 2/26/28 (a)	998	1,001
H-Food Holdings LLC, 2020 Incremental Term B-3 Loan, First Lien, 6.00% (LIBOR01M+500bps), 5/31/25 (a)	496	496
H-Food Holdings LLC, Initial Term Loan, First Lien, 3.80% (LIBOR01M+369bps), 5/31/25 (a)	3,428	3,394
Hub International Limited, B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR06M+325bps), 4/25/25 (a)	3,930	3,924
Indy U.S. Bidco LLC, Tranche B-1 Term Loans, First Lien, 4.11% (LIBOR01M+400bps), 2/5/28 (a)	500	499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
IRB Holding Corp., Fourth Amendment Incremental Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 11/19/27 (a)(c)	$2,996	$2,988
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 12/22/26 (a)	1,399	1,378
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 4.25% (LIBOR03M+375bps), 12/22/26 (a)	596	588
Magnite, Inc., Initial Term Loans, First Lien, 4/1/28 (c)(h)	1,000	993
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (a)	15,000	15,995
Oculus Acquisition Corp., Initial Term Loan, First Lien, 4.50% (LIBOR03M+375bps), 11/8/27 (a)	1,000	998
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (a)	2,000	1,987
SCIH Salt Holdings, Inc., Incremental Term B-1 Loans, First Lien, 3/16/27 (c)(h)	3,000	2,987
Serta Simmons Bedding LLC, Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 11/8/23 (a)	7,228	5,565
Solera LLC, Term Loan USD, First Lien, 2.86% (LIBOR01M+275bps), 3/3/23 (a)	2,863	2,846
Sophia LP, Closing Date Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 10/7/27 (a)	998	997
SOTHEBY'S, Term Loan B, First Lien, 5.50% (LIBOR03M+475bps), 1/15/27 (a)	499	502
Sunshine Luxembourg VII Sarl, Facility B1 Commitments, First Lien , 10/2/26 (a)(h)	946	946
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.50% (LIBOR03M+375bps), 10/2/26 (a)	2,000	1,999
The Boeing Co., Advance, First Lien, 1.43% (LIBOR03M+125bps), 2/6/22 (a)	1,157	1,155
The E.W. Scripps Company, Term Loan B3, First Lien, 3.75% (LIBOR01M+300bps), 12/15/27 (a)	998	995
UKG, Inc., 2021 Incremental Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 5/3/26 (a)	1,494	1,494
United Airlines, Inc., Class B Term Loans, First Lien, 4/14/28 (h)	1,000	1,011
Vertical US Newco Inc, Facility B (USD) Loan, First Lien, 4.48% (LIBOR06M+425bps), 6/30/27 (a)	991	993
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (a)	998	997
Western Digital Corp., Term Loan A-1, First Lien, 1.62% (LIBOR01M+150bps), 2/27/23 (a)	2,333	2,329
Whatabrands LLC, Term B Loan, First Lien, 2.87% (LIBOR01M+275bps), 8/3/26 (a)	5,639	5,598
Zayo Group Holdings Inc, Initial Dollar Term Loans, First Lien, 3.11% (LIBOR01M+300bps), 2/21/27 (a)	1,227	1,214
Total Senior Secured Loans (Cost $124,483)		126,997

Corporate Bonds (28.4%)
Communication Services (1.7%):
AT&T, Inc.
2.75%, 6/1/31, Callable 3/1/31 @ 100	3,000	2,998
4.50%, 5/15/35, Callable 11/15/34 @ 100	10,000	11,324
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (b)	12,000	12,003
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, 6/1/52, Callable 12/1/51 @ 100	2,000	1,943
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	5,000	5,812
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (b)	3,500	3,290
Scripps Escrow II, Inc., 3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (b)	1,500	1,489
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	2,000	2,001
Sprint Spectrum, 3.36%, 3/20/23 (b)	750	755

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)	$2,000	$2,291
T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100 (b)	5,000	4,931
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100	1,000	1,004
4.50%, 8/10/33	10,000	11,777
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 6/7/21 @ 102 (b)	2,500	2,482
		64,100
Consumer Discretionary (2.3%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	5,000	5,224
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100 (i)	3,000	3,183
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (b)	3,500	3,495
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 (j)	2,000	2,183
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (b)	8,000	7,895
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	5,000	5,108
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	3,471	3,652
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,000	2,245
2.85%, 4/15/31, Callable 1/15/31 @ 100 (j)	3,333	3,315
3.50%, 10/15/32, Callable 7/15/32 @ 100	10,000	10,405
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	862	849
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (b)	5,000	5,063
PulteGroup, Inc., 6.00%, 2/15/35	2,500	3,199
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (b)	13,000	13,206
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (b)	6,000	5,970
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (b)(i)	1,875	2,018
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,597
Volkswagen Group of America Finance LLC
3.20%, 9/26/26, Callable 7/26/26 @ 100 (b)	1,184	1,279
3.75%, 5/13/30 (b)	3,000	3,307
		83,193
Consumer Staples (0.4%):
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 (j)	8,000	7,681
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,000	1,030
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (b)(i)	2,000	1,986
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (b)	3,167	3,660
		14,357
Energy (2.9%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 6/7/21 @ 103.75 (b)	3,000	2,841
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	4,000	4,493
4.45%, 7/15/27, Callable 4/15/27 @ 100	5,000	5,632
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	4,727	4,933
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	3,000	3,198
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	3,000	2,730
Diamondback Energy, Inc., 3.13%, 3/24/31, Callable 12/24/30 @ 100	3,000	3,029
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 (j)	2,000	2,081
Energy Transfer Operating LP, 3.22% (LIBOR03M+302bps), 11/1/66, Callable 6/7/21 @ 100 (a)	5,000	3,703

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy Transfer, LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (a)(f)	$2,010	$2,044
Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	2,000	1,844
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	3,000	3,035
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	3,466
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	5,500	5,719
HollyFrontier Corp., 2.63%, 10/1/23	3,000	3,109
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	5,608
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	15,000	15,571
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	3,000	3,047
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,955	6,649
NuStar Logistics LP, 5.75%, 10/1/25, Callable 7/1/25 @ 100	1,000	1,076
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (b)(j)	3,000	3,239
Phillips 66 Partners LP, 3.55%, 10/1/26, Callable 7/1/26 @ 100	5,000	5,420
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (b)	4,460	4,554
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	5,000	5,792
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	3,000	3,381
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (b)(i)	484	468
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	3,500	3,665
		110,327
Financials (8.6%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	4,000	4,492
American International Group, Inc., 8.17% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,830
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (b)	5,000	4,999
Apollo Management Holdings LP, 2.65%, 6/5/30, Callable 3/5/30 @ 100 (b)	4,000	3,986
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,899
Athene Global Funding
2.45%, 8/20/27 (b)	5,000	5,086
2.50%, 3/24/28 (b)	3,000	3,022
Athene Holding Ltd., 6.15%, 4/3/30, Callable 1/3/30 @ 100	3,000	3,718
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,657
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,426
Bank of America Corp., 2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (a)	2,000	2,024
BankUnited, Inc.
4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	5,685
5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	2,274
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	5,105
Citizens Financial Group, Inc.
4.15%, 9/28/22 (b)	7,000	7,311
2.64%, 9/30/32, Callable 7/2/32 @ 100 (b)	5,500	5,358
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (i)	2,000	2,287
DAE Funding LLC, 4.50%, 8/1/22, Callable 6/7/21 @ 101.13 (b)	1,898	1,909
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (a)	10,000	9,899

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	$3,000	$3,057
First Financial Bancorp, 5.13%, 8/25/25	5,000	5,021
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,651
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,764
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,618
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,175	1,196
Ford Motor Credit Co. LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100 (j)	1,000	1,021
Fulton Financial Corp., 4.50%, 11/15/24 (i)	4,801	5,282
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (b)	3,000	2,908
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	3,972	4,251
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,283
ILFC E-Capital Trust I, 4.00%, 12/21/65, Callable 6/7/21 @ 100 (b)	6,225	5,115
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a)(j)	3,000	3,088
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	5,000	5,473
KeyBank NA, 3.90%, 4/13/29	5,000	5,530
KeyCorp Capital II, 6.88%, 3/17/29 (i)	750	903
Level 3 Financing, Inc.
3.63%, 1/15/29, Callable 1/15/24 @ 101.81 (b)	2,000	1,939
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	2,500	2,436
Lincoln National Corp., 2.55% (LIBOR03M+236bps), 5/17/66, Callable 5/24/21 @ 100 (a)	5,018	4,342
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	3,030
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,949
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,350	6,049
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)	5,000	7,528
Nationwide Mutual Insurance Co., 2.47% (LIBOR03M+229bps), 12/15/24, Callable 6/7/21 @ 100 (a)(b)	10,235	10,199
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)(i)	4,000	4,312
OneBeacon U.S. Holdings, Inc., 4.60%, 11/9/22 (i)	10,025	10,536
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	9,000	9,655
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	1,750	1,984
PPL Capital Funding, Inc., 2.86% (LIBOR03M+267bps), 3/30/67, Callable 6/7/21 @ 100 (a)	4,000	3,769
Prudential Financial, Inc., 5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	3,000	3,176
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a)(f)	1,000	1,112
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	6,318	7,042
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	4,444	4,595
TCF National Bank
4.60%, 2/27/25	5,000	5,046
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	5,075
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (a)(c)	6,000	6,037
Texas Capital Bank NA, 5.25%, 1/31/26	10,225	10,943
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	7,000	7,490
The Hartford Financial Services Group, Inc., 2.32% (LIBOR03M+213bps), 2/12/67, Callable 6/7/21 @ 100 (a)(b)	10,000	9,611
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,741
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,643

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Truist Bank, 0.87% (LIBOR03M+67bps), 5/15/27, Callable 6/7/21 @ 100 (a)	$5,000	$4,833
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a)(f)	4,000	4,462
Wells Fargo & Co., 3.90% (H15T5Y+3bps), Callable 3/15/26 @ 100 (a)(f)	2,000	2,047
Wintrust Financial Corp., 5.00%, 6/13/24	3,500	3,713
		323,422
Health Care (2.1%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	2,000	2,137
Bausch Health Cos., Inc., 5.00%, 2/15/29, Callable 2/15/24 @ 102.5 (b)	500	500
Bayer U.S. Finance II LLC
2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	4,405	4,544
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,755
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,250
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,691
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,314
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38 (b)	4,000	3,968
CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	5,965
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,273	8,648
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,500	1,579
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	13,720	14,183
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	3,208
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	3,000	2,971
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	2,000	2,126
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (b)	2,500	2,398
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	4,000	4,507
		76,744
Industrials (5.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	3,000	2,920
Air Lease Corp.
3.63%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,302
3.13%, 12/1/30, Callable 9/1/30 @ 100	5,000	4,999
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,401
Alaska Airlines Pass Through Trust
8.00%, 2/15/27 (b)	4,520	5,045
4.80%, 2/15/29 (b)	5,765	6,359
American Airlines Pass Through Trust
4.00%, 1/15/27	5,264	4,863
3.60%, 4/15/31	1,675	1,622
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (b)	5,000	5,250
Ashtead Capital, Inc.
5.25%, 8/1/26, Callable 8/1/21 @ 103.94 (b)	2,500	2,619
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (b)	1,615	1,728
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	5,000	5,618
British Airways Pass Through Trust
4.63%, 12/20/25 (b)	8,916	9,254
3.35%, 12/15/30 (b)	2,309	2,273
Continental Airlines Pass Through Trust, 4.15%, 10/11/25	6,669	7,034
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	3,000	2,970
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	4,774	4,824
Delta Air Lines, Inc., 7.00%, 5/1/25 (b)	500	582
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (b)	10,032	11,009
FedEx Corp., 3.90%, 2/1/35	5,000	5,565

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	$6,331	$6,169
Hillenbrand, Inc., 3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,500	3,448
JetBlue Pass Through Trust, 7.75%, 5/15/30	5,000	5,708
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,565
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,141
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	10,000	11,694
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	4,875	5,519
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,500	2,522
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	6,667	6,675
5.15%, 5/1/30, Callable 2/1/30 @ 100 (j)	14,000	16,294
3.63%, 2/1/31, Callable 11/1/30 @ 100	8,000	8,421
5.81%, 5/1/50, Callable 11/1/49 @ 100	3,000	3,850
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	5,658	6,223
U.S. Airways Pass Through Trust
6.25%, 10/22/24	1,772	1,801
7.13%, 4/22/25	1,208	1,274
3.95%, 5/15/27	5,806	5,747
United Airlines Pass Through Trust
4.63%, 3/3/24	3,429	3,512
4.30%, 2/15/27	3,389	3,559
3.50%, 11/1/29	4,780	4,649
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	2,000	2,014
		201,022
Information Technology (0.7%):
Apple, Inc., 2.40%, 8/20/50, Callable 6/20/50 @ 100	3,000	2,682
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (b)	4,000	3,777
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100 (b)	3,000	3,551
Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	3,000	3,056
Switch Ltd., 3.75%, 9/15/28, Callable 9/15/23 @ 101.88 (b)	4,924	4,893
VMware, Inc.
3.90%, 8/21/27, Callable 5/21/27 @ 100	3,000	3,326
4.70%, 5/15/30, Callable 2/15/30 @ 100	3,000	3,496
		24,781
Materials (0.3%):
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	3,000	3,186
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	1,500	1,454
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,264
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (j)	5,000	5,172
		13,076
Real Estate (2.8%):
Boston Properties LP
2.90%, 3/15/30, Callable 12/15/29 @ 100	10,000	10,184
2.55%, 4/1/32, Callable 1/1/32 @ 100	11,500	11,124
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	3,000	2,945
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	6,500	6,770
Crown Castle International Corp.
3.30%, 7/1/30, Callable 4/1/30 @ 100	2,000	2,119
2.90%, 4/1/41, Callable 10/1/40 @ 100	5,000	4,655
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	3,207

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	$9,476	$10,041
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	8,143	8,384
Hudson Pacific Properties LP, 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,413
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%, 7/15/28 (b)	333	349
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	6,500	6,239
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (b)	1,250	1,267
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,000	2,488
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	5,000	5,150
RHP Hotel Properties, LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (b)	3,000	2,975
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	3,368
SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56 (b)	3,000	2,875
SBA Tower Trust, 2.33%, 7/15/52 (b)	3,000	3,099
Simon Property Group, LP, 2.65%, 7/15/30, Callable 4/15/30 @ 100	1,000	1,013
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19 (b)	5,000	4,960
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)	2,500	2,541
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	5,000	5,185
		106,351
Utilities (1.3%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,624
Duquesne Light Holdings, Inc.
5.90%, 12/1/21 (b)	2,500	2,568
3.62%, 8/1/27, Callable 5/1/27 @ 100 (b)	5,150	5,626
Entergy Corp.
2.80%, 6/15/30, Callable 3/15/30 @ 100	3,000	3,064
2.40%, 6/15/31, Callable 3/5/31 @ 100	3,000	2,935
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	1,000	1,089
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,309
South Jersey Industries, Inc., 5.02%, 4/15/31	3,000	3,121
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	2,270	2,353
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (b)	3,000	3,357
Vistra Operations Co. LLC
3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	3,000	3,099
4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	9,897	10,403
WEC Energy Group, Inc., 2.31% (LIBOR03M+211bps), 5/15/67, Callable 6/7/21 @ 100 (a)	3,500	3,212
		46,760

Total Corporate Bonds (Cost $1,002,991)		1,064,133

Yankee Dollars (5.7%)
Consumer Discretionary (0.2%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (b)	1,429	1,511
Genm Capital Labuan, Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (b)	5,000	4,950
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)(k)	1,285	1,408
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (b)	500	530
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (b)	2,000	2,031
		10,430

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.5%):
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	$5,000	$5,215
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	3,000	3,137
Becle SAB de CV, 3.75%, 5/13/25 (b)	10,000	10,851
		19,203
Energy (0.4%):
Aker BP ASA
4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (b)	2,494	2,558
2.88%, 1/15/26, Callable 12/15/25 @ 100 (b)	2,188	2,273
Canadian Natural Resources Ltd., 2.95%, 7/15/30, Callable 4/15/30 @ 100	2,000	2,023
Equinor ASA, 3.13%, 4/6/30, Callable 1/6/30 @ 100	3,000	3,210
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (b)	725	679
Transocean Poseidon Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16 (b)	1,500	1,420
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 6/7/21 @ 102.67 (b)(i)	1,441	1,371
		13,534
Financials (2.2%):
ABN AMRO Bank NV, 4.75%, 7/28/25 (b)	5,000	5,621
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,434
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (b)	2,143	2,420
Banco Santander SA, 2.96%, 3/25/31	3,000	3,026
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	3,750	4,136
BNP Paribas, 2.87% (SOFR+1bps), 4/19/32, Callable 4/19/31 @ 100 (a)(b)	3,000	3,028
BNP Paribas SA, 4.63%, 3/13/27 (b)	3,000	3,389
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a)(f)	5,000	5,319
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	3,000	3,011
Credit Suisse Group AG, 4.19% (SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100 (a)(b)	3,000	3,315
Danske Bank A/S, 3.24% (LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a)(b)	3,500	3,728
Element Fleet Management Corp., 3.85%, 6/15/25, Callable 5/15/25 @ 100 (b)	3,000	3,251
HSBC Holdings PLC, 3.90%, 5/25/26	3,000	3,329
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	3,500	3,799
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	5,000	4,830
Nationwide Building Society, 4.00%, 9/14/26 (b)	5,000	5,505
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	3,000	3,143
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (a)	5,000	5,035
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)(i)	7,500	8,171
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	5,000	5,383
		84,873
Health Care (0.1%):
Endo Luxembourg Finance Co. I Sarl / ENDO US, Inc., 6.13%, 4/1/29, Callable 4/1/24 @ 104.59 (b)	1,250	1,238
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (b)	1,333	1,274

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100	$3,000	$2,994
3.75%, 3/15/51, Callable 9/15/50 @ 100	1,500	1,521
		7,027
Industrials (1.5%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (b)(j)	2,311	2,312
3.88%, 9/15/24 (b)	5,857	5,810
4.13%, 11/15/26 (b)	11,661	11,475
3.75%, 6/15/29 (b)	4,698	4,817
Ashtead Capital, Inc., 4.13%, 8/15/25, Callable 5/24/21 @ 103.09 (b)	2,500	2,571
Avolon Holdings Funding Ltd., 3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,591
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	5,000	5,338
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	7,254	7,310
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	2,615	2,487
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (b)	1,333	1,434
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,170
		48,315
Materials (0.2%):
Teck Resources Ltd.
3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	5,151
6.13%, 10/1/35	3,000	3,730
		8,881
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 2/1/29, Callable 11/1/28 @ 100 (b)	4,167	4,681

Sovereign Bond (0.3%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	2,959
Korea International Bond, 1.00%, 9/16/30 (i)	1,000	929
United Mexico States, 4.28%, 8/14/41, Callable 2/14/41 @ 100	7,000	7,175
		11,063
Utilities (0.2%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (b)	5,000	5,502
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	2,257	2,328
		7,830
Total Yankee Dollars (Cost $205,997)		215,837

Municipal Bonds (4.7%)
Alabama (0.0%):(l)
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	740
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	956
		1,696
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue
2.37%, 7/1/25	1,500	1,546
1.59%, 7/1/29	2,000	1,959
1.84%, 7/1/31, Continuously Callable @100	1,000	974
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	3,032
		7,511

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
California (0.2%):
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100	$675	$645
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,500
		6,145
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	5,031
Park Creek Metropolitan District Revenue
Series B, 2.89%, 12/1/27	660	699
Series B, 2.99%, 12/1/28	1,000	1,062
		6,792
Connecticut (0.0%):(l)
State of Connecticut, GO, Series A, 2.42%, 7/1/27	1,000	1,058

District of Columbia (0.0%):(l)
District of Columbia Revenue
2.25%, 4/1/27	800	809
2.68%, 4/1/31	1,500	1,497
		2,306
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	2,477
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	1,014
County of Miami-Dade Florida Transit System Revenue, Build America Bond, Series B, 4.59%, 7/1/21	3,300	3,322
		6,813
Hawaii (0.5%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	13,864	14,745

Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	2,006
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	790
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,671
		4,467
Indiana (0.0%):(l)
Indiana Finance Authority Revenue
3.08%, 9/15/27	1,130	1,092
3.18%, 9/15/28	1,000	958
		2,050
Louisiana (0.0%):(l)
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,730

Maryland (0.5%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,406
Series B, 4.15%, 6/1/28	2,390	2,509
Series B, 4.25%, 6/1/29	2,490	2,629
Series B, 4.35%, 6/1/30	1,330	1,410
Series B, 4.40%, 6/1/31	1,385	1,473
Maryland Stadium Authority Revenue
Series C, 1.76%, 5/1/27	1,715	1,726
Series C, 1.91%, 5/1/28	4,770	4,781
		16,934
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	610	626

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29	$3,000	$2,993
		3,619
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,599

New Jersey (0.7%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,708
Series A, 4.29%, 9/1/26	2,410	2,601
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	2,980
Series NNN, 3.47%, 6/15/27	5,000	5,344
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,531
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	1,953
South Jersey Transportation Authority Revenue
Series B, 3.12%, 11/1/26	450	459
Series B, 3.36%, 11/1/28	1,375	1,400
		20,976
New York (0.4%):
Metropolitan Transportation Authority Revenue, Build America Bond, 6.73%, 11/15/30	5,000	6,274
New York City Industrial Development Agency Revenue
2.68%, 3/1/33	1,000	976
2.34%, 1/1/35	1,000	948
2.44%, 1/1/36	1,250	1,178
New York State Dormitory Authority Revenue, Series A, 2.01%, 7/1/28	750	748
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,267
New York Transportation Development Corp. Revenue, 1.36%, 12/1/21	1,250	1,255
State of New York Mortgage Agency Revenue, 4.20%, 10/1/27, Continuously Callable @100	2,920	2,952
		15,598
North Carolina (0.0%):(l)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,206

Ohio (0.2%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,242

Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	8,846
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	1,190
		10,036
Oregon (0.0%):(l)
Medford Hospital Facilities Authority Revenue, Series B, 1.88%, 8/15/25	500	509

Pennsylvania (0.2%):
City of Bethlehem, GO (NBGA - Federal Agricultural Mortgage Corporation)
Series A, 2.46%, 10/1/26	2,570	2,692
Series A, 2.55%, 10/1/27	2,655	2,769
City of Philadelphia PA Water & Wastewater Revenue
Series B, 1.73%, 11/1/28	1,000	1,000
Series B, 1.88%, 11/1/29	1,000	991
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,007
City of Pittsburgh PA, GO
Series B, 1.62%, 9/1/29	1,570	1,540
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	1,168

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Revenue 2.62%, 3/1/29	$1,855	$1,843
Series B, 3.20%, 11/15/27	1,000	1,086
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	708
		14,804
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.59%, 7/1/25	1,000	1,040
Series B, 2.80%, 7/1/26	2,735	2,857
		3,897
Texas (0.4%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	833
City of Dallas TX Waterworks & Sewer System Revenue, 1.50%, 10/1/27	850	856
City of Houston TX Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	2,012
Dallas/Fort Worth International Airport Revenue, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,558
Gainesville Hospital District, GO, 4.56%, 8/15/21	1,480	1,488
Harris County Cultural Education Facilities Finance Corp. Revenue
2.36%, 11/15/26	1,250	1,247
2.79%, 11/15/29	1,385	1,357
Series B, 1.27%, 7/1/25	850	856
Series B, 2.71%, 5/15/27	1,600	1,641
Series B, 2.76%, 5/15/28	2,000	2,028
Series B, 2.30%, 7/1/35	500	481
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	982
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,887
Uptown Development Authority, GO, Series B, 2.68%, 9/1/32, Continuously Callable @100	400	393
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,486
		21,105
Wisconsin (0.3%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	6,262

Total Municipal Bonds (Cost $171,193)		178,100

U.S. Government Agency Mortgages (2.8%)
Federal Home Loan Mortgage Corp.
Series K017, Class X1, 1.43%, 12/25/21 (d)(e)	33,825		179
Series K019, Class X1, 1.72%, 3/25/22 (d)(e)	18,857		201
Series K023, Class X1, 1.34%, 8/25/22 (d)(e)	63,432		879
Series K025, Class X1, 0.92%, 10/25/22 (d)(e)	61,843		639
Series KC02, Class A2, 3.37%, 7/25/25 (j)	5,000		5,326
Series K099, Class A2, 2.60%, 9/25/29	20,000		21,434
Series K102, Class A2, 2.54%, 10/25/29	14,000		14,941
Series K110, Class X1, 1.81%, 4/25/30 (d)(e)	2		–(m	)
Series K111, Class X1, 1.68%, 5/25/30 (d)(e)	2		–(m	)
Series K114, Class X1, 1.21%, 6/25/30 (d)(e)	5		–(m	)
Series K113, Class X1, 1.49%, 6/25/30 (d)(e)	—(m	)	–(m	)
Series K116, Class X1, 1.53%, 7/25/30 (d)(e)	9		1
Series K117, Class X1, 1.34%, 8/25/30 (d)(e)	14		1
5.50%, 4/1/36	44		49
			43,650
Federal National Mortgage Association
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,500		2,727
2.50%, 7/1/27 - 11/1/34 (j)	12,957		13,536
3.50%, 2/1/48 - 2/1/50	5,731		6,099
3.50%, 3/1/48 - 9/1/49 (j)	16,774		17,813
4.00%, 8/1/49 (j)	3,743		4,010

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/50 - 2/1/50	$15,055	$16,127
		60,312
Total U.S. Government Agency Mortgages (Cost $100,508)		103,962

U.S. Treasury Obligations (17.1%)
U.S. Treasury Bonds
1.13%, 5/15/40 (j)	33,000	27,612
2.50%, 2/15/45 (j)	33,000	34,454
3.38%, 11/15/48 (j)	33,000	40,518
0.25%, 2/15/50	30,685	32,727
1.25%, 5/15/50	15,000	11,646
U.S. Treasury Inflation Index, 0.13%, 1/15/31	20,204	22,060
U.S. Treasury Notes
0.38%, 11/30/25	30,000	29,484
2.38%, 5/15/27 (j)	30,000	32,245
0.38%, 7/31/27	43,500	41,427
0.63%, 11/30/27	34,000	32,688
0.75%, 1/31/28	40,000	38,663
1.13%, 2/29/28	27,500	27,229
1.25%, 3/31/28	42,500	42,380
1.63%, 8/15/29 (j)	89,000	90,113
0.13%, 7/15/30	38,462	42,286
0.63%, 8/15/30	28,000	25,659
0.88%, 11/15/30	37,000	34,601
1.13%, 2/15/31	40,000	38,194
Total U.S. Treasury Obligations (Cost $654,609)		643,986
Commercial Paper (6.8%)
Cabot Corp.
0.15%, 5/3/21 (b)(n)	8,200	8,200
0.15%, 5/6/21 (b)(n)	14,000	14,000
Canadian Nat RES, 0.15%, 5/10/21 (b)(n)	20,000	19,999
CenterPoint Energy Resources Corp., 0.13%, 5/3/21 (b)(n)	2,500	2,500
Dow Chemical Co., 0.13%, 5/3/21 (n)	5,000	5,000
FMC Corp.
0.46%, 5/3/21 (b)(n)	7,800	7,800
0.46%, 5/5/21 (b)(n)	5,000	5,000
0.46%, 5/14/21 (b)(n)	12,000	11,998
Glencore Funding LLC, 0.17%, 5/11/21 (b)(n)	30,000	29,997
Hannover Funding Co. LLC
0.15%, 5/3/21 (b)(n)	25,000	24,999
0.16%, 5/6/21 (b)(n)	7,500	7,500
Jabil, Inc.
0.60%, 5/4/21 (b)(n)	22,000	21,999
0.60%, 5/5/21 (b)(n)	9,100	9,099
0.61%, 5/10/21 (b)(n)	6,000	5,999
Kentucky Utilities Co.
0.15%, 5/3/21 (b)(n)	9,000	9,000
0.15%, 5/6/21 (b)(n)	1,470	1,470
Lyondellbasell Investment LLC, 0.15%, 5/5/21 (b)(n)	13,670	13,670
Nissan Motor Acceptance, 0.60%, 5/10/21 (b)(n)	10,000	9,998
Ovintiv, Inc., 5/19/21 (b)(n)	20,500	–
Plains Midstream Canada, 0.27%, 5/3/21 (b)(n)	22,900	22,900

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Walgreens Boots Alliance, Inc., 0.18%, 5/7/21 (b)(n)	$25,000	$24,999
Total Commercial Paper (Cost $276,621)		256,127

Collateral for Securities Loaned^ (0.1%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (o)	296,104	296
HSBC U.S. Government Money Market Fund I Shares, 0.03% (o)	5,248,666	5,249
Total Collateral for Securities Loaned (Cost $5,545)		5,545
Total Investments (Cost $3,710,423) — 100.4%		3,774,947
Liabilities in excess of other assets — (0.4)%		(14,235)
NET ASSETS - 100.00%		$3,760,712

At April 30, 2021, the Fund's investments in foreign securities were 8.9% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2021.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $1,719,214 (thousands) and amounted to 45.7% of net assets.
(c)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2021.
(e)	Security is interest only.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, illiquid securities were 0.2% of net assets.
(h)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i)	All or a portion of this security is on loan.
(j)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.
(k)	All of the coupon is paid in kind.
(l)	Amount represents less than 0.05% of net assets.
(m)	Rounds to less than $1 thousand.
(n)	Rate represents the effective yield at April 30, 2021.
(o)	Rate disclosed is the daily yield on April 30, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2021.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	535	6/21/21	$71,153,129	$70,636,718	$(516,411)
2-Year U.S. Treasury Note Futures	55	6/30/21	12,149,545	12,141,680	(7,865)
30-Year U.S. Treasury Bond Futures	385	6/21/21	61,229,489	60,541,250	(688,239)
5-Year U.S. Treasury Note Futures	30	6/30/21	3,743,979	3,718,125	(25,854)
					$(1,238,369)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(1,238,369)
	Total net unrealized appreciation (depreciation)				$(1,238,369)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds (11.4%)
Consumer Staples (1.5%):
Altoona-Blair County Development Corp. (LOC - PNC Financial Services Group), 0.16%, 4/1/35, Callable 5/17/21 @ 100 (a)(b)	$20,000	$20,000
Harvest Time Tabernacle, Inc. (LOC - Federal Home Loan Bank of Dallas), 0.19%, 8/1/37 (b)	3,995	3,995
Labcon North America (LOC - BNP Paribas), 0.20%, 6/1/44 (b)	6,970	6,970
		30,965
Financials (9.9%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank), 0.24%, 11/1/27 (b)	20,755	20,755
Carol Allen Family Liquidity Trust (LOC - Comerica Bank, N.A.), 0.19%, 3/1/48, Callable 6/7/21 @ 100 (b)	25,000	25,000
Chad J Himmel Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.15%, 7/1/48, Callable 6/7/21 @ 100 (b)	5,290	5,290
Columbus Hotel Investment One LLC (LOC - Federal Home Loan Bank of New York), 0.15%, 10/1/48, Callable 6/7/21 @ 100 (b)	6,535	6,535
David S Pearl II Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.24%, 11/1/36, Callable 6/7/21 @ 100 (b)	2,670	2,670
Delos LLC (LOC - Wells Fargo & Co.), 0.17%, 3/1/37 (b)	8,880	8,880
Elsinore Properties LP (LOC - Fifth Third Bank), 0.18%, 2/1/37 (b)	3,930	3,930
Fiore Capital LLC (LOC - Wells Fargo & Co.), 0.17%, 8/1/45 (b)	24,990	24,990
Gillean Family Trust (LOC - Federal Home Loan Bank of Dallas), 0.15%, 12/1/39, Callable 6/7/21 @ 100 (b)	6,140	6,140
Herman & Kittle Capital LLC (LOC - Federal Home Loan Bank of Cincinnati), 0.15%, 2/1/37 (b)	3,505	3,505
Lamar Avenue Trust (LOC - Federal Home Loan Bank of Dallas), 0.15%, 12/1/37, Callable 6/7/21 @ 100 (b)	4,445	4,445
Lavonia O Frick Family Trust (LOC - Federal Home Loan Bank of Atlanta), 0.15%, 8/1/48, Callable 6/7/21 @ 100 (b)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust (LOC - Federal Home Loan Bank of Dallas), 0.15%, 6/1/48, Callable 6/7/21 @ 100 (b)	4,025	4,025
Medilucent MOB I LP (LOC - PNC Financial Services Group), 0.16%, 8/1/30 (b)	5,870	5,870
NLS Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 0.19%, 12/1/39, Callable 6/7/21 @ 100 (b)	11,260	11,260
Opler Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 0.19%, 11/1/39, Callable 6/7/21 @ 100 (b)	9,280	9,280
Pinnacle Properties Development Group LLC (LOC - Federal Home Loan Bank of Cincinnati), 0.15%, 6/15/41 (b)	7,294	7,294
Stivers Realty LC (LOC - Federal Home Loan Bank of Dallas), 0.15%, 7/1/43, Callable 6/7/21 @ 100 (b)	6,470	6,470
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh), 0.28%, 1/1/32 (b)	9,650	9,650
The Debra B Kennedy Irrevocable Trust (LOC - Federal Home Loan Bank of Dallas), 0.15%, 5/1/48, Callable 6/7/21 @ 100 (b)	4,420	4,420
The Dennis Wesley Co., Inc. (LOC - Federal Home Loan Bank of Indianapolis)
0.15%, 6/15/34, Callable 6/7/21 @ 100 (b)	2,075	2,075
0.15%, 11/15/39, Callable 6/7/21 @ 100 (b)	10,125	10,125
The Jacob Rosenstein Irrevocable Life Insurance Trust (LOC - Bank of Oklahoma, N.A.), 0.19%, 8/1/37, Callable 5/25/21 @ 100 (b)	5,800	5,800
The Linda E Krejsek Life Insurance Trust (LOC - Federal Home Loan Bank of Dallas), 0.15%, 9/1/37 (b)	5,490	5,490
		199,899

Total Corporate Bonds (Cost $230,864)		230,864

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (1.7%)
Materials (1.7%):
SSAB AB (LOC - Credit Agricole Corp. Inv. Bank), 0.15%, 5/1/34, Callable 6/7/21 @ 100 (b)	$15,000	$15,000
SSAB AB (LOC - Swedbank AB), 0.15%, 4/1/34 (b)	20,000	20,000
		35,000

Total Yankee Dollars (Cost $35,000)		35,000

Municipal Bonds (16.9%)
Arizona (1.3%):
Yavapai County IDA Revenue (LOC - Bank of Nova Scotia), 0.25%, 9/1/35, Continuously Callable @100 (b)	26,625	26,625

Arkansas (1.4%):
County of Union AR Revenue (LOC - Bank of America Corp.), Series R, 0.17%, 10/1/27, Callable 6/1/21 @ 100 (b)	29,000	29,000

Connecticut (0.3%):
Connecticut State Development Authority Revenue (LOC - Toronto-Dominion Bank), 0.26%, 12/1/28, Continuously Callable @100 (b)	4,160	4,160

Georgia (1.5%):
Development Authority of Apllying County Revenue, 0.10%, 9/1/41, Continuously Callable @100 (b)	15,900	15,900
The Burke County Development Authority Revenue, Series 1, 0.08%, 7/1/49, Continuously Callable @100 (b)	15,000	15,000
		30,900
Illinois (0.1%):
Illinois Finance Authority Revenue (LOC - Federal Home Loan Bank of Chicago), 0.20%, 7/1/40, Continuously Callable @100 (b)	2,740	2,740

Indiana (0.7%):
City of Knox Revenue (LOC - SunTrust Bank), 0.17%, 2/1/46, Continuously Callable @100 (b)	11,300	11,300
City of Marion Revenue (LOC - Key Bank, N.A.), Series A, 0.22%, 2/1/35, Continuously Callable @100 (b)	2,550	2,550
		13,850
Louisiana (4.8%):
Parish of St. Charles Revenue (LOC - Federal Home Loan Bank of Atlanta), 0.14%, 9/1/24, Continuously Callable @100 (b)	2,475	2,475
Parish of St. James Revenue, Series B-1, 0.14%, 11/1/40, Continuously Callable @100 (b)	95,970	95,970
		98,445
New York (4.9%):
Broadalbin-Perth Central School District, GO, 1.25%, 6/24/21	13,000	13,013
Hannibal Central School District, GO, 1.25%, 6/30/21	27,000	27,031
Minisink Valley Central School District, GO, 1.25%, 6/25/21	17,939	17,951
Saratoga County IDA Revenue (LOC - JPMorgan Chase & Co.), 0.14%, 11/1/21, Continuously Callable @100 (b)	7,245	7,245
Schuylerville Central School District, GO, 1.50%, 6/25/21	18,730	18,744
Stillwater Central School District, GO, 1.50%, 6/25/21	12,183	12,193
		96,177
Oklahoma (1.6%):
Muskogee Industrial Trust Revenue, Series A, 0.25%, 1/1/25, Callable 6/2/21 @ 100 (b)	32,400	32,400

Pennsylvania (0.3%):
Allegheny County IDA Revenue (LOC - PNC Financial Services Group), 0.20%, 11/1/27, Callable 6/1/21 @ 100 (b)	4,736	4,736

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Revenue (LOC - PNC Financial Services Group), 0.16%, 4/1/35 (b)	$2,895	$2,895
		7,631
Total Municipal Bonds (Cost $341,928)		341,928

Commercial Paper (69.7%)
Ameren Illinois Co., 0.08%, 5/3/21 (c)	40,000	40,000
American Honda Finance
0.19%, 5/26/21 (c)	20,000	19,997
0.24%, 6/3/21 (c)	20,000	19,995
0.23%, 6/16/21 (c)	20,000	19,994
Amphenol Corp.
0.05%, 5/3/21 (a)(c)	50,000	50,000
0.16%, 5/27/21 (a)(c)	20,000	19,998
AT&T, Inc.
0.24%, 6/1/21 (a)(c)	20,000	19,996
0.23%, 6/17/21 (a)(c)	20,000	19,994
0.25%, 9/21/21 (a)(c)	20,000	19,980
Barclays Bank PLC
0.20%, 7/27/21 (a)(c)	20,000	19,990
0.23%, 11/1/21 (a)(c)	19,000	18,978
Barton Capital SA
0.24%, 7/6/21 (a)(c)	25,000	24,989
0.15%, 7/20/21 (a)(c)	20,000	19,993
0.18%, 8/24/21 (a)(c)	19,700	19,689
BASF SE
0.16%, 6/1/21 (a)(c)	20,000	19,997
0.17%, 6/10/21 (a)(c)	20,000	19,996
CenterPoint Energy Resources Corp., 0.13%, 5/3/21 (a)(c)	85,000	84,999
Corporate Asset Funding Co. LLC, 0.16%, 10/6/21 (a)(c)	20,000	19,986
Crown Point Capital Co. LLC
0.23%, 8/2/21 (a)(c)	20,000	19,988
0.20%, 9/22/21 (a)(c)	20,000	19,984
0.26%, 10/1/21 (a)(c)	20,000	19,978
0.37%, 1/3/22 (a)	20,000	20,000
Dairy Farmers of America, Inc., 0.10%, 5/3/21 (a)(c)	95,000	94,998
DuPont Ei de Nemours Co., 0.20%, 5/17/21 (a)(c)	30,000	29,997
Enbridge Gas Distribution, Inc., 0.17%, 5/28/21 (a)(c)	20,000	19,997
Exxon Mobil Corp., 0.18%, 5/24/21 (c)	15,000	14,998
Glencore Funding LLC
0.24%, 5/10/21 (a)(c)	25,000	24,998
0.23%, 5/12/21 (a)(c)	11,000	10,999
Great Bridge Capital Co. LLC
0.23%, 8/3/21 (a)(c)	25,000	24,985
0.21%, 9/8/21 (a)(c)	20,000	19,985
0.23%, 9/13/21 (a)(c)	16,000	15,986
Hannover Funding Co. LLC, 0.17%, 5/26/21 (a)(c)	19,000	18,998
Harley-Davidson, Inc.
0.26%, 5/5/21 (a)(c)	15,000	14,999
0.25%, 5/10/21 (a)(c)	15,000	14,999
0.31%, 6/3/21 (a)(c)	15,000	14,996
Hyundai Capital America, Inc., 0.17%, 5/26/21 (a)(c)	20,000	19,998
Landesbank Baden-Wuerttemberg
0.19%, 5/24/21 (c)	20,000	19,997
0.18%, 6/1/21 (c)	20,000	19,997
0.21%, 8/26/21 (c)	17,450	17,438
LMA Americas LLC
0.25%, 6/8/21 (a)(c)	20,000	19,995
0.17%, 8/9/21 (a)(c)	20,000	19,991
0.18%, 11/18/21 (a)(c)	20,000	19,980

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lyondellbasell Investment LLC
0.17%, 5/6/21 (a)(c)	$20,000	$19,999
0.17%, 5/12/21 (a)(c)	20,000	19,999
0.19%, 5/18/21 (a)(c)	20,000	19,998
Manhattan Asset Funding Co., 0.20%, 11/30/21 (a)(c)	20,000	19,976
National Rural Utilities Cooperative Finance Corp., 0.14%, 5/27/21 (c)	20,000	19,998
Natixis
0.20%, 12/2/21 (c)	20,000	19,976
0.20%, 1/3/22 (c)	20,000	19,973
Old Line Funding LLC, 0.24%, 6/7/21 (a)(c)	15,000	14,996
Ridgefield Funding Co. LLC
0.24%, 5/14/21 (a)(c)	20,000	19,998
0.20%, 10/5/21 (a)(c)	10,000	9,991
0.20%, 10/29/21 (a)(c)	20,000	19,980
Sheffield Receivables
0.13%, 5/6/21 (a)(c)	15,000	15,000
0.14%, 5/14/21 (a)(c)	25,000	24,999
0.15%, 7/6/21 (a)(c)	20,000	19,995
Societe Generale SA
0.16%, 5/4/21 (a)(c)	20,000	20,000
0.29%, 6/9/21 (a)(c)	25,000	24,992
Sumitomo Mitsui Banking Corp.
0.15%, 6/11/21 (a)(c)	25,000	24,995
0.16%, 7/20/21 (a)(c)	18,000	17,994
Victory Receivables Corp.
0.14%, 5/4/21 (a)(c)	20,000	20,000
0.15%, 7/27/21 (a)(c)	20,000	19,993
Total Commercial Paper (Cost $1,409,704)		1,409,704

Total Investments (Cost $2,017,496) — 99.7%		2,017,496
Other assets in excess of liabilities — 0.3%		6,219
NET ASSETS - 100.00%		$2,023,715

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $1,197,341 (thousands) and amounted to 59.2% of net assets.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Rate represents the effective yield at April 30, 2021.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Australia (0.2%):

Health Care (0.2%):
Opthea Ltd., ADR (a)(b)	335,838	$3,100

Belgium (0.1%):

Health Care (0.1%):
Celyad SA, ADR (a)(c)	155,456	983
UCB SA	2,778	257
		1,240
Brazil (0.4%):

Consumer Discretionary (0.3%):
Arco Platform Ltd. Class A (a)	198,918	5,104

Health Care (0.0%):(d)
Hypera SA	35,800	229
Notre Dame Intermedica Participacoes SA	12,900	193
		422
Information Technology (0.1%):
StoneCo Ltd. Class A (a)	36,934	2,387
		7,913
Canada (0.6%):

Health Care (0.3%):
Fusion Pharmaceuticals, Inc. (a)	491,306	4,225
Zymeworks, Inc. (a)	83,942	2,730
		6,955
Information Technology (0.3%):
Shopify, Inc. Class A (a)	4,741	5,606
		12,561
Cayman Islands (0.0%):(d)

Health Care (0.0%):
Theravance BioPharma, Inc. (a)	4,332	86

China (0.5%):

Communication Services (0.1%):
Tencent Holdings Ltd.	25,060	1,999

Consumer Discretionary (0.2%):
Alibaba Group Holding Ltd. (a)	128,808	3,724

Health Care (0.2%):
Connect BioPharma Holdings Ltd., ADR (a)	12,975	211
Everest Medicines Ltd. (a)(e)	18,126	160
Gracell Biotechnologies, Inc., ADR (a)(c)	151,741	1,848
InnoCare Pharma Ltd. (a)(e)	83,000	262
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	28,000	63
Venus MedTech Hangzhou, Inc. Class H (a)(e)	2,500	22
Wuxi AppTec Co. Ltd. Class H (e)	9,564	225
Wuxi Biologics Cayman, Inc. (a)(e)	20,500	288
Zai Lab Ltd., ADR (a)	4,367	726
		3,805
		9,528
Denmark (0.0%):(d)

Health Care (0.0%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ascendis Pharma A/S, ADR (a)	678	$98
Genmab A/S (a)	470	173
Zealand Pharma A/S, ADR (a)(c)	1,527	50
		321
Germany (0.2%):

Consumer Discretionary (0.1%):
Auto1 Group Se (a)(e)	41,025	2,318

Health Care (0.1%):
Centogene NV (a)	223,503	2,429
		4,747
Hong Kong (0.2%):

Health Care (0.0%):(d)
Hutchison China Meditech Ltd., ADR (a)	2,367	67

Information Technology (0.2%):
ASM Pacific Technology Ltd.	310,800	4,694
		4,761
Ireland (0.0%):(d)

Health Care (0.0%):
Alkermes PLC (a)	16,311	359

Israel (2.1%):

Health Care (0.0%):(d)
Gamida Cell Ltd. (a)	14,516	107
UroGen Pharma Ltd. (a)(c)	5,270	103
		210
Information Technology (2.1%):
Wix.com Ltd. (a)	137,884	43,830
		44,040
Japan (0.6%):

Health Care (0.3%):
Astellas Pharma, Inc.	21,800	328
Daiichi Sankyo Co. Ltd.	17,950	458
Eisai Co. Ltd.	4,915	321
Hoya Corp.	28,800	3,274
Kyowa Kirin Co. Ltd.	3,500	107
Nippon Shinyaku Co. Ltd.	1,600	108
Ono Pharmaceutical Co. Ltd.	8,130	205
		4,801

Information Technology (0.3%):
Sansan, Inc. (a)	26,400	2,170
Taiyo Yuden Co. Ltd.	99,600	4,572
		6,742

		11,543
Korea, Republic Of (0.4%):

Information Technology (0.4%):
Koh Young Technology, Inc.	153,630	3,828
SK Hynix, Inc.	38,182	4,356
		8,184
Netherlands (1.5%):

Health Care (0.1%):
Argenx SE, ADR (a)	321	92

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Merus NV (a)	117,685	$2,465
		2,557
Information Technology (1.4%):
ASML Holding NV	7,751	5,031
BE Semiconductor Industries NV	110,267	8,904
STMicroelectronics NV, NYS (c)	414,474	15,456
		29,391
		31,948
Singapore (0.2%):

Information Technology (0.2%):
Flex Ltd. (a)	243,075	4,230

Spain (0.0%):(d)

Health Care (0.0%):
Laboratorios Farmaceuticos Rovi SA	1,724	100

Switzerland (0.0%):(d)

Health Care (0.0%):
Novartis AG Registered Shares	2,486	212
Tecan Group AG Class R	407	199
		411
Taiwan (0.4%):

Information Technology (0.4%):
Globalwafers Co. Ltd.	197,800	6,065
Hon Hai Precision Industry Co. Ltd.	623,000	2,562
		8,627
United Kingdom (1.4%):

Consumer Discretionary (0.6%):
Farfetch Ltd. Class A (a)	151,626	7,428
Trainline PLC (a)(e)	710,181	4,473
		11,901
Health Care (0.8%):
AstraZeneca PLC, ADR (c)	19,998	1,061
Bicycle Therapeutics PLC, ADR (a)(c)	241,432	7,484
Compass Pathways PLC, ADR (a)(c)	170,741	6,196
ConvaTec Group PLC (e)	70,267	212
Freeline Therapeutics Holdings PLC, ADR (a)	8,911	98
Genus PLC	3,276	230
Hikma Pharmaceuticals PLC	2,394	81
Myovant Sciences Ltd. (a)(c)	5,128	107
Quotient Ltd. (a)(c)	322,910	1,266
Smith & Nephew PLC	13,177	285
		17,020
		28,921
United States (90.1%):

Communication Services (9.1%):
Alphabet, Inc. Class A (a)	18,531	43,613
Electronic Arts, Inc.	33,827	4,806
Facebook, Inc. Class A (a)	145,119	47,175
IAC/InterActiveCorp. (a)	56,427	14,303
Match Group, Inc. (a)	171,841	26,744
Snap, Inc. Class A (a)	97,396	6,021
Take-Two Interactive Software, Inc. (a)	79,435	13,931

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Twitter, Inc. (a)	430,094	$23,750
Yelp, Inc. (a)	175,071	6,880
		187,223
Consumer Discretionary (6.7%):
Amazon.com, Inc. (a)	21,026	72,906
Booking Holdings, Inc. (a)	8,172	20,153
Chegg, Inc. (a)	150,110	13,559
Etsy, Inc. (a)	17,148	3,409
Roku, Inc. (a)	39,724	13,624
Shutterstock, Inc.	26,425	2,304
Sonos, Inc. (a)	323,805	12,962
		138,917
Financials (0.5%):
MedTech Acquisition Corp. (a)	9,287	93
Omega Alpha SPAC Class A (a)	348,230	3,458
Orion Acquisition Corp. (a)	2,830	28
Oscar Health, Inc. Class A (a)(c)	6,130	140
Panacea Acquisition Corp. (a)	717,650	7,205
		10,924
Health Care (22.2%):
10X Genomics, Inc. Class A (a)	68,762	13,601
89bio, Inc. (a)	4,504	118
Abbott Laboratories	10,763	1,292
AdaptHealth Corp. (a)	5,181	151
Agilon Health, Inc. (a)	1,400	44
Akero Therapeutics, Inc. (a)(c)	3,582	110
Akouos, Inc. (a)	99,164	1,410
Albireo Pharma, Inc. (a)	71,135	2,283
Allogene Therapeutics, Inc. (a)	116,180	3,592
Alnylam Pharmaceuticals, Inc. (a)	2,239	315
Angion Biomedica Corp. (a)	192,089	2,714
Apellis Pharmaceuticals, Inc. (a)	242,608	12,293
Arcus Biosciences, Inc. (a)	216,440	7,305
Arena Pharmaceuticals, Inc. (a)	4,950	340
Aveanna Healthcare Holdings, Inc. (a)	10,600	124
Avidity Biosciences, Inc. (a)	198,209	4,646
Avrobio, Inc. (a)	271,496	3,171
Baxter International, Inc.	7,041	603
Beam Therapeutics, Inc. (a)(c)	97,631	8,006
Becton, Dickinson & Co.	3,803	946
Berkeley Lights, Inc. (a)	146,455	7,192
Better Therapeutics, Inc. PIPE (a)(b)(f)	924,000	8,445
Biogen, Inc. (a)	1,658	443
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,281	171
BioLife Solutions, Inc. (a)	168,013	5,864
Bio-Techne Corp.	520	222
Black Diamond Therapeutics, Inc. (a)	1,057	28
bluebird bio, Inc. (a)	279,558	8,387
Blueprint Medicines Corp. (a)	31,267	3,012
Boston Scientific Corp. (a)	31,699	1,382
Bristol-Myers Squibb Co.	21,331	1,332
Butterfly Network, Inc. (a)(c)	808,751	11,711
Centene Corp. (a)	5,741	355
Codiak Biosciences, Inc. (a)(c)	431,700	8,548
Coherus Biosciences, Inc. (a)	5,975	88
Constellation Pharmaceuticals, Inc. (a)	270,896	5,857
Crinetics Pharmaceuticals, Inc. (a)	180,327	3,122
CryoPort, Inc. (a)(c)	223,790	12,660
Cullinan Oncology, Inc. (a)	82,538	2,679
CytomX Therapeutics, Inc. (a)	517,014	4,839

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Danaher Corp.	5,702	$1,448
DermTech, Inc. (a)(c)	342,889	14,419
Dyne Therapeutics, Inc. (a)	7,581	149
Editas Medicine, Inc. (a)(c)	78,545	2,907
Edwards Lifesciences Corp. (a)	11,444	1,093
Elanco Animal Health, Inc. (a)	4,768	151
Eli Lilly & Co.	11,133	2,035
Encompass Health Corp.	5,151	437
Equillium, Inc. (a)(c)	829,677	5,376
Exact Sciences Corp. (a)	59,959	7,904
Exagen, Inc. (a)	226,533	3,819
Fate Therapeutics, Inc. (a)	242,682	21,208
Generation Bio Co. (a)	209,248	7,629
Halozyme Therapeutics, Inc. (a)	105,391	5,264
HCA Healthcare, Inc.	4,351	875
Hologic, Inc. (a)	5,390	353
Humana, Inc.	1,463	651
iCAD, Inc. (a)	47,611	859
IGM Biosciences, Inc. (a)(c)	53,385	3,775
Ikena Oncology, Inc. (a)(c)	232,820	5,697
Illumina, Inc. (a)	2,156	847
ImmunoGen, Inc. (a)	32,301	260
Impel Neuropharma, Inc. (a)(c)	310,714	4,723
Inari Medical, Inc. (a)	1,104	126
Inhibrx, Inc. (a)(c)	164,995	3,519
Innovage Holding Corp. (a)	2,164	55
Insulet Corp. (a)	1,151	340
Integra LifeSciences Holdings Corp. (a)	2,916	216
Intuitive Surgical, Inc. (a)	859	743
Invitae Corp. (a)(c)	105,638	3,687
Iovance Biotherapeutics, Inc. (a)	261,575	8,224
Ironwood Pharmaceuticals, Inc. (a)	20,345	225
Jounce Therapeutics, Inc. (a)	312,324	2,945
Kezar Life Sciences, Inc. (a)	941,638	5,490
Kinnate Biopharma, Inc. (a)(c)	243,076	6,519
Kodiak Sciences, Inc. (a)	2,852	345
Kura Oncology, Inc. (a)	280,636	7,558
Kymera Therapeutics, Inc. (a)	2,329	106
Laboratory Corp. of America Holdings (a)	1,788	475
LHC Group, Inc. (a)	1,120	233
MacroGenics, Inc. (a)	194,836	6,305
Madrigal Pharmaceuticals, Inc. (a)(c)	2,215	302
Marinus Pharmaceuticals, Inc. (a)(c)	199,805	2,939
Marker Therapeutics, Inc. (a)(c)	2,402,014	6,149
Masimo Corp. (a)	451	105
Matinas BioPharma Holdings, Inc. (a)(c)	1,832,063	1,612
Mirati Therapeutics, Inc. (a)	1,200	200
Molina Healthcare, Inc. (a)	995	254
NanoString Technologies, Inc. (a)	3,204	255
NeoGenomics, Inc. (a)	171,949	8,424
Novavax, Inc. (a)	1,246	295
Nurix Therapeutics, Inc. (a)	7,855	274
NuVasive, Inc. (a)	2,947	211
Nuvation Bio, Inc. (a)(c)	499,350	5,588
ORIC Pharmaceuticals, Inc. (a)	311,390	7,514
Owens & Minor, Inc.	5,741	207
Oyster Point Pharma, Inc. (a)(c)	5,347	110
Passage Bio, Inc. (a)	154,537	2,899
Pfizer, Inc.	55,831	2,158
PhaseBio Pharmaceuticals, Inc. (a)	45,341	137
PMV Pharmaceuticals, Inc. (a)(c)	139,356	4,701

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PPD, Inc. (a)	11,294	$522
Quanterix Corp. (a)	244,422	14,944
Quidel Corp. (a)	1,531	160
Radius Health, Inc. (a)	3,199	71
Rain Therapeutics, Inc. (a)(b)(c)	500,110	8,187
Regulus Therapeutics, Inc. (a)(c)	6,270,099	8,715
Replimune Group, Inc. (a)	147,695	5,404
Revance Therapeutics, Inc. (a)	6,369	186
REVOLUTION Medicines, Inc. (a)	150,026	4,979
Rubius Therapeutics, Inc. (a)(c)	245,952	6,154
Sage Therapeutics, Inc. (a)	56,109	4,419
Scholar Rock Holding Corp. (a)	111,357	3,602
Seagen, Inc. (a)	2,937	422
Shattuck Labs, Inc. (a)	123,955	4,671
Sigilon Therapeutics, Inc. (a)	148,951	2,070
Silverback Therapeutics, Inc. (a)(c)	70,762	2,268
SpringWorks Therapeutics, Inc. (a)	177,815	12,778
Stoke Therapeutics, Inc. (a)	72,390	2,338
Surface Oncology, Inc. (a)(c)	836,874	6,118
Sutro Biopharma, Inc. (a)	222,747	4,569
Syndax Pharmaceuticals, Inc. (a)	11,544	184
Syneos Health, Inc. (a)	7,787	661
TCR2 Therapeutics, Inc. (a)	278,488	6,325
Teleflex, Inc.	1,486	628
Therapeutics Acquisition Corp. Class A (a)	1,935	19
Thermo Fisher Scientific, Inc.	3,489	1,641
Twist Bioscience Corp. (a)	47,699	6,401
UnitedHealth Group, Inc.	9,111	3,634
Veeva Systems, Inc. Class A (a)	37,196	10,506
Vertex Pharmaceuticals, Inc. (a)	1,936	422
Viatris, Inc. (a)	20,395	271
VistaGen Therapeutics, Inc. (a)	971,637	2,458
		458,452
Information Technology (51.4%):
908 Devices, Inc. (a)(c)	50,644	2,684
Adobe, Inc. (a)	19,851	10,091
Advanced Micro Devices, Inc. (a)	188,162	15,358
Ambarella, Inc. (a)	147,689	14,398
Applied Materials, Inc.	142,899	18,964
Arista Networks, Inc. (a)	14,430	4,548
Avalara, Inc. (a)	29,951	4,244
Avaya Holdings Corp. (a)	614,461	17,678
Ceridian HCM Holding, Inc. (a)	36,408	3,440
Cognizant Technology Solutions Corp. Class A	61,950	4,981
Cohu, Inc. (a)	564,181	22,573
Corning, Inc.	156,577	6,922
Coupa Software, Inc. (a)	92,307	24,834
DocuSign, Inc. (a)	112,431	25,065
Dolby Laboratories, Inc. Class A	176,974	17,958
Domo, Inc. Class B (a)	222,708	14,318
Dropbox, Inc. Class A (a)	544,683	13,998
F5 Networks, Inc. (a)	19,586	3,658
Fair Isaac Corp. (a)	28,604	14,914
FleetCor Technologies, Inc. (a)	26,690	7,679
Genpact Ltd.	186,748	8,876
Global Payments, Inc.	146,384	31,418
GoDaddy, Inc. Class A (a)	209,128	18,156
Guidewire Software, Inc. (a)	59,238	6,250
Ichor Holdings Ltd. (a)	336,409	18,762
Keysight Technologies, Inc. (a)	89,570	12,929

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
KLA Corp.	43,159	$13,610
Lam Research Corp.	61,816	38,354
Lattice Semiconductor Corp. (a)	706,579	35,548
Lumentum Holdings, Inc. (a)	72,748	6,187
MACOM Technology Solutions Holdings, Inc. (a)	599,154	33,918
Marvell Technology, Inc.	703,716	31,815
Micron Technology, Inc. (a)	110,530	9,513
Microsoft Corp. (g)	435,415	109,803
MKS Instruments, Inc.	134,956	24,172
Monolithic Power Systems, Inc.	36,365	13,142
NVIDIA Corp.	36,825	22,109
Paycom Software, Inc. (a)	48,979	18,828
PayPal Holdings, Inc. (a)	66,330	17,398
Rapid7, Inc. (a)	37,172	3,020
RingCentral, Inc. Class A (a)	226,318	72,184
salesforce.com, Inc. (a)	80,583	18,560
ServiceNow, Inc. (a)(g)	57,175	28,952
SiTime Corp. (a)	117,208	10,848
Skyworks Solutions, Inc.	28,859	5,233
Snowflake, Inc. Class A (a)	7,840	1,816
Square, Inc. Class A (a)	23,564	5,769
Teradyne, Inc.	41,581	5,201
Texas Instruments, Inc.	25,147	4,539
Twilio, Inc. Class A (a)	157,935	58,089
Uipath, Inc. Class A (a)(c)	2,200	158
Varonis Systems, Inc. (a)	509,910	27,000
Viavi Solutions, Inc. (a)	795,208	13,010
Visa, Inc. Class A	173,658	40,560
Western Digital Corp. (a)	226,680	16,010
WEX, Inc. (a)	27,384	5,619
Workday, Inc. Class A (a)	48,684	12,025
Zendesk, Inc. (a)	94,128	13,757
		1,061,443

Materials (0.2%):
Kronos Bio, Inc. (a)(c)	175,802	4,759

		1,861,718
Total Common Stocks (Cost $1,151,258)		2,044,338

Rights (0.0%)(d)
United States (0.0%):

Health Care (0.0%):
Contra Clementia Pharmaceuticals (a)(b)(h)	14,251	—

Total Rights (Cost $19)		–

Warrants (0.2%)
United States (0.2%):

Health Care (0.2%):
Nuvation Bio, Inc.	172,941	527
Regulus Therapeutics, Inc. PIPE (a)(b)	4,702,574	3,010

Total Warrants (Cost $588)		3,537

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Collateral for Securities Loaned^ (4.7%)
United States (4.7%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (i)	33,667,135	$33,667
HSBC U.S. Government Money Market Fund I Shares, 0.03% (i)	64,213,847	64,214
Total Collateral for Securities Loaned (Cost $97,881)		97,881

Total Investments (Cost $1,249,746) — 103.8%		2,145,756
Liabilities in excess of other assets — (3.8)%		(79,344)
NET ASSETS - 100.00%		$2,066,412

At April 30, 2021, the Fund's investments in foreign securities were 8.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, illiquid securities were 1.1% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $7,960 (thousands) and amounted to 0.4% of net assets.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	Security was fair valued based using significant unobservable inputs as of April 30, 2021.
(i)	Rate disclosed is the daily yield on April 30, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (25.6%)
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 4/13/23 @ 100 (a)	$3,000	$3,048
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 12/12/22 @ 100 (a)	700	721
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 9/12/22 @ 100 (a)	3,000	3,106
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/24, Callable 3/12/22 @ 100 (a)	2,000	2,029
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 8/18/22 @ 100	575	577
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 3/18/22 @ 100	5,000	5,057
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 3/18/22 @ 100	1,921	1,971
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 9/15/22 @ 100 (a)	2,250	2,293
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 7/15/22 @ 100 (a)	5,000	5,151
ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.84%, 10/15/26, Callable 10/15/21 @ 100 (a)	5,067	5,103
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 9/15/22 @ 100 (a)	1,470	1,508
ARL Second LLC, Series 2014-1A, Class A1, 2.92%, 6/15/44, Callable 6/15/24 @ 100 (a)	353	360
Ascentium Equipment Receivables Trust, Series 2017-1A, Class B, 2.85%, 10/10/21, Callable 7/10/21 @ 100 (a)	3,492	3,499
Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25, Callable 11/10/21 @ 100 (a)	608	616
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/24, Callable 7/10/21 @ 100 (a)	767	770
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100 (a)	5,000	5,216
Avis Budget Rental Car Funding AESOP LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	4,153
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	5,000	5,043
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23, Callable 4/20/22 @ 100 (a)	2,200	2,241
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23, Callable 4/20/22 @ 100 (a)	4,967	5,066
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22, Callable 7/20/21 @ 100 (a)	942	945
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100 (a)	3,300	3,542
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 12/15/21 @ 100 (a)	5,455	5,521
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 2/15/22 @ 100 (a)	5,000	5,119
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 11/15/22 @ 100 (a)	3,300	3,443
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 11/15/22 @ 100 (a)	1,400	1,459
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 12/15/21 @ 100 (a)	5,000	5,098
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 11/15/22 @ 100 (a)	7,500	7,768
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 5/20/23 @ 100 (a)	3,744	3,793

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BCC Funding XIV Corp., Series 18-1A, Class E, 6.00%, 4/21/25, Callable 10/20/21 @ 100 (a)	$1,000	$1,002
BCC Funding XIV LLC, Series 18-1A, Class C, 3.62%, 8/21/23, Callable 10/20/21 @ 100 (a)	1,000	1,010
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,875	1,882
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	2,667	2,685
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	1,800	1,805
California Republic Auto Receivables Trust, Series 2018-1, Class B, 3.56%, 3/15/23, Callable 6/15/22 @ 100	3,057	3,079
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 6/15/22 @ 100	3,531	3,693
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A4, 3.44%, 8/21/23, Callable 1/19/22 @ 100 (a)	5,135	5,258
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 1/19/22 @ 100 (a)	2,715	2,781
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 3/19/23 @ 100 (a)	2,405	2,479
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 3/19/23 @ 100 (a)	2,000	2,047
Canadian Pacer Auto Receivables Trust, Series 2018-1, Class B, 3.47%, 2/19/23, Callable 6/19/21 @ 100 (a)	5,000	5,019
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 1/19/22 @ 100 (a)	5,375	5,520
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 6/19/21 @ 100 (a)	10,000	10,041
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 3/15/22 @ 100	800	827
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 4/15/23 @ 100	5,163	5,359
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 5/15/23 @ 100	2,348	2,611
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 1/15/22 @ 100	500	511
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 5/15/23 @ 100	3,188	3,304
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 11/15/22 @ 100	1,923	2,017
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 5/15/23 @ 100	3,270	3,382
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/23 @ 100	1,806	1,902
CarNow Auto Receivables Trust, Series 21-1A, Class B, 1.38%, 2/17/26, Callable 1/15/24 @ 100 (a)	1,094	1,094
CarNow Auto Receivables Trust, Series 21-1A, Class A, 0.97%, 10/15/24, Callable 1/15/24 @ 100 (a)	2,800	2,801
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	4,011	4,185
Carvana Auto Receivables Trust, Series 21-N1, Class C, 1.30%, 1/10/28, Callable 11/10/25 @ 100	2,000	2,007
Carvana Auto Receivables Trust, Series 21-N1, Class B, 1.09%, 1/10/28, Callable 11/10/25 @ 100	3,000	3,003
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 11/10/25 @ 100	3,000	3,004
Carvana Auto Receivables Trust, Series 21-N1, Class D, 1.50%, 1/10/28, Callable 11/10/25 @ 100	2,750	2,767
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 11/14/22 @ 100 (a)	3,776	3,895

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 1/14/23 @ 100 (a)	$3,500	$3,594
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	3,000	3,001
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 7/25/23 @ 100 (a)	2,127	2,140
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 7/25/23 @ 100 (a)	870	876
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 7/25/23 @ 100 (a)	5,460	5,475
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33 (a)	2,984	2,976
Chesapeake Funding II LLC, Series 19-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	10,286	10,388
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30, Callable 7/15/21 @ 100 (a)	738	741
Chesapeake Funding LLC, Series 2018-2A, Class A1, 3.23%, 8/15/30, Callable 11/15/21 @ 100 (a)	1,721	1,745
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (a)	6,000	6,090
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 6/15/21 @ 100	1,200	1,203
College Loan Corp. Trust, Series 2005-2, Class B, 0.67% (LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100 (b)	1,198	1,129
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, Callable 6/15/22 @ 100 (a)(c)	1,073	1,074
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/23 @ 100 (a)	3,636	3,650
CPS Auto Receivables Trust, Series 18-D, Class E, 5.82%, 6/16/25, Callable 9/15/22 @ 100 (a)	5,000	5,341
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	2,319	2,325
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 4/15/24 @ 100 (a)	4,000	4,156
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	2,059	2,119
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29 (a)	7,330	7,642
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30 (a)	2,000	2,006
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	302	303
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (a)	2,250	2,297
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 9/20/24 @ 100 (a)	1,350	1,350
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 9/20/24 @ 100 (a)	1,205	1,205
Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22, Callable 10/22/22 @ 100 (a)	1,307	1,320
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 4/22/23 @ 100 (a)	2,125	2,167
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 4/22/23 @ 100 (a)	4,000	4,018
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	775	802
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100 (a)	2,700	2,735
Dell Equipment Finance Trust, Series 2019-1, Class D, 3.45%, 3/24/25, Callable 12/22/21 @ 100 (a)	3,000	3,045

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 4/22/23 @ 100 (a)	$1,000	$1,003
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 4/22/23 @ 100 (a)	3,000	3,014
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	2,813	2,873
Diamond Resorts Owner Trust, Series 21-1A, Class A, 1.51%, 11/21/33, Callable 12/20/27 @ 100 (a)	3,250	3,257
Diamond Resorts Owner Trust, Series 21-1A, Class B, 2.05%, 11/21/33, Callable 12/20/27 @ 100 (a)	1,875	1,881
Donlen Fleet Lease Funding LLC, Series 2, Class B, 0.98%, 12/11/34 (a)	4,423	—
Donlen Fleet Lease Funding LLC, Series 2, Class C, 1.20%, 12/11/34 (a)	5,000	—
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 6/15/22 @ 100	524	526
Drive Auto Receivables Trust, Series 21-1, Class C, 1.02%, 6/15/27, Callable 11/15/24 @ 100	3,542	3,542
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 3/15/22 @ 100	3,009	3,053
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 6/15/22 @ 100	2,000	2,056
Drive Auto Receivables Trust, Series 21-1, Class B, 0.65%, 7/15/25, Callable 11/15/24 @ 100	3,750	3,748
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 5/15/22 @ 100	2,705	2,772
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 5/15/22 @ 100	3,874	3,956
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 5/15/22 @ 100 (a)	2,777	2,820
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 7/15/23 @ 100 (a)	5,000	5,110
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24 (a)	1,000	1,041
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	2,050	2,114
Enterprise Fleet Financing LLC, Series 2017-3, Class A3, 2.36%, 5/20/23 (a)	1,165	1,169
Enterprise Fleet Financing LLC, Series 21-1, Class A2, 0.44%, 12/21/26 (a)	3,000	2,995
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	3,562	3,641
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 9/15/22 @ 100 (a)	2,500	2,578
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 1/15/23 @ 100 (a)	3,490	3,545
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 3/15/23 @ 100 (a)	4,545	4,647
Exeter Automobile Receivables Trust, Series 2018-4, Class C, 3.97%, 9/15/23, Callable 9/15/22 @ 100 (a)	1,723	1,735
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 7/15/23 @ 100	2,361	2,383
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 3/15/23 @ 100 (a)	2,566	2,586
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 1/15/23 @ 100 (a)	6,496	6,582
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 1/15/23 @ 100 (a)	4,000	4,063
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 9/15/22 @ 100 (a)	5,000	5,120

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 12/15/21 @ 100 (a)	$5,695	$5,791
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 11/15/22 @ 100 (a)	3,640	3,702
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 5/15/21 @ 100 (a)(d)	1,876	1,878
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 6/15/22 @ 100 (a)	3,900	4,100
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 11/15/22 @ 100 (a)	7,403	7,588
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 9/15/25 @ 100 (a)	3,100	3,082
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 9/15/25 @ 100 (a)	2,700	2,674
Flagship Credit Auto Trust, Series 2017-3, Class E, 5.26%, 10/15/24, Callable 5/15/22 @ 100 (a)	5,150	5,360
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 4/15/24 @ 100 (a)	3,750	3,761
Flagship Credit Auto Trust, Series 2017-1, Class D, 4.23%, 5/15/23, Callable 11/15/21 @ 100 (a)	4,917	4,979
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 4/15/23 @ 100 (a)	5,000	5,508
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 5/15/23 @ 100 (a)	3,000	3,133
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 6/15/23 @ 100	1,250	1,248
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 7/15/22 @ 100	5,000	5,083
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,223
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,227
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,770
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a)	2,571	2,572
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	2,344	2,337
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (a)	1,325	1,321
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.38%, 8/15/24, Callable 6/15/23 @ 100 (a)	3,000	3,030
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 10/15/24 @ 100 (a)	1,781	1,789
GLS Auto Receivables Issuer Trust, Series 21-1A, Class B, 0.82%, 4/15/25, Callable 11/15/25 @ 100 (a)	2,500	2,503
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 4/15/23 @ 100 (a)	1,250	1,356
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,796
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 7/20/22 @ 100	3,261	3,313
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	2,000	2,006
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 2/20/23 @ 100	1,625	1,678
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 8/16/22 @ 100	2,000	2,082
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 4/16/23 @ 100	1,500	1,567

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	$2,250	$2,268
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,757
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	1,000	1,037
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class C, 3.14%, 6/16/25, Callable 11/15/21 @ 100 (a)	600	608
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	3,153	3,178
Hertz Vehicle Financing LP, Series 2019-1A, Class A, 3.71%, 3/25/23 (a)	687	688
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	226	227
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	870	876
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	1,350	1,371
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 12/20/22 @ 100 (a)	2,851	2,901
HPEFS Equipment Trust, Series 21-1A, Class C, 0.75%, 3/20/31, Callable 1/20/24 @ 100 (a)	2,500	2,483
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 5/20/22 @ 100 (a)	1,750	1,770
HPEFS Equipment Trust, Series 21-1A, Class D, 1.03%, 3/20/31, Callable 1/20/24 @ 100 (a)	3,700	3,685
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 2/20/23 @ 100 (a)	3,400	3,464
HPEFS Equipment Trust, Series 19-1A, Class D, 2.72%, 9/20/29, Callable 5/20/22 @ 100 (a)	3,000	3,066
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 2/20/23 @ 100 (a)	4,167	4,208
Iowa Student Loan Liquidity Corp., Series 2005-1, Class B, 0.55% (LIBOR03M+35bps), 9/25/37, Callable 12/25/21 @ 100 (b)	1,782	1,583
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 9/25/23 @ 100 (a)	3,622	3,631
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/23 @ 100 (a)	3,292	3,296
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/23 @ 100 (a)	1,646	1,652
JPMorgan Chase Bank NA, Series 1, Class B, 0.88%, 9/25/28, Callable 2/25/24 @ 100 (a)	3,000	3,000
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 2/25/24 @ 100 (a)	3,525	3,525
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 2/25/24 @ 100 (a)	3,000	3,000
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 8/15/23 @ 100 (a)	3,750	3,831
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 8/15/23 @ 100 (a)	3,095	3,111
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,826
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	833	856
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (a)	2,125	2,189
Master Credit Card Trust, Series 2019-2A, Class B, 2.39%, 7/21/21 (a)	5,000	5,019
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	2,750	2,761
MMAF Equipment Finance LLC, Series 2017-A, Class A4, 2.41%, 8/16/24, Callable 8/16/29 @ 100 (a)	1,403	1,413
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 4/14/25 @ 100 (a)	5,000	4,977

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 4/20/23 @ 100 (a)	$650	$665
MVW Owner Trust, Series 1A, Class A, 2.25%, 9/22/31, Callable 5/20/21 @ 100 (a)	1,478	1,479
MVW Owner Trust, Series 2015-1A, Class A, 2.52%, 12/20/32, Callable 7/20/21 @ 100 (a)	1,085	1,090
Nelnet Student Loan Trust, Series 2005-3, Class B, 0.47% (LIBOR03M+28bps), 9/22/37, Callable 6/22/21 @ 100 (b)	1,048	1,040
NMEF Funding LLC, Series 21-A, Class B, 1.85%, 12/15/27, Callable 12/15/24 @ 100 (a)	4,000	4,024
NMEF Funding LLC, Series 21-A, Class A2, 0.81%, 12/15/27, Callable 12/15/24 @ 100 (a)	5,000	4,987
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	1,928	2,015
OSCAR US Funding Trust LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (a)	1,161	1,165
Oscar US Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28 (a)	3,000	2,991
Oscar US Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25 (a)	3,245	3,246
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 4/15/23 @ 100 (a)	2,813	2,846
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 3/15/24 @ 100 (a)	6,693	6,722
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 3/15/24 @ 100 (a)	930	943
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 9/15/22 @ 100 (a)	5,000	5,134
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 6/15/22 @ 100 (a)	10,000	10,138
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24, Callable 9/15/22 @ 100 (a)	5,000	5,048
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 3/15/24 @ 100 (a)	2,321	2,337
Progress Residential, Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)(e)	4,500	4,487
Progress Residential Trust, Series 21-SFR2, Class B, 1.85%, 4/19/38 (a)	6,850	6,848
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 1/15/24 @ 100 (a)	7,400	7,474
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 11/20/22 @ 100 (a)	1,783	1,824
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 5/20/23 @ 100 (a)	5,500	5,624
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 11/20/24 @ 100 (a)	2,000	2,076
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 4/20/25 @ 100 (a)	6,500	6,517
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/25 @ 100 (a)	3,824	3,906
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 5/20/21 @ 100 (a)	1,577	1,579
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/25 @ 100 (a)	1,900	1,953
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 5/20/21 @ 100 (a)	6,000	6,008
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 11/25/22 @ 100 (a)	1,178	1,200
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 11/25/22 @ 100 (a)	824	837
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 11/20/23 @ 100 (a)	5,858	5,991
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 9/20/23 @ 100 (a)	2,720	2,815

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 3/15/25	$1,000	$1,023
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	4,565	4,568
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	6,170	6,380
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	539
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,297
TCF Auto Receivables Owner Trust, Series 2015-2A, Class D, 4.24%, 8/15/22, Callable 5/15/21 @ 100 (a)	111	111
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	2,750	2,767
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 4/23/23 @ 100 (a)	3,000	3,073
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (a)	3,708	3,754
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 5/17/21 @ 100 (a)	1,988	2,027
Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.27%, 1/15/43, Callable 1/15/23 @ 100 (a)	1,233	1,240
Unify Auto Receivables Trust, Series 21-1A, Class B, 1.29%, 11/16/26, Callable 10/15/23 @ 100 (a)	3,000	3,037
Unify Auto Receivables Trust, Series 21-1A, Class A4, 0.98%, 7/15/26, Callable 10/15/23 @ 100 (a)	3,000	3,032
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24, Callable 1/10/22 @ 100 (a)	3,320	3,376
United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25, Callable 6/10/22 @ 100 (a)	750	767
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/25, Callable 6/10/22 @ 100 (a)	3,250	3,292
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	6,475
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	2,250	2,372
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 4/15/24 @ 100 (a)	1,750	1,743
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 6/15/22 @ 100 (a)	1,000	1,011
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 1/15/23 @ 100 (a)	5,000	5,135
Westlake Automobile Receivables Trust, Series 2018-1, Class E, 4.53%, 5/15/23, Callable 7/15/21 @ 100 (a)	5,000	5,066
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 3/15/22 @ 100 (a)	3,900	3,991
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 3/15/22 @ 100 (a)	1,465	1,472
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (a)	12,621	12,780
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 3/20/24 @ 100 (a)	3,250	3,250
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 7/15/22 @ 100	2,000	2,094
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 7/15/22 @ 100	4,000	4,187
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 2/15/23 @ 100	5,750	5,721
World Omni Select Auto Trust, Series 2018-1, Class B, 3.68%, 7/15/23, Callable 6/15/22 @ 100 (a)	2,144	2,148

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 6/15/22 @ 100 (a)	$2,500	$2,567
Total Asset-Backed Securities (Cost $753,869)		752,927

Collateralized Mortgage Obligations (7.4%)
American Money Management Corp., Series 2016-19A, Class AR, 1.32% (LIBOR03M+114bps), 10/16/28, Callable 7/15/21 @ 100 (a)(b)	1,181	1,181
Annisa CLO Ltd., Series 2016-2, Class AR, 1.29% (LIBOR03M+110bps), 7/20/31, Callable 7/20/21 @ 100 (a)(b)	3,000	2,996
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.66% (LIBOR01M+254bps), 10/15/37 (a)(b)	5,000	5,031
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.26% (LIBOR01M+214bps), 10/15/37 (a)(b)	3,000	3,019
BBCMS Trust, Series 2013-TYSN, Class B, 4.04%, 9/5/32 (a)	3,500	3,518
BBCMS Trust, Series 2013-TYSN, Class A2, 3.76%, 9/5/32 (a)	11,235	11,308
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.62% (LIBOR01M+250bps), 10/7/21 (a)(b)	4,000	3,998
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.61% (LIBOR01M+150bps), 11/15/36 (a)(b)	9,500	9,509
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	7,338	7,811
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	8,164
Columbia Cent CLO Ltd., Series 2020-29A, Class AIF, 1.97%, 7/20/31, Callable 1/20/22 @ 100 (a)	3,500	3,515
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	6,875	6,753
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.84%, 10/15/45, Callable 8/15/22 @ 100 (f)(g)	53,114	898
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 11/13/39 (a)	5,000	4,988
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (a)	5,620	5,705
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(f)	5,000	5,366
COMM Mortgage Trust, Series 2012-CR2, Class XA, 1.78%, 8/15/45, Callable 7/15/22 @ 100 (f)(g)	57,181	703
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (f)	3,366	3,623
FREMF Mortgage Trust, Series 2012- K17, Class B, 4.46%, 12/25/44, Callable 12/25/21 @ 100 (a)(f)	9,335	9,531
FREMF Mortgage Trust, Series 2014-K717, Class B, 3.74%, 11/25/47, Callable 10/25/21 @ 100 (a)(f)	5,500	5,551
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.60%, 11/25/23, Callable 11/25/23 @ 100 (a)(f)	4,935	5,218
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39 (a)	2,000	2,095
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	4,730	4,835
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	13,480
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	10,500	10,648
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45, Callable 12/10/21 @ 100 (a)	5,297	5,394
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 2.08%, 11/10/45, Callable 11/10/22 @ 100 (f)(g)	21,680	443
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.22%, 5/10/45, Callable 5/10/22 @ 100 (f)(g)	15,973	80

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	$8,824	$9,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43, Callable 5/15/21 @ 100 (a)(f)	3,000	2,992
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.89%, 10/15/45, Callable 9/15/22 @ 100 (f)(g)	18,099	287
Life Mortgage Trust, Series 21-BMR, Class B, 1.00% (US0001M+88bps), 3/15/38 (a)(b)	3,000	3,000
Merit, Series 2020-HILL, Class A, 1.27% (LIBOR01M+115bps), 8/15/37 (a)(b)	2,500	2,510
Merit, Series 2020-HILL, Class B, 1.51% (LIBOR01M+140bps), 8/15/37 (a)(b)	4,000	4,021
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.76%, 11/15/45, Callable 6/15/22 @ 100 (a)(f)(g)	18,399	266
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a)(b)	3,846	4,041
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.97% (LIBOR01M+85bps), 11/15/34 (a)(b)	1,100	1,100
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 2.19% (LIBOR03M+200bps), 10/20/27, Callable 7/20/21 @ 100 (a)(b)	10,500	10,484
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 1.03% (LIBOR03M+85bps), 8/20/27, Callable 5/20/21 @ 100 (a)(b)	3,054	3,054
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 1.16% (LIBOR03M+97bps), 4/20/27, Callable 7/20/21 @ 100 (a)(b)	1,264	1,265
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.09% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a)(b)	1,500	1,500
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 1.53% (LIBOR03M+135bps), 2/20/28, Callable 5/20/21 @ 100 (a)(b)	4,600	4,579
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.98% (LIBOR03M+80bps), 2/20/28, Callable 5/20/21 @ 100 (a)(b)	3,923	3,923
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.04% (LIBOR03M+85bps), 1/20/27, Callable 7/20/21 @ 100 (a)(b)	1,749	1,748
Race Point CLO Ltd., Series 2016-10A, Class A1R, 1.28% (LIBOR03M+110bps), 7/25/31, Callable 7/25/21 @ 100 (a)(b)	4,437	4,432
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 4/25/22 @ 100 (a)(f)	1,006	1,030
TTAN, Series 21-MHC, Class C, 1.46% (US0001M+140bps), 3/15/38 (a)(b)(e)	3,000	—
TTAN, Series 21-MHC, Class D, 1.86% (US0001M+180bps), 3/15/38 (a)(b)(e)	1,200	—
TTAN, Series 21-MHC, Class B, 1.21% (US0001M+115bps), 3/15/38 (a)(b)(e)	2,229	—
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45, Callable 4/10/22 @ 100 (f)(g)	34,447	310
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45, Callable 4/10/22 @ 100 (a)(f)(g)	45,373	408
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.82%, 8/10/49 (a)(f)	—	—
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.98%, 8/10/49, Callable 9/10/22 @ 100 (f)(g)	21,769	390
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.89%, 10/15/45, Callable 9/15/22 @ 100 (f)(g)	22,601	375
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.75%, 10/15/45 (a)(f)	—	—
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.85%, 11/15/44, Callable 10/15/21 @ 100 (a)(f)	5,348	5,441
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 9/15/21 @ 100	1,595	1,601

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, 6/15/44 (a)(f)	$3,330	$3,332
Total Collateralized Mortgage Obligations (Cost $218,447)		216,644

Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital, 6.56% (LIBOR03M+637bps), 10/30/40 (b)	200,000	5,428

Total Preferred Stocks (Cost $5,470)		5,428

Convertible Corporate Bonds (0.3%)
Energy (0.3%):
PDC Energy, Inc., 1.13%, 9/15/21	8,000	7,962

Total Convertible Corporate Bonds (Cost $7,915)		7,962

Senior Secured Loans (0.8%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 6/30/24 (e)(h)	2,500	2,501
Delos Finance S.A.R.L., Loans, First Lien, 1.95% (LIBOR03M+175bps), 10/6/23 (b)(h)	5,000	4,992
LYB Americas Finance Co. LLC, Loan, First Lien, 1.37% (LIBOR01M+125bps), 3/29/22 (b)	2,009	1,968
The Boeing Co., Advance, First Lien, 1.43% (LIBOR03M+125bps), 2/6/22 (b)	14,076	14,051
Total Senior Secured Loans (Cost $23,564)		23,512

Corporate Bonds (40.0%)
Communication Services (0.8%):
CenturyLink, Inc., 6.45%, 6/15/21	8,271	8,315
Qwest Corp., 6.75%, 12/1/21	9,000	9,283
Sprint Corp., 7.25%, 9/15/21	3,500	3,574
Sprint Spectrum, 3.36%, 3/20/23 (a)	1,950	1,962
		23,134
Consumer Discretionary (4.4%):
Association of American Medical Colleges
2.27%, 10/1/25	4,145	4,117
2.39%, 10/1/26	4,275	4,248
Boyne USA, Inc., 7.25%, 5/1/25, Callable 5/15/21 @ 103.63 (a)	4,000	4,151
Duke University Health System, Inc., 2.26%, 6/1/26	700	728
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (a)	5,000	5,324
6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,818
Ford Motor Co., 8.50%, 4/21/23 (d)	4,692	5,255
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	2,005
Horace Mann School, 2.48%, 7/1/22	2,500	2,549
Howard University
2.64%, 10/1/21	500	504
2.80%, 10/1/23	1,000	1,050
2.42%, 10/1/24	1,350	1,416
2.52%, 10/1/25	1,000	1,052
Hyatt Hotels Corp., 5.38%, 4/23/25, Callable 3/23/25 @ 100 (d)	3,000	3,384
KB Home, 7.00%, 12/15/21, Callable 9/15/21 @ 100	4,000	4,090
Lennar Corp.
6.25%, 12/15/21, Callable 6/15/21 @ 100	6,098	6,141
5.38%, 10/1/22 (i)	4,270	4,541
4.75%, 11/15/22, Callable 8/15/22 @ 100	1,435	1,509
Lithia Motors, Inc., 5.25%, 8/1/25, Callable 6/7/21 @ 103.94 (a)	1,000	1,034

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Marriott International, Inc., 2.30%, 1/15/22, Callable 12/15/21 @ 100	$1,260	$1,272
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	7,470	7,864
Nissan Motor Acceptance Corp., 0.82% (LIBOR03M+63bps), 9/21/21 (a)(b)	5,000	5,002
Nordstrom, Inc.
4.00%, 10/15/21, Callable 7/15/21 @ 100	5,000	5,021
2.30%, 4/8/24, Callable 4/8/22 @ 100 (a)	10,000	10,033
QVC, Inc., 4.38%, 3/15/23	6,937	7,319
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,417
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a)	10,000	10,025
Toll Brothers Finance Corp.
5.88%, 2/15/22, Callable 11/15/21 @ 100	10,735	11,028
4.38%, 4/15/23, Callable 1/15/23 @ 100	719	756
Volkswagen Group of America Finance LLC
2.50%, 9/24/21 (a)	5,000	5,041
3.13%, 5/12/23 (a)	5,000	5,247
YMCA of Greater New York, 2.26%, 8/1/21	300	301
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,338	1,377
		130,619
Consumer Staples (1.2%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (a)	5,000	4,993
Cargill, Inc., 3.25%, 3/1/23 (a)	2,500	2,636
Lamb Weston Holdings, Inc., 4.63%, 11/1/24, Callable 11/1/21 @ 102.31 (a)	3,000	3,112
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	14,425	14,504
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,367
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,539
		36,151
Energy (11.0%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100 (i)	5,050	5,092
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	5,179
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (d)	10,252	10,745
DCP Midstream Operating LP, 4.75%, 9/30/21, Callable 6/30/21 @ 100 (a)	6,645	6,679
Diamondback Energy, Inc.
0.90%, 3/24/23, Callable 9/24/21 @ 100	5,000	5,002
5.38%, 5/31/25, Callable 6/7/21 @ 102.69	12,572	12,964
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	10,668
Energy Transfer Operating LP
5.20%, 2/1/22, Callable 11/1/21 @ 100	7,684	7,858
4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,355
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (d)	1,684	1,763
4.00%, 8/1/24, Callable 5/1/24 @ 100	9,645	9,862
EQT Corp.
3.00%, 10/1/22, Callable 9/1/22 @ 100 (i)	15,000	15,256
7.63%, 2/1/25, Callable 1/1/25 @ 100	7,000	8,056
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (d)	5,000	5,386
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	8,334	8,498
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	2,552	2,710
HollyFrontier Corp., 2.63%, 10/1/23	10,000	10,362
Marathon Petroleum Corp.
4.50%, 5/1/23, Callable 4/1/23 @ 100 (d)	5,000	5,359
5.13%, 4/1/24, Callable 6/7/21 @ 100.85	5,000	5,038
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)(d)	25,000	25,354
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	5,691	5,930

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Murphy Oil Corp., 6.88%, 8/15/24, Callable 6/7/21 @ 103.44 (i)	$10,500	$10,775
Newfield Exploration Co., 5.75%, 1/30/22	16,394	16,885
Occidental Petroleum Corp.
2.70%, 8/15/22	5,000	5,032
3.45%, 7/15/24, Callable 4/15/24 @ 100 (i)	5,000	5,028
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	5,986
5.88%, 9/1/25, Callable 6/1/25 @ 100	2,000	2,184
Ovintiv, Inc., 3.90%, 11/15/21, Callable 8/15/21 @ 100 (i)	1,100	1,110
Parsley Energy LLC/Parsley Finance Corp.
5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (a)(d)	22,028	23,779
4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	7,289	7,654
PDC Energy, Inc., 6.13%, 9/15/24, Callable 6/7/21 @ 103.06	5,000	5,126
Phillips 66, 0.90%, 2/15/24, Callable 11/19/21 @ 100	1,538	1,539
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 6/15/21, Callable 5/14/21 @ 100	10,005	10,016
Valero Energy Corp.
2.70%, 4/15/23 (d)	9,302	9,672
1.20%, 3/15/24	5,500	5,529
Western Midstream Operating LP
4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,116
4.35%, 2/1/25, Callable 1/1/25 @ 100	8,421	8,905
WPX Energy, Inc.
8.25%, 8/1/23, Callable 6/1/23 @ 100	5,263	6,025
5.75%, 6/1/26, Callable 6/3/21 @ 104.31	7,126	7,460
5.25%, 10/15/27, Callable 10/15/22 @ 102.63	13,330	14,235
		325,172
Financials (12.1%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	14,410	14,600
Alleghany Corp., 4.95%, 6/27/22	1,250	1,314
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	5,225
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,399
Athene Global Funding
2.80%, 5/26/23 (a)	5,000	5,210
1.20%, 10/13/23 (a)	5,000	5,047
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	8,571	8,851
Bank of America Corp., 3.12% (LIBOR03M+116bps), 1/20/23, MTN, Callable 1/20/22 @ 100 (b)	5,000	5,099
BB&T Corp., 4.25%, 9/30/24	1,955	2,150
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	9,667	9,981
CIT Group, Inc., 5.00%, 8/15/22	17,650	18,586
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	5,000	5,095
Citizens Financial Group, Inc., 4.15%, 9/28/22 (a)	1,283	1,340
City National Bank, 5.38%, 7/15/22	2,000	2,118
DAE Funding LLC
5.25%, 11/15/21, Callable 10/15/21 @ 100 (a)	15,742	16,005
4.50%, 8/1/22, Callable 6/7/21 @ 101.13 (a)	10,951	11,017
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b)	3,750	3,816
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,871	11,076
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	5,278
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	6,349	6,460
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	3,074
Fulton Financial Corp.
3.60%, 3/16/22	1,446	1,463
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,116

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GA Global Funding Trust, 1.63%, 1/15/26 (a)	$2,500	$2,507
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	5,000	4,971
Hilltop Holdings, Inc., 5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (b)	5,000	5,168
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (d)	21,955	23,161
JPMorgan Chase & Co., 2.78% (LIBOR03M+94bps), 4/25/23, Callable 4/25/22 @ 100 (b)	5,000	5,118
Main Street Capital Corp.
5.20%, 5/1/24	5,200	5,641
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,535
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	3,000	3,090
Mobr-04 LLC (LOC - Compass Bank), 1.13%, 9/1/24 (d)(j)	3,200	3,200
National Securities Clearing Corp., 1.20%, 4/23/23 (a)	5,000	5,088
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)(i)	8,242	8,886
Pinnacle Bank/Nashville, 3.31% (LIBOR03M+313bps), 7/30/25, Callable 7/30/21 @ 100 (b)	5,000	4,653
Pinnacle Financial Partners, Inc., 5.25% (LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (a)(b)	3,800	3,807
Protective Life Global Funding, 3.10%, 4/15/24 (a)	5,000	5,336
Reliance Standard Life Global Funding II
3.85%, 9/19/23 (a)	5,000	5,370
2.75%, 5/7/25 (a)	5,000	5,270
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	1,278	1,303
3.70%, 3/28/22, Callable 2/28/22 @ 100	15,000	15,382
SCE Recovery Funding LLC, 0.86%, 11/15/33	10,000	9,702
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	11,650	12,014
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	2,612	2,701
StanCorp Financial Group, Inc., 5.00%, 8/15/22 (i)	5,366	5,656
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,822
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	6,876	6,942
TCF National Bank
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	5,000	5,075
5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	10,000	10,532
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)(e)	5,000	5,031
TIAA FSB Holdings, Inc., 4.89% (LIBOR03M+470bps), 3/15/26, Callable 6/7/21 @ 100 (b)	5,718	5,778
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	3,750	3,852
United Financial Bancorp, Inc., 5.75%, 10/1/24	4,120	4,388
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (a)	5,000	5,090
		355,389
Health Care (0.9%):
Bristol-Myers Squibb Co.
2.75%, 2/15/23, Callable 1/15/23 @ 100	10,000	10,420
3.25%, 2/20/23, Callable 1/20/23 @ 100	4,810	5,050
Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03 (a)	1,500	1,564
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (a)	4,000	4,200
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	4,330	4,576
		25,810

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (4.6%):
Air Lease Corp.
0.85% (LIBOR03M+67bps), 6/3/21, MTN (b)	$5,000	$5,000
2.25%, 1/15/23	5,000	5,132
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	5,401
American Airlines Pass Through Trust
4.38%, 4/1/24	2,972	2,867
4.40%, 3/22/25	6,386	6,131
4.38%, 12/15/25 (a)	5,440	5,216
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	5,000	5,250
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a)	5,000	5,245
Aviation Capital Group LLC
2.88%, 1/20/22, Callable 12/20/21 @ 100 (a)	6,412	6,491
5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	5,000	5,618
Continental Airlines Pass Through Trust, 5.98%, 10/19/23	359	367
Delta Air Lines Pass Through Trust
6.82%, 2/10/24 (i)	377	395
2.00%, 12/10/29	4,851	4,886
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	5,852	6,275
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100 (i)	6,000	6,199
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,076
Howmet Aerospace, Inc.
5.13%, 10/1/24, Callable 7/1/24 @ 100	1,500	1,643
6.88%, 5/1/25, Callable 4/1/25 @ 100 (d)	10,000	11,599
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	5,000	5,229
Penske Truck Leasing Co. LP / PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	5,000	5,028
Southwest Airlines Co.
4.75%, 5/4/23	5,000	5,401
5.25%, 5/4/25, Callable 4/4/25 @ 100	10,000	11,457
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,181	1,170
The Boeing Co., 1.95%, 2/1/24	2,000	2,056
The Nature Conservancy, 0.47%, 7/1/23	850	851
U.S. Airways, 5.38%, 5/15/23	10,100	10,129
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	4,110	4,068
United Airlines Pass Through Trust
5.38%, 2/15/23	2,013	2,028
4.63%, 3/3/24	769	788
4.88%, 7/15/27	999	1,041
		134,037
Information Technology (0.2%):
Microchip Technology, Inc., 3.92%, 6/1/21	2,000	2,005
VeriSign, Inc., 4.63%, 5/1/23, Callable 6/7/21 @ 100	4,000	4,011
		6,016
Materials (0.5%):
Ball Corp., 5.00%, 3/15/22	2,250	2,326
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,000	1,048
Huntsman International LLC, 5.13%, 11/15/22, Callable 8/15/22 @ 100	3,000	3,162
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	8,403	8,942
		15,478
Real Estate (2.2%):
American Tower Trust #1, 3.07%, 3/15/48, Callable 9/15/21 @ 100 (a)	3,760	3,792
CoreCivic, Inc., 5.00%, 10/15/22, Callable 5/14/21 @ 105.14	12,437	13,075
Equinix, Inc., 5.38%, 5/15/27	3,306	3,552
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	6,360	6,730
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,950	3,670

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	$7,500	$7,726
SBA Tower Trust
2.84%, 1/15/25 (a)	6,923	7,278
1.88%, 7/15/50 (a)	3,500	3,537
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100	6,890	6,930
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (i)	5,000	5,244
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	3,636	3,719
		65,253
Utilities (2.1%):
Calpine Corp., 5.25%, 6/1/26, Callable 6/7/21 @ 102.63 (a)	2,000	2,053
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 9/2/21 @ 100	4,000	4,002
Delmarva Power & Light Co., 3.50%, 11/15/23, Callable 8/15/23 @ 100	5,858	6,272
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,795
NRG Energy, Inc., 7.25%, 5/15/26, Callable 5/24/21 @ 103.63	4,000	4,149
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	5,000	5,314
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,551
Southern Co. Gas Capital Corp., 2.45%, 10/1/23, Callable 8/1/23 @ 100	10,000	10,413
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,950
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,837
Virginia Electric & Power Co., 2.75%, 3/15/23, Callable 12/15/22 @ 100	5,000	5,196
		61,532
Total Corporate Bonds (Cost $1,147,238)		1,178,591

Yankee Dollars (9.4%)
Communication Services (0.6%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	8,000	8,805
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	7,250	7,385
		16,190
Consumer Discretionary (0.3%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	4,188
Stellantis NV, 5.25%, 4/15/23	4,352	4,718
		8,906
Consumer Staples (0.2%):
Grupo Bimbo Sab de CV, 4.50%, 1/25/22 (a)	5,059	5,193

Energy (1.0%):
Cenovus Energy, Inc.
3.00%, 8/15/22, Callable 5/15/22 @ 100	5,000	5,115
3.80%, 9/15/23, Callable 6/15/23 @ 100	2,000	2,112
Delek & Avner Tamar Bond, Ltd., 5.08%, 12/30/23 (a)	2,776	2,810
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	2,500	2,513
Galaxy Pipeline Assets Bidco, Ltd., 2.16%, 3/31/34 (a)	750	736
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)(i)	3,572	3,574
Petroleos Mexicanos, 3.83% (LIBOR03M+365bps), 3/11/22 (b)	1,000	1,013
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	13,373	13,728
		31,601
Financials (1.9%):
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	5,000	4,975
BBVA Bancomer SA Texas, 6.75%, 9/30/22	2,000	2,146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	$4,000	$4,042
HSBC Holdings PLC, 6.87% (USISDA05+551bps), Callable 6/1/21 @ 100 (b)(c)	6,035	6,062
Lloyds Banking Group PLC, 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	10,000	10,350
ORIX Corp., 2.90%, 7/18/22	10,000	10,289
Park Aerospace Holdings Ltd., 5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	8,000	8,360
Santander UK Group Holdings PLC
3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,102
3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	5,000	5,224
		56,550
Industrials (3.0%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 5.00%, 10/1/21	2,700	2,748
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	5,242
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)(d)	5,840	5,843
4.13%, 11/15/26 (a)	11,815	11,624
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,354
Aircastle, Ltd., 5.50%, 2/15/22	2,000	2,071
Avolon Holdings Funding Ltd.
3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	5,299
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,201
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	4,139
CK Hutchison International 16 Ltd., 1.88%, 10/3/21 (a)	10,000	10,051
CK Hutchison International 17 II Ltd., 2.75%, 9/29/23 (i)	4,907	5,105
CK Hutchison International 17 Ltd., 2.88%, 4/5/22 (a)(i)	5,000	5,109
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	9,624	9,699
Smiths Group PLC, 3.63%, 10/12/22 (a)	7,306	7,610
		90,095
Information Technology (0.2%):
Open Text Corp., 5.88%, 6/1/26, Callable 6/7/21 @ 102.94 (a)	3,100	3,201
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	1,805	1,865
		5,066
Materials (1.3%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	5,000	5,144
Norbord, Inc.
6.25%, 4/15/23, Callable 1/15/23 @ 100 (a)	14,900	16,161
5.75%, 7/15/27 (a)	9,531	10,386
POSCO, 2.38%, 1/17/23 (a)	5,000	5,126
		36,817
Sovereign Bond (0.4%):
Province of Alberta Canada, 3.35%, 11/1/23	5,000	5,365
Province of Canada, 2.45%, 6/29/22	5,000	5,128
		10,493
Utilities (0.5%):
Comision Federal de Electricidad
4.88%, 5/26/21 (a)	5,000	5,001
4.88%, 5/26/21	10,000	10,001

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	$1,252	$1,304
		16,306
Total Yankee Dollars (Cost $272,297)		277,217

Municipal Bonds (11.0%)
Alabama (0.3%):
Auburn University Revenue, Series C, 0.82%, 6/1/24	2,760	2,788
City of Birmingham AL, GO, 0.86%, 3/1/24	1,585	1,596
The Water Works Board of The City of Birmingham Revenue
2.20%, 1/1/24	1,000	1,045
2.36%, 1/1/25	2,000	2,118
		7,547
Alaska (0.0%):(k)
University of Alaska Revenue
Series W, 1.70%, 10/1/22	900	913
Series W, 1.83%, 10/1/23	1,000	1,024
		1,937
Arizona (0.1%):
City of Flagstaff AZ Certificate participation, Series A, 0.97%, 5/1/23	1,000	1,008
City of Phoenix Civic Improvement Corp. Revenue
0.68%, 7/1/23	1,000	1,006
2.37%, 7/1/25	1,500	1,546
		3,560
California (0.5%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	5,000	4,843
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	3,000	2,989
City of Riverside CA Revenue, Series A, 1.75%, 6/1/22	670	680
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	4,750	4,885
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,295
		14,692
Colorado (0.5%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	1,850	1,864
Series C, 1.12%, 11/15/24	1,330	1,345
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,419
Colorado Health Facilities Authority Revenue
2.80%, 12/1/26	700	705
Series B, 2.24%, 11/1/22	530	542
Series B, 2.40%, 11/1/23	1,250	1,298
Series B, 2.50%, 11/1/24	1,250	1,313
Denver City & County Housing Authority Revenue
2.15%, 12/1/24	3,850	4,042
2.30%, 12/1/25	2,000	2,113
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	525
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,649
		18,815
District of Columbia (0.0%):(k)
District of Columbia Revenue
1.44%, 4/1/22	350	352
1.56%, 4/1/23	520	525
1.67%, 4/1/24	550	559
		1,436
Florida (0.5%):
City of Gainesville Florida Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
0.64%, 10/1/22	$800	$801
0.82%, 10/1/23	750	752
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,419
Florida Development Finance Corp. Revenue
1.80%, 4/1/22	1,180	1,181
1.98%, 4/1/23	1,750	1,756
Florida Municipal Power Agency Revenue, Series B, 2.38%, 10/1/21	2,500	2,519
Hillsborough County IDA Revenue
2.01%, 8/1/24	5,000	4,940
2.16%, 8/1/25	2,910	2,853
		16,221
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24	1,850	1,946
2.32%, 12/1/25	3,215	3,410
		5,356
Illinois (0.1%):
Chicago O'Hare International Airport Revenue
Series D, 0.96%, 1/1/23	835	839
Series D, 1.17%, 1/1/24	1,000	1,010
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series B, 1.71%, 12/1/22	1,000	1,014
Series B, 1.84%, 12/1/23	1,500	1,535
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	1,018
		5,416
Indiana (0.3%):
Indiana Finance Authority Revenue
2.66%, 3/1/25	1,675	1,769
2.76%, 3/1/26	1,850	1,962
Lake Central Multi-District School Building Corp. Revenue
0.67%, 1/15/23	500	503
0.72%, 7/15/23	1,500	1,510
0.85%, 1/15/24	1,275	1,287
		7,031
Kansas (0.0%):(k)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	1,000	1,016

Kentucky (0.0%):(k)
County of Warren Revenue, 1.07%, 4/1/26	1,385	1,356
Kentucky State Property & Building Commission Revenue
Series C, 2.56%, 5/1/21	1,060	1,060
Series C, 2.76%, 5/1/22	250	255
		2,671
Louisiana (0.0%):(k)
Terrebonne Levee & Conservation District Revenue
Series A, 0.80%, 6/1/21	600	600
Series A, 0.97%, 6/1/22	800	802
Series A, 1.13%, 6/1/23	1,200	1,209
		2,611
Maryland (0.3%):
County of Howard, GO
Series C, 1.22%, 8/15/22	980	992
Series C, 1.34%, 8/15/23	1,000	1,022
Maryland Economic Development Corp. Revenue
Series B, 3.05%, 6/1/21	3,670	3,672
Series B, 3.30%, 6/1/22	3,795	3,838
Maryland Stadium Authority Revenue
Series C, 1.13%, 5/1/23	1,535	1,551

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 1.32%, 5/1/24	$1,000	$1,016
		12,091
Massachusetts (0.0%):(k)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	615	631

Michigan (1.1%):
Clintondale Community Schools, GO
2.61%, 5/1/21	5,395	5,395
2.84%, 5/1/22	4,000	4,103
Ecorse Public School District, GO
2.00%, 5/1/24	1,250	1,303
2.09%, 5/1/25	2,200	2,306
Great Lakes Water Authority Sewage Disposal System Revenue
Series B, 1.44%, 7/1/21	400	400
Series B, 1.49%, 7/1/22	670	674
Michigan Finance Authority Revenue
2.21%, 12/1/23	1,565	1,630
2.31%, 12/1/24	895	941
2.37%, 9/1/49, Callable 3/1/23 @ 100	5,944	6,150
Series A-1, 2.33%, 6/1/30	5,000	4,974
Michigan State Building Authority Revenue
Series II, 0.60%, 4/15/23	725	728
Series II, 0.65%, 10/15/23	1,500	1,507
Ypsilanti School District, GO, 2.02%, 5/1/25	575	579
		30,690
Minnesota (0.0%):(k)
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	1,053
Series A, 2.38%, 1/1/26	1,000	1,058
		2,111
Mississippi (0.2%):
Mississippi Development Bank Revenue
2.31%, 1/1/25	2,235	2,335
2.36%, 1/1/26	2,000	2,089
		4,424
Missouri (0.4%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Series B, 1.02%, 10/1/23	2,000	2,023
Series B, 1.22%, 10/1/24	1,250	1,270
Kansas City Industrial Development Authority Revenue, 1.30%, 3/1/24	3,000	3,020
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	2,640	2,632
University of Missouri Revenue, 1.47%, 11/1/23	2,000	2,047
		10,992
Nebraska (0.0%):(k)
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22	1,000	996
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	960	990
		1,986
Nevada (0.3%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, Callable 7/1/21 @ 100 (a)	6,500	6,499

New Jersey (1.1%):
City of Newark, GO, 2.00%, 10/5/21	4,480	4,509
New Jersey Economic Development Authority Revenue
3.70%, 6/15/21	550	551
Series B, 3.65%, 7/1/21	495	496

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series NNN, 2.78%, 6/15/23	$2,042	$2,111
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	7,450	7,490
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24	1,200	1,256
2.59%, 6/1/25	1,000	1,054
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	1,750	1,743
Series B, 2.20%, 11/1/25	3,515	3,476
Township of Weehawken, GO, 1.10%, 12/30/21	4,600	4,608
		27,294
New York (0.8%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,505	1,505
County of Suffolk, GO
Series C, 0.90%, 6/15/22	1,000	996
Series D, 1.30%, 6/25/21	7,000	7,010
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	499
Madison County Capital Resource Corp. Revenue
2.23%, 7/1/24	1,200	1,267
2.39%, 7/1/25	2,670	2,847
2.52%, 7/1/26	3,050	3,270
New York State Dormitory Authority Revenue
2.44%, 7/1/21	1,550	1,552
Series B, 3.18%, 3/15/22	2,000	2,049
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	1,050
		22,045
North Carolina (0.0%):(k)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	528

Ohio (0.2%):
City of Cleveland Airport System Revenue
2.49%, 1/1/25	2,000	2,097
2.59%, 1/1/26	2,000	2,102
		4,199
Oklahoma (0.0%):(k)
Oklahoma Turnpike Authority Revenue
Series B, 0.49%, 1/1/22	750	750
Series B, 0.63%, 1/1/23	560	561
		1,311
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue
Series B, 1.65%, 8/15/22	500	505
Series B, 1.73%, 8/15/23	1,400	1,422
Series B, 1.83%, 8/15/24	1,700	1,735
		3,662
Pennsylvania (1.0%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,723
County of Allegheny PA, GO, Series C, 0.69%, 11/1/23	2,200	2,216
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	2,031
Montgomery County Industrial Development Authority Revenue
Series D, 2.45%, 11/15/23	1,250	1,249
Series D, 2.60%, 11/15/24	4,050	4,037
Pennsylvania IDA Revenue, 2.97%, 7/1/21 (a)	2,279	2,288
Scranton School District, GO
Series A, 3.15%, 6/15/34, Callable 6/15/24 @ 100 (a)	2,805	2,816
Series B, 3.15%, 6/15/34, Callable 6/15/24 @ 100 (a)	1,415	1,492
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
2.50%, 4/1/23	1,815	1,879

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.60%, 4/1/24	$1,730	$1,820
2.72%, 4/1/25	900	958
2.82%, 4/1/26	1,000	1,072
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,533
		25,114
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,204

South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.31%, 7/1/23	1,500	1,537
Series B, 2.38%, 7/1/24	1,350	1,395
		2,932
Texas (1.5%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25	400	396
Series D, 1.65%, 1/1/24	500	496
Series D, 1.80%, 1/1/25	750	739
City of Houston Airport System Revenue
Series C, 0.88%, 7/1/22	1,780	1,789
Series C, 1.05%, 7/1/23	1,650	1,668
City of Houston, GO
2.77%, 3/1/22	1,240	1,265
2.98%, 3/1/23	1,900	1,988
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,218
Clear Creek Independent School District, GO
Series B, 5.00%, 2/15/24	2,250	2,506
Series B, 5.00%, 2/15/25	1,650	1,887
Clifton Higher Education Finance Corp. Revenue, 0.75%, 8/15/50 (a)	15,000	15,135
Dallas/Fort Worth International Airport Revenue
Series C, 1.04%, 11/1/23	500	504
Series C, 1.23%, 11/1/24	750	759
Denton Independent School District, GO, Series A, 0.52%, 8/15/24	1,000	983
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,033
Tarrant County Cultural Education Facilities Finance Corp. Revenue
0.86%, 9/1/21	875	875
0.92%, 9/1/22	655	655
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	1,585	1,668
White Settlement Independent School District, GO (NBGA - Texas Permanent School Fund)
0.38%, 8/15/23	640	634
0.58%, 8/15/24	550	540
		40,738
Virginia (0.6%):
County of Arlington VA, GO, Series B, 0.64%, 8/1/24	3,000	3,021
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, Callable 6/7/21 @ 100 (a)	11,000	11,003
		14,024
West Virginia (0.3%):
Tobacco Settlement Finance Authority Revenue
0.80%, 6/1/21	3,250	3,251
0.95%, 6/1/22	3,500	3,512
Series A, 1.19%, 6/1/23	3,500	3,532
		10,295
Wisconsin (0.4%):
Public Finance Authority Revenue (LOC - Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	6,500	6,507
State of Wisconsin Revenue
Series A, 1.90%, 5/1/25	2,000	2,088

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series A, 2.10%, 5/1/26	$1,000	$1,050
		9,645
Total Municipal Bonds (Cost $316,384)		321,724

U.S. Government Agency Mortgages (0.5%)
Federal Home Loan Mortgage Corp.
Series K023, Class X1, 1.34%, 8/25/22 (f)(g)	63,590	881
2.00% (LIBOR12M+163bps), 4/1/35 (b)	191	195
		1,076
Federal National Mortgage Association
5.00%, 12/1/21 - 2/1/24	108	112
Series 2012-M8, Class X2, 0.78%, 5/25/22 (f)(g)	41,242	128
Series 2013-M1, Class X2, 0.66%, 8/25/22 (f)(g)	29,120	100
6.00%, 10/1/22 - 7/1/23	192	198
5.50%, 2/1/23 - 6/1/24	249	256
4.50%, 5/1/23 - 2/1/24	48	50
2.50%, 4/1/27 - 8/1/27	10,695	11,185
Series 2012-104, Class HC, 1.25%, 9/25/27	1,612	1,634
		13,663
Total U.S. Government Agency Mortgages (Cost $13,666)		14,739

Commercial Paper (4.6%)
Cabot Corp., 0.15%, 5/6/21 (a)(l)	15,000	15,000
CenterPoint Energy, Inc., 0.13%, 5/3/21 (a)(l)	8,700	8,700
Dow Chemical Co., 0.14%, 5/10/21 (l)	1,750	1,750
FMC Corp.
0.46%, 5/3/21 (a)(l)	7,000	7,000
0.46%, 5/5/21 (a)(l)	9,000	8,999
Glencore Funding LLC, 0.14%, 5/5/21 (a)(l)	25,000	24,999
Jabil, Inc.
0.59%, 5/3/21 (a)(l)	13,600	13,599
0.60%, 5/4/21 (a)(l)	2,300	2,300
0.61%, 5/10/21 (a)(l)	10,000	9,998
Ovintiv, Inc.
0.81%, 5/4/21 (a)(l)	5,500	5,500
0.0%, 5/19/21 (a)(l)	6,000	–
Plains Midstream Canada, 0.27%, 5/3/21 (a)(l)	23,000	22,999
PPL Electric Utilities Corp., 0.15%, 5/3/21 (a)(l)	13,000	13,000
Total Commercial Paper (Cost $139,843)		133,844

Collateral for Securities Loaned^ (1.6%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (m)	4,182,638	4,183
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	41,405,867	41,406
Total Collateral for Securities Loaned (Cost $45,589)		45,589
Total Investments (Cost $2,944,282) — 101.4%		2,978,177
Liabilities in excess of other assets — (1.4)%		(41,941)
NET ASSETS - 100.00%		$2,936,236

At April 30, 2021, the Fund's investments in foreign securities were 12.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, the fair value of these securities was $1,495,819 (thousands) and amounted to 50.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2021.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(e)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2021.
(g)	Security is interest only.
(h)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i)	All or a portion of this security is on loan.
(j)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Amount represents less than 0.05% of net assets.
(l)	Rate represents the effective yield at April 30, 2021.
(m)	Rate disclosed is the daily yield on April 30, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of April 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2021.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	200	6/30/21	$24,962,984	$24,787,500	$(175,484)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(175,484)
	Total net unrealized appreciation (depreciation)				$(175,484)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)
Communication Services (1.9%):
Bumble, Inc. Class A (a)	7,728	$466
Chicken Soup For The Soul Entertainment, Inc. (a)	63,511	1,935
Cinemark Holdings, Inc. (a)	58,537	1,241
EverQuote, Inc. Class A (a)	10,289	348
Genius Sports Ltd. (a)(b)	36,501	770
Gray Television, Inc.	135,693	2,757
IAC/InterActiveCorp. (a)	1,730	439
Iridium Communications, Inc. (a)	38,045	1,445
Lions Gate Entertainment Corp. Class B (a)	85,834	1,082
Madison Square Garden Sports Corp. (a)	2,530	468
Meredith Corp. (a)	39,865	1,240
Motorsport Games, Inc. Class A (a)	21,390	456
MSG Networks, Inc. Class A (a)	52,994	841
TechTarget, Inc. (a)	44,698	3,429
TEGNA, Inc.	192,290	3,857
The Marcus Corp. (a)	51,410	1,026
Vonage Holdings Corp. (a)	389,510	5,278
World Wrestling Entertainment, Inc. Class A	26,620	1,467
		28,545
Consumer Discretionary (13.4%):
Academy Sports & Outdoors, Inc. (a)	101,287	3,121
Adtalem Global Education, Inc. (a)	34,432	1,181
American Eagle Outfitters, Inc.	61,200	2,116
Asbury Automotive Group, Inc. (a)	22,491	4,467
Bed Bath & Beyond, Inc. (a)	67,629	1,712
BJ's Restaurants, Inc. (a)	38,201	2,330
Bloomin' Brands, Inc. (a)	73,200	2,313
Bright Horizons Family Solutions, Inc. (a)	17,702	2,564
Brinker International, Inc. (a)	34,455	2,313
Brunswick Corp.	31,515	3,376
Burlington Stores, Inc. (a)	6,672	2,177
Caesars Entertainment, Inc. (a)	20,600	2,016
Callaway Golf Co.	265,043	7,673
Carter's, Inc. (a)	23,030	2,505
Cavco Industries, Inc. (a)	23,071	4,831
Century Communities, Inc. (a)	44,518	3,292
Chegg, Inc. (a)	34,015	3,072
Chewy, Inc. Class A (a)(b)	10,514	838
Cooper Tire & Rubber Co.	69,603	3,967
Cracker Barrel Old Country Store, Inc.	23,238	3,891
Cricut, Inc. Class A (a)	136,131	3,608
Dana, Inc.	265,095	6,707
Etsy, Inc. (a)	16,283	3,237
Five Below, Inc. (a)	13,088	2,634
Fox Factory Holding Corp. (a)	20,175	3,091
Gentherm, Inc. (a)	18,818	1,340
G-III Apparel Group Ltd. (a)	39,484	1,283
Grand Canyon Education, Inc. (a)	1,199	130
Group 1 Automotive, Inc.	33,097	5,433
Guess?, Inc.	47,467	1,284
Hibbett Sports, Inc. (a)	36,482	2,899
Installed Building Products, Inc.	37,163	5,005
Jack in the Box, Inc.	37,463	4,520
Johnson Outdoors, Inc. Class A	8,700	1,234
KB Home	70,681	3,409
Kohl's Corp.	24,137	1,416

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kontoor Brands, Inc.	21,025	$1,321
Laureate Education, Inc. Class A (a)	54,181	745
Legacy Housing Corp. (a)	61,027	1,090
Levi Strauss & Co. Class A	86,213	2,488
Liquidity Services, Inc. (a)	15,280	274
Lithia Motors, Inc. Class A	3,523	1,354
Macy's, Inc. (a)	67,511	1,119
Magnite, Inc. (a)	263,846	10,566
Marine Products Corp.	41,589	722
MarineMax, Inc. (a)	59,002	3,351
Marriott Vacations Worldwide Corp. (a)	12,300	2,185
Meritage Homes Corp. (a)	43,001	4,575
Movado Group, Inc.	40,672	1,276
Murphy USA, Inc.	18,545	2,585
Nautilus, Inc. (a)(b)	243,760	4,085
Nordstrom, Inc. (a)	66,435	2,437
Norwegian Cruise Line Holdings Ltd. (a)	46,635	1,448
OneSpaWorld Holdings Ltd. (a)	42,822	456
Overstock.com, Inc. (a)	3,923	320
Penske Automotive Group, Inc.	11,930	1,046
Polaris, Inc.	17,641	2,470
Porch Group, Inc. (a)	169,014	2,250
Purple Innovation, Inc. (a)	16,087	548
Red Robin Gourmet Burgers, Inc. (a)	130,720	4,753
Rent-A-Center, Inc.	40,367	2,323
Ruth's Hospitality Group, Inc. (a)	28,649	748
Shoe Carnival, Inc.	12,924	775
Skyline Champion Corp. (a)	60,485	2,687
Sonos, Inc. (a)	58,620	2,347
Stamps.com, Inc. (a)	19,680	4,042
Steven Madden Ltd.	111,608	4,539
Strategic Education, Inc.	3,875	291
Tapestry, Inc. (a)	23,940	1,146
Taylor Morrison Home Corp. (a)	81,992	2,559
The Aaron's Co., Inc.	44,736	1,382
The Cheesecake Factory, Inc. (a)	22,118	1,384
The ODP Corp. (a)	17,034	689
Tri Pointe Homes, Inc. (a)	346,894	8,262
Visteon Corp. (a)	10,097	1,230
Winnebago Industries, Inc.	27,521	2,200
Wolverine World Wide, Inc.	75,460	3,148
WW International, Inc. (a)	86,914	2,411
Zumiez, Inc. (a)	13,313	572
		203,184
Consumer Staples (1.7%):
Albertsons Cos., Inc. Class A (b)	56,952	1,058
Coty, Inc. Class A (a)	195,640	1,958
Darling Ingredients, Inc. (a)	2,100	146
Edgewell Personal Care Co.	75,339	2,878
Hostess Brands, Inc. (a)	247,022	3,777
Lifemd, Inc. (a)	86,400	839
Performance Food Group Co. (a)	93,142	5,467
Sanderson Farms, Inc.	4,039	665
The Chefs' Warehouse, Inc. (a)(b)	113,061	3,644
The Simply Good Foods Co. (a)	44,925	1,552
Universal Corp.	49,014	2,756
		24,740

USAA Mutual Funds Trust	Schedule of Portfolio Investments— continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (3.5%):
Antero Resources Corp. (a)	277,297	$2,501
Cimarex Energy Co.	23,420	1,550
Clean Energy Fuels Corp. (a)	509,800	5,609
CNX Resources Corp. (a)	108,191	1,452
Comstock Resources, Inc. (a)	235,552	1,293
CVR Energy, Inc.	107,553	2,290
Delek U.S. Holdings, Inc.	57,302	1,360
Frank's International NV (a)	699,308	2,272
Green Plains, Inc. (a)	73,500	2,190
Magnolia Oil & Gas Corp. Class A (a)	209,569	2,360
National Energy Services Reunited Corp. (a)	43,220	548
Ovintiv, Inc.	234,518	5,612
PDC Energy, Inc. (a)	143,557	5,241
Pioneer Natural Resources Co.	9,909	1,524
ProPetro Holding Corp. (a)	173,689	1,673
Renewable Energy Group, Inc. (a)	43,675	2,425
REX American Resources Corp. (a)	7,013	566
RPC, Inc. (a)	1,140,262	5,542
Scorpio Tankers, Inc.	57,577	1,044
Southwestern Energy Co. (a)	265,514	1,134
Talos Energy, Inc. (a)	44,072	493
Whiting Petroleum Corp. (a)	56,300	2,256
World Fuel Services Corp.	55,811	1,726
		52,661
Financials (15.7%):
1st Source Corp.	55,839	2,657
Alleghany Corp. (a)	2,250	1,528
Amerant Bancorp, Inc. (a)	39,869	756
American Business Bank (a)	20,601	834
American Equity Investment Life Holding Co.	65,982	2,044
Ameris Bancorp	97,300	5,263
Apollo Commercial Real Estate Finance, Inc.	125,142	1,903
Associated Bancorp	61,140	1,338
Assured Guaranty Ltd.	24,700	1,256
Axis Capital Holdings Ltd.	30,220	1,686
Banc of California, Inc.	66,700	1,194
Banco Latinoamericano de Comercio Exterior SA Class E	31,517	465
BancorpSouth Bank	20,180	597
BankUnited, Inc.	14,427	672
Banner Corp.	66,290	3,768
BGC Partners, Inc. Class A	213,908	1,134
Blackstone Mortgage Trust, Inc. Class A	151,773	4,932
Cathay General Bancorp	120,739	4,888
Central Pacific Financial Corp.	77,910	2,100
Chimera Investment Corp.	78,364	1,030
CIT Group, Inc.	38,000	2,025
CNO Financial Group, Inc.	171,399	4,376
Colony Bankcorp, Inc.	30,646	478
Columbia Banking System, Inc.	32,610	1,420
ConnectOne Bancorp, Inc.	41,442	1,125
Customers Bancorp, Inc.	51,492	1,778
Eastern Bankshares, Inc.	100,040	2,134
Employers Holdings, Inc.	48,489	1,963
Enova International, Inc. (a)	75,231	2,576
Essent Group Ltd.	72,027	3,787
Federated Hermes, Inc.	47,340	1,363
First Bancorp	255,386	3,210

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
First Bancorp/Southern Pines NC	20,289	$860
First Busey Corp.	331,184	8,272
First Financial Corp. Class A	22,984	1,017
First Merchants Corp.	42,600	1,969
First Mid Bancshares, Inc.	41,144	1,791
First Midwest Bancorp, Inc.	101,458	2,128
Flushing Financial Corp.	106,901	2,488
Fulton Financial Corp.	6,513	111
Globe Life, Inc.	14,040	1,439
Hancock Whitney Corp.	135,230	6,252
Hanmi Financial Corp.	67,519	1,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,723	1,715
Heritage Financial Corp.	31,621	889
Home BancShares, Inc.	291,142	8,101
Hope Bancorp, Inc.	179,690	2,697
Horace Mann Educators Corp.	24,256	973
Independent Bank Corp.	11,580	948
International Bancshares Corp.	61,576	2,918
Invesco Ltd.	67,779	1,830
Investors Bancorp, Inc.	252,970	3,703
James River Group Holdings Ltd.	165,822	7,812
Kinsale Capital Group, Inc.	26,846	4,670
Ladder Capital Corp.	115,768	1,376
Meridian Bancorp, Inc.	77,370	1,711
MGIC Investment Corp.	130,100	1,983
Morningstar, Inc.	8,559	2,268
Mr. Cooper Group, Inc. (a)	85,289	2,941
NMI Holdings, Inc. Class A (a)	63,671	1,645
OFG Bancorp	33,419	792
Old Second Bancorp, Inc.	273,852	3,617
Pacific Premier Bancorp, Inc.	31,220	1,375
PacWest Bancorp	63,500	2,757
PCSB Financial Corp.	24,600	430
Pennymac Mortgage Investment Trust	74,339	1,490
People's United Financial, Inc.	92,700	1,681
Pinnacle Financial Partners, Inc.	24,410	2,139
Piper Sandler Cos.	12,400	1,438
Preferred Bank	40,884	2,680
Primerica, Inc.	16,422	2,624
ProAssurance Corp.	46,624	1,166
PROG Holdings, Inc. (a)	48,145	2,453
Radian Group, Inc.	246,026	6,062
Renasant Corp.	44,000	1,854
RLI Corp.	12,306	1,372
S&T Bancorp, Inc.	61,483	2,026
Silvercrest Asset Management Group, Inc. Class A	57,310	797
SLM Corp.	71,641	1,408
Solar Capital Ltd.	1,592	29
South State Corp.	20,204	1,704
Starwood Property Trust, Inc.	41,171	1,063
Sterling Bancorp	65,900	1,656
Stifel Financial Corp.	217,824	15,073
Synovus Financial Corp.	122,777	5,754
Texas Capital Bancshares, Inc. (a)	119,132	8,175
TFS Financial Corp.	61,860	1,210
Tradeweb Markets, Inc. Class A	33,529	2,725
TrustCo Bank Corp.	184,318	1,348
Trustmark Corp.	83,993	2,722
UMB Financial Corp.	17,010	1,650
United Community Banks, Inc.	57,700	1,888

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	77,298	$1,078
Veritex Holdings, Inc.	55,000	1,858
Walker & Dunlop, Inc.	24,841	2,754
Washington Federal, Inc.	90,697	2,952
WesBanco, Inc.	47,087	1,709
Western Alliance Bancorp	24,600	2,585
		238,252
Health Care (17.0%):
1Life Healthcare, Inc. (a)	28,801	1,253
4D Molecular Therapeutics, Inc. (a)	8,684	336
ABIOMED, Inc. (a)	615	197
Acceleron Pharma, Inc. (a)	9,677	1,209
Adaptive Biotechnologies Corp. (a)	13,724	571
Aerie Pharmaceuticals, Inc. (a)(b)	238,103	4,078
Affimed NV (a)	352,265	3,766
Akero Therapeutics, Inc. (a)(b)	18,245	562
Amneal Pharmaceuticals, Inc. (a)	611,926	3,372
Annexon, Inc. (a)	7,845	156
Arena Pharmaceuticals, Inc. (a)	26,483	1,818
Arrowhead Pharmaceuticals, Inc. (a)	24,930	1,814
Atreca, Inc. Class A (a)(b)	20,856	249
AtriCure, Inc. (a)	20,001	1,541
Aurinia Pharmaceuticals, Inc. (a)(b)	110,676	1,468
Autolus Therapeutics PLC, ADR (a)(b)	35,386	206
Avidity Biosciences, Inc. (a)	16,233	381
Beam Therapeutics, Inc. (a)(b)	30,473	2,498
Berkeley Lights, Inc. (a)	18,749	921
Bicycle Therapeutics PLC, ADR (a)(b)	66,727	2,068
BioAtla, Inc. (a)	8,681	430
BioCryst Pharmaceuticals, Inc. (a)	205,153	2,387
BioLife Solutions, Inc. (a)	29,200	1,019
BioMarin Pharmaceutical, Inc. (a)	3,650	284
Biomerica, Inc. (a)(b)	153,996	718
Black Diamond Therapeutics, Inc. (a)	5,739	153
Blueprint Medicines Corp. (a)	7,864	757
Bolt Biotherapeutics, Inc. (a)	9,128	204
C4 Therapeutics, Inc. (a)(b)	3,241	107
Cabaletta Bio, Inc. (a)(b)	45,126	502
Cardiovascular Systems, Inc. (a)	51,048	2,058
CareDx, Inc. (a)	34,686	2,743
Castle Biosciences, Inc. (a)	97,431	6,726
Cerus Corp. (a)	162,120	989
Codiak Biosciences, Inc. (a)	80,955	1,603
Collegium Pharmaceutical, Inc. (a)	21,150	472
Community Health Systems, Inc. (a)	47,054	525
CONMED Corp.	29,449	4,151
Covetrus, Inc. (a)	69,455	1,990
CRISPR Therapeutics AG (a)	10,471	1,375
CryoPort, Inc. (a)(b)	33,853	1,915
Cymabay Therapeutics, Inc. (a)(b)	42,574	184
CytoSorbents Corp. (a)	166,396	1,539
Decibel Therapeutics, Inc. (a)(b)	45,594	416
Deciphera Pharmaceuticals, Inc. (a)	8,999	417
Dicerna Pharmaceuticals, Inc. (a)	60,519	1,887
Dynavax Technologies Corp. (a)	83,016	828
Editas Medicine, Inc. (a)(b)	13,078	484
Emergent BioSolutions, Inc. (a)	16,892	1,030
Enanta Pharmaceuticals, Inc. (a)	14,484	735
Endo International PLC (a)	191,918	1,100

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Epizyme, Inc. (a)	113,834	$889
Esperion Therapeutics, Inc. (a)(b)	47,392	1,277
Evolent Health, Inc. Class A (a)	280,533	6,077
Fennec Pharmaceuticals, Inc. (a)	14,677	92
Flexion Therapeutics, Inc. (a)(b)	120,500	935
Fusion Pharmaceuticals, Inc. (a)	56,255	484
Gamida Cell Ltd. (a)	111,057	820
Generation Bio Co. (a)	15,370	560
Genetron Holdings Ltd., ADR (a)	71,208	1,507
Globus Medical, Inc. (a)	22,145	1,589
Guardant Health, Inc. (a)	13,293	2,113
Halozyme Therapeutics, Inc. (a)	117,543	5,871
Health Catalyst, Inc. (a)	57,423	3,325
HealthEquity, Inc. (a)	8,287	630
Horizon Therapeutics PLC (a)	12,805	1,212
iCAD, Inc. (a)(b)	86,705	1,564
ICU Medical, Inc. (a)	6,202	1,292
IGM Biosciences, Inc. (a)(b)	10,438	738
Immunocore Holdings PLC, ADR (a)	9,129	368
Inari Medical, Inc. (a)	570	65
Inmode Ltd. (a)	24,036	2,075
Insmed, Inc. (a)	88,531	2,986
Instil Bio, Inc. (a)	13,669	281
Insulet Corp. (a)	6,915	2,041
Integer Holdings Corp. (a)	23,081	2,167
Intellia Therapeutics, Inc. (a)	50,585	3,883
Iovance Biotherapeutics, Inc. (a)	32,400	1,019
Jounce Therapeutics, Inc. (a)	36,508	344
Karyopharm Therapeutics, Inc. (a)(b)	70,768	661
Ligand Pharmaceuticals, Inc. (a)	36,748	5,361
LivaNova PLC (a)	30,084	2,553
MacroGenics, Inc. (a)	25,188	815
Maravai LifeSciences Holdings, Inc. Class A (a)	82,412	3,207
MEDNAX, Inc. (a)	60,303	1,587
Medpace Holdings, Inc. (a)	39,888	6,768
Merit Medical Systems, Inc. (a)	42,291	2,690
ModivCare, Inc. (a)	21,108	2,957
NanoString Technologies, Inc. (a)	43,446	3,461
Natera, Inc. (a)	30,984	3,409
Neogen Corp. (a)	40,944	3,931
NeoGenomics, Inc. (a)	84,899	4,159
Neurocrine Biosciences, Inc. (a)	4,358	412
Neuronetics, Inc. (a)	136,593	1,434
NexImmune, Inc. (a)	9,118	176
Novavax, Inc. (a)	14,697	3,482
Nupathe, Inc. (a)(c)(d)(f)	133,709	—
Nurix Therapeutics, Inc. (a)	7,846	273
NuVasive, Inc. (a)	29,934	2,139
Omnicell, Inc. (a)	16,566	2,402
OraSure Technologies, Inc. (a)	28,112	257
Orchard Therapeutics PLC, ADR (a)	72,919	435
Organogenesis Holdings, Inc. (a)	265,811	5,944
Orthopediatrics Corp. (a)	67,365	3,941
Outset Medical, Inc. (a)	2,354	141
Oyster Point Pharma, Inc. (a)(b)	5,401	112
Pacira BioSciences, Inc. (a)	41,864	2,645
Passage Bio, Inc. (a)	16,898	317
Patterson Cos., Inc.	40,007	1,286
PMV Pharmaceuticals, Inc. (a)(b)	3,643	123
PolyPid Ltd. (a)(b)	107,834	993

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pulmonx Corp. (a)	24,707	$1,161
Quanterix Corp. (a)	94,174	5,757
RadNet, Inc. (a)	42,702	954
Reata Pharmaceuticals, Inc. Class A (a)(b)	9,490	962
Recursion Pharmaceuticals, Inc. Class A (a)	2,782	93
Repligen Corp. (a)	13,551	2,869
Sangamo Therapeutics, Inc. (a)	22,736	268
Schrodinger, Inc. (a)	2,847	217
Seer, Inc. (a)(b)	15,052	767
Select Medical Holdings Corp. (a)	51,800	1,954
SI-BONE, Inc. (a)	84,107	2,986
Silk Road Medical, Inc. (a)	113,332	6,929
STAAR Surgical Co. (a)	37,520	5,142
Stoke Therapeutics, Inc. (a)	19,603	633
Supernus Pharmaceuticals, Inc. (a)	42,364	1,290
Sutro Biopharma, Inc. (a)	32,080	658
TCR2 Therapeutics, Inc. (a)	87,696	1,992
Tenet Healthcare Corp. (a)	56,287	3,336
Terns Pharmaceuticals, Inc. (a)	2,281	50
TG Therapeutics, Inc. (a)	30,656	1,371
The Ensign Group, Inc.	40,461	3,473
The Joint Corp. (a)	76,021	4,217
Tivity Health, Inc. (a)	69,090	1,671
Turning Point Therapeutics, Inc. (a)	6,611	504
Vaxcyte, Inc. (a)	1,706	32
Veracyte, Inc. (a)	227,664	11,327
Vericel Corp. (a)	150,051	9,367
Viking Therapeutics, Inc. (a)(b)	79,813	510
Xencor, Inc. (a)	32,344	1,376
Xenon Pharmaceuticals, Inc. (a)(b)	29,483	540
Zai Lab Ltd., ADR (a)	14,793	2,459
		257,332
Industrials (18.1%):
AAR Corp. (a)	47,300	1,903
Acacia Research Corp. (a)	215,291	1,309
ACCO Brands Corp.	289,770	2,486
Altra Industrial Motion Corp.	96,349	5,686
Ameresco, Inc. Class A (a)	13,489	712
American Woodmark Corp. (a)	8,220	818
Apogee Enterprises, Inc.	64,431	2,263
ArcBest Corp.	18,580	1,352
Array Technologies, Inc. (a)	22,250	627
ASGN, Inc. (a)	40,027	4,210
Atkore, Inc. (a)	47,170	3,693
Atlas Air Worldwide Holdings, Inc. (a)	32,258	2,191
Avis Budget Group, Inc. (a)	16,012	1,435
Axon Enterprise, Inc. (a)	19,022	2,885
AZZ, Inc.	27,672	1,457
Barnes Group, Inc.	30,694	1,532
Beacon Roofing Supply, Inc. (a)	94,745	5,338
Brady Corp. Class A	40,479	2,209
Builders FirstSource, Inc. (a)	25,700	1,251
BWX Technologies, Inc.	13,712	918
CAI International, Inc.	20,700	881
Casella Waste Systems, Inc. (a)	97,584	6,549
Chart Industries, Inc. (a)	87,983	14,133
Clean Harbors, Inc. (a)	17,747	1,579
Columbus McKinnon Corp.	109,031	5,398
Comfort Systems USA, Inc.	37,137	3,059

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Construction Partners, Inc. Class A (a)	24,321	$772
Costamare, Inc.	35,998	379
Crane Co.	22,780	2,142
Deluxe Corp.	58,338	2,568
Douglas Dynamics, Inc.	40,900	1,829
Ducommun, Inc. (a)	11,700	689
Echo Global Logistics, Inc. (a)	28,530	933
EMCOR Group, Inc.	69,598	8,338
Enphase Energy, Inc. (a)	61,516	8,565
EnPro Industries, Inc.	14,400	1,233
ESCO Technologies, Inc.	7,235	787
Evoqua Water Technologies Corp. (a)	19,370	554
Exponent, Inc.	25,516	2,458
Finning International, Inc.	37,260	970
Fluor Corp. (a)	52,764	1,213
Forward Air Corp.	30,313	2,676
Gibraltar Industries, Inc. (a)	63,445	5,828
GMS, Inc. (a)	96,815	4,231
GrafTech International Ltd.	121,780	1,549
H&E Equipment Services, Inc.	23,010	895
Herman Miller, Inc.	62,481	2,593
Hexcel Corp. (a)	60,580	3,418
Hub Group, Inc. Class A (a)	17,652	1,160
Hudson Technologies, Inc. (a)	30,315	62
Hydrofarm Holdings Group, Inc. (a)(b)	13,037	857
Hyster-Yale Materials Handling, Inc.	56,726	4,586
Kaman Corp.	21,389	1,141
Kelly Services, Inc. Class A (a)	94,966	2,379
Kirby Corp. (a)	89,874	5,725
Korn Ferry	36,600	2,485
Kornit Digital Ltd. (a)	114,120	11,157
Kratos Defense & Security Solutions, Inc. (a)	84,974	2,272
Landstar System, Inc.	26,206	4,514
Luxfer Holdings PLC	49,922	1,104
ManpowerGroup, Inc.	9,978	1,206
Marten Transport Ltd.	55,848	934
Masonite International Corp. (a)	20,880	2,637
MasTec, Inc. (a)	37,376	3,901
Matthews International Corp. Class A	62,216	2,574
McGrath RentCorp	23,815	1,953
Meritor, Inc. (a)	184,962	5,000
Mistras Group, Inc. (a)	111,630	1,242
MRC Global, Inc. (a)	143,065	1,348
Mueller Industries, Inc.	52,028	2,334
MYR Group, Inc. (a)	12,800	997
NOW, Inc. (a)	130,783	1,284
nVent Electric PLC	46,588	1,419
Owens Corning, Inc.	21,375	2,069
Parsons Corp. (a)	62,739	2,781
PGT Innovations, Inc. (a)	70,369	1,853
Primoris Services Corp.	89,278	2,916
Proto Labs, Inc. (a)	12,303	1,379
RBC Bearings, Inc. (a)	28,128	5,610
Rexnord Corp.	64,998	3,245
Rush Enterprises, Inc. Class A	97,417	4,808
Ryder System, Inc.	28,781	2,298
Saia, Inc. (a)	7,650	1,794
SkyWest, Inc. (a)	127,716	6,342
Spirit Airlines, Inc. (a)	44,188	1,583
Steelcase, Inc. Class A	101,840	1,405

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Terex Corp.	26,900	$1,264
Tetra Tech, Inc.	1,481	189
TFI International, Inc.	12,510	1,096
The AZEK Co., Inc. (a)	34,188	1,651
Titan Machinery, Inc. (a)	54,343	1,419
TPI Composites, Inc. (a)	56,991	3,029
Trinity Industries, Inc.	35,992	995
Triton International Ltd.	32,832	1,647
Triumph Group, Inc. (a)	73,196	1,238
TrueBlue, Inc. (a)	127,481	3,608
Tusimple Holdings, Inc. Class A (a)	927	36
Tutor Perini Corp. (a)	51,933	836
UniFirst Corp.	9,232	2,070
Vicor Corp. (a)	16,806	1,550
View, Inc. (a)(b)	31,129	271
VSE Corp.	10,615	458
Wabash National Corp.	155,015	2,730
WESCO International, Inc. (a)	48,522	4,451
WillScot Mobile Mini Holdings Corp. (a)	236,289	6,915
		268,301
Information Technology (17.9%):
2U, Inc. (a)(b)	47,600	1,868
908 Devices, Inc. (a)(b)	108,449	5,746
Acv Auctions, Inc. Class A (a)	4,557	155
ADTRAN, Inc.	52,076	890
Advanced Energy Industries, Inc.	47,909	5,285
Airgain, Inc. (a)(b)	151,302	3,575
Akoustis Technologies, Inc. (a)(b)	193,215	2,170
Alpha & Omega Semiconductor Ltd. (a)	13,250	412
Alteryx, Inc. Class A (a)	5,661	463
Ambarella, Inc. (a)	41,762	4,071
Amkor Technology, Inc.	124,327	2,514
AXT, Inc. (a)	156,418	1,542
Belden, Inc.	79,420	3,438
Benchmark Electronics, Inc.	77,334	2,322
Blackline, Inc. (a)	7,002	813
BM Technologies, Inc. (a)	8,520	84
Brooks Automation, Inc.	92,188	9,342
C3.ai, Inc. Class A (a)(b)	10,995	729
Canadian Solar, Inc. (a)(b)	59,024	2,434
CEVA, Inc. (a)	39,617	2,196
Ciena Corp. (a)	67,712	3,418
Cloudera, Inc. (a)	557,592	7,076
Cloudflare, Inc. Class A (a)	19,083	1,617
CMC Materials, Inc.	14,283	2,620
Cognyte Software Ltd. (a)	81,660	2,134
Cohu, Inc. (a)	46,684	1,868
Conduent, Inc. (a)	206,402	1,404
Cornerstone OnDemand, Inc. (a)	10,397	460
CTS Corp.	50,173	1,631
CyberArk Software Ltd. (a)	8,200	1,152
Datto Holding Corp. (a)	18,060	461
Diebold Nixdorf, Inc. (a)	96,715	1,452
Digital Turbine, Inc. (a)	169,895	12,816
Diodes, Inc. (a)	73,231	5,625
Domo, Inc. Class B (a)	8,153	524
Doubleverify Holdings, Inc. (a)	4,637	163
Dropbox, Inc. Class A (a)	22,218	571
Ebix, Inc.	41,566	1,252

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Elastic NV (a)	18,161	$2,191
Endava PLC, ADR (a)	19,056	1,725
Envestnet, Inc. (a)	28,855	2,130
EPAM Systems, Inc. (a)	4,054	1,856
ePlus, Inc. (a)	42,916	4,307
Euronet Worldwide, Inc. (a)	54,137	7,764
EVERTEC, Inc.	53,713	2,143
ExlService Holdings, Inc. (a)	31,818	2,939
Flex Ltd. (a)	61,199	1,065
FormFactor, Inc. (a)	99,077	3,879
Globant SA (a)	12,758	2,923
Infinera Corp. (a)	143,303	1,321
Insight Enterprises, Inc. (a)	18,667	1,874
InterDigital, Inc.	28,903	2,006
J2 Global, Inc. (a)	15,551	1,882
KBR, Inc.	40,000	1,582
Kulicke & Soffa Industries, Inc.	220,695	12,546
Limelight Networks, Inc. (a)	640,172	2,004
LivePerson, Inc. (a)	35,331	1,931
Lumentum Holdings, Inc. (a)	12,431	1,057
Marvell Technology, Inc.	14,941	675
MAXIMUS, Inc.	17,635	1,616
Monolithic Power Systems, Inc.	4,230	1,529
Napco Security Technologies, Inc. (a)	91,031	3,032
NCR Corp. (a)	75,420	3,450
NeoPhotonics Corp. (a)	282,265	2,642
NetScout Systems, Inc. (a)	97,495	2,554
New Relic, Inc. (a)	28,197	1,813
Nutanix, Inc. Class A (a)	165,629	4,479
ON Semiconductor Corp. (a)	69,829	2,723
OneSpan, Inc. (a)	84,646	2,269
Onto Innovation, Inc. (a)	34,338	2,353
OSI Systems, Inc. (a)	24,958	2,410
PagerDuty, Inc. (a)(b)	50,196	2,131
Paycom Software, Inc. (a)	3,193	1,227
Perficient, Inc. (a)	97,380	6,389
Ping Identity Holding Corp. (a)(b)	45,225	1,098
Plexus Corp. (a)	11,380	1,052
Power Integrations, Inc.	24,678	2,044
Powerfleet, Inc. (a)	130,253	985
Progress Software Corp.	10,589	462
Proofpoint, Inc. (a)	11,325	1,949
PROS Holdings, Inc. (a)	70,089	3,012
PTC, Inc. (a)	17,394	2,278
Pure Storage, Inc. Class A (a)	116,883	2,363
QAD, Inc. Class A	22,754	1,608
Qualys, Inc. (a)	17,539	1,778
Radware Ltd. (a)	73,764	2,044
Rapid7, Inc. (a)	37,010	3,007
Rogers Corp. (a)	23,007	4,506
Sanmina Corp. (a)	73,279	2,993
Sapiens International Corp. NV	48,513	1,570
Semtech Corp. (a)	30,372	2,057
SharpSpring, Inc. (a)	63,185	1,043
ShotSpotter, Inc. (a)	8,530	298
Silicon Laboratories, Inc. (a)	12,436	1,753
Silicon Motion Technology Corp., ADR	21,456	1,541
SiTime Corp. (a)	5,805	537
Smartsheet, Inc. Class A (a)	38,516	2,284
Sprout Social, Inc. Class A (a)	8,878	589

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc. (a)	11,397	$1,168
Sykes Enterprises, Inc. (a)	37,973	1,664
Synaptics, Inc. (a)	11,134	1,557
Telos Corp. (a)	20,888	693
The Hackett Group, Inc.	17,529	292
TTM Technologies, Inc. (a)	84,647	1,270
Varonis Systems, Inc. (a)	24,299	1,287
Veeco Instruments, Inc. (a)	26,900	619
Verint Systems, Inc. (a)	116,930	5,679
Vishay Intertechnology, Inc.	182,808	4,491
Vizio Holding Corp. Class A (a)	27,338	703
Western Digital Corp. (a)	35,518	2,509
Wix.com Ltd. (a)	577	183
WNS Holdings Ltd., ADR (a)	68,565	4,966
Workiva, Inc. (a)	15,365	1,444
Yext, Inc. (a)	62,802	876
Zix Corp. (a)	376,583	2,969
Zscaler, Inc. (a)	6,999	1,313
		273,244
Materials (4.4%):
Alcoa Corp. (a)	72,800	2,667
Allegheny Technologies, Inc. (a)	71,841	1,671
Arconic Corp. (a)	58,450	1,672
Avient Corp.	42,100	2,137
Boise Cascade Co.	18,150	1,211
Carpenter Technology Corp.	31,882	1,207
Cleveland-Cliffs, Inc. (a)	127,600	2,279
Commercial Metals Co.	102,349	2,992
Constellium SE (a)	78,250	1,214
Domtar Corp. (a)	17,373	685
Eagle Materials, Inc. (a)	51,958	7,178
Franco-Nevada Corp.	13,942	1,941
Graphic Packaging Holding Co.	144,360	2,678
Kraton Corp. (a)	40,292	1,441
Louisiana-Pacific Corp.	130,041	8,568
Materion Corp.	23,434	1,659
Minerals Technologies, Inc.	38,784	3,032
Neo Performance Materials, Inc.	45,800	745
Olin Corp.	79,100	3,403
Orion Engineered Carbons SA (a)	82,000	1,629
Schweitzer-Mauduit International, Inc.	32,830	1,499
Stepan Co.	18,826	2,460
Summit Materials, Inc. Class A (a)	187,167	5,388
Trinseo SA	24,930	1,543
Tronox Holdings PLC Class A	73,528	1,559
Verso Corp. Class A	107,529	1,660
Warrior Met Coal, Inc.	87,211	1,382
Worthington Industries, Inc.	42,371	2,765
		68,265
Real Estate (4.1%):
Alexander & Baldwin, Inc.	79,828	1,463
American Assets Trust, Inc.	30,105	1,055
CareTrust REIT, Inc.	51,624	1,248
Chatham Lodging Trust (a)	154,290	2,140
City Office REIT, Inc.	71,913	786
Colony Capital, Inc. (a)	181,276	1,269
CorEnergy Infrastructure Trust, Inc.	75,565	458
DiamondRock Hospitality Co. (a)	311,409	3,245

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc.	73,500	$1,926
FirstService Corp.	11,714	1,901
Four Corners Property Trust, Inc.	10,970	317
Global Medical REIT, Inc.	102,417	1,471
Healthcare Realty Trust, Inc.	20,768	668
Industrial Logistics Properties Trust	90,192	2,237
Innovative Industrial Properties, Inc. (b)	15,322	2,806
Jones Lang LaSalle, Inc. (a)	9,160	1,721
Kennedy-Wilson Holdings, Inc.	18,320	376
Lexington Realty Trust	308,331	3,774
Mack-Cali Realty Corp.	84,575	1,384
National Health Investors, Inc.	21,532	1,581
Newmark Group, Inc. Class A	83,945	902
Physicians Realty Trust	121,970	2,285
Piedmont Office Realty Trust, Inc. Class A	78,029	1,453
PotlatchDeltic Corp.	29,113	1,728
Retail Opportunity Investments Corp.	91,933	1,618
Rexford Industrial Realty, Inc.	19,667	1,093
Sabra Health Care REIT, Inc.	98,635	1,792
SITE Centers Corp.	151,200	2,230
Spirit Realty Capital, Inc.	8,610	409
STAG Industrial, Inc.	95,732	3,495
Summit Hotel Properties, Inc. (a)	264,106	2,686
Sunstone Hotel Investors, Inc. (a)	223,869	2,946
The Macerich Co.	155,188	2,140
UMH Properties, Inc.	85,887	1,849
Universal Health Realty Income Trust	19,034	1,274
Urban Edge Properties	77,370	1,458
Washington Real Estate Investment Trust	16,800	390
		61,574
Utilities (1.4%):
ALLETE, Inc.	23,300	1,639
Avista Corp.	67,594	3,111
Black Hills Corp.	39,880	2,751
New Jersey Resources Corp.	30,000	1,258
NorthWestern Corp.	86,983	5,917
ONE Gas, Inc.	11,023	887
Portland General Electric Co.	71,017	3,612
South Jersey Industries, Inc.	33,780	836
Spire, Inc.	16,310	1,229
		21,240
Total Common Stocks (Cost $1,073,200)		1,497,338

Exchange-Traded Funds (0.3%)
iShares Russell 2000 ETF	17,204	3,869
Total Exchange-Traded Funds (Cost $3,812)		3,869

Collateral for Securities Loaned^ (2.1%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (e)	24,702,787	24,703
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	7,045,360	7,045
Total Collateral for Securities Loaned (Cost $31,748)		31,748
Total Investments (Cost $1,108,760) — 101.5%		1,532,955
Liabilities in excess of other assets — (1.5)%		(23,263)
NET ASSETS - 100.00%		$1,509,692

At April 30, 2021, the Fund's investments in foreign securities were 7.0% of net assets.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, illiquid securities were 0.0% of net assets.
(d)	Security was fair valued based using significant unobservable inputs as of April 30, 2021.
(e)	Rate disclosed is the daily yield on April 30, 2021.
(f)	Restricted security that is not registered under the Securities Act of 1933.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (6.3%):
Alphabet, Inc. Class A (a)	8,940	$21,041
AT&T, Inc.	294,853	9,262
Comcast Corp. Class A	62,129	3,488
Discovery, Inc. Class A (a)	46,643	1,757
Electronic Arts, Inc.	27,098	3,850
Facebook, Inc. Class A (a)	40,500	13,165
Fox Corp. Class A	40,771	1,526
Liberty Media Corp.-Liberty SiriusXM Class C (a)	29,419	1,331
Omnicom Group, Inc.	40,672	3,345
Take-Two Interactive Software, Inc. (a)	21,614	3,791
Verizon Communications, Inc.	137,885	7,968
		70,524
Consumer Discretionary (8.9%):
Best Buy Co., Inc.	36,460	4,239
Dick's Sporting Goods, Inc. (b)	36,434	3,009
Dollar Tree, Inc. (a)	93,700	10,766
Foot Locker, Inc.	28,370	1,673
Ford Motor Co. (a)	372,156	4,295
General Motors Co. (a)	197,262	11,287
Kohl's Corp.	58,391	3,425
Lennar Corp. Class A	21,851	2,264
LKQ Corp. (a)	287,924	13,449
Magna International, Inc.	62,200	5,873
NVR, Inc. (a)	787	3,949
O'Reilly Automotive, Inc. (a)	7,246	4,006
PulteGroup, Inc.	75,310	4,453
Qurate Retail, Inc. Class A	119,662	1,424
Ross Stores, Inc.	19,260	2,522
Target Corp.	22,835	4,733
The Home Depot, Inc.	16,622	5,380
Toll Brothers, Inc.	44,583	2,795
Tractor Supply Co.	13,349	2,518
Williams-Sonoma, Inc.	10,941	1,868
Yum! Brands, Inc.	45,121	5,393
		99,321
Consumer Staples (6.8%):
Altria Group, Inc.	114,654	5,475
Colgate-Palmolive Co.	45,469	3,670
General Mills, Inc.	42,032	2,558
Keurig Dr Pepper, Inc.	468,792	16,806
Kimberly-Clark Corp.	15,783	2,104
Mondelez International, Inc. Class A	241,900	14,710
Nu Skin Enterprises, Inc. Class A	45,356	2,398
Philip Morris International, Inc.	75,139	7,138
Pilgrim's Pride Corp. (a)	87,992	2,108
Sprouts Farmers Market, Inc. (a)	79,823	2,044
The Coca-Cola Co.	40,840	2,205
The Hershey Co.	31,183	5,123
The Procter & Gamble Co.	27,156	3,623
Tyson Foods, Inc. Class A	44,410	3,440
Walgreens Boots Alliance, Inc.	59,804	3,176
		76,578
Energy (5.0%):
Cabot Oil & Gas Corp.	117,711	1,962
Chevron Corp.	27,033	2,786

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ConocoPhillips	105,344	$5,387
Enterprise Products Partners LP	413,524	9,516
EOG Resources, Inc.	52,070	3,834
Exxon Mobil Corp.	154,305	8,833
Hess Corp.	111,200	8,286
Phillips 66	32,384	2,620
Pioneer Natural Resources Co.	49,700	7,645
Valero Energy Corp.	58,800	4,349
		55,218
Financials (22.6%):
Aflac, Inc.	265,679	14,275
American Financial Group, Inc.	19,112	2,348
Ameriprise Financial, Inc.	20,629	5,331
Bank of America Corp.	274,915	11,143
Berkshire Hathaway, Inc. Class B (a)	28,310	7,784
Capital One Financial Corp.	34,922	5,206
Cboe Global Markets, Inc.	163,800	17,095
Citigroup, Inc.	292,059	20,806
Comerica, Inc.	174,100	13,085
Discover Financial Services	131,902	15,037
Everest Re Group Ltd.	11,588	3,209
Fifth Third Bancorp	114,096	4,625
JPMorgan Chase & Co.	172,090	26,468
KeyCorp	632,666	13,767
LPL Financial Holdings, Inc.	30,690	4,809
M&T Bank Corp.	16,251	2,563
MetLife, Inc.	114,697	7,298
MGIC Investment Corp.	102,632	1,565
OneMain Holdings, Inc.	39,530	2,248
Primerica, Inc.	9,930	1,587
Principal Financial Group, Inc.	55,164	3,523
Regions Financial Corp.	267,321	5,828
RenaissanceRe Holdings Ltd.	93,898	15,851
Rocket Cos., Inc. Class A (b)	44,962	1,009
State Street Corp.	45,069	3,784
SVB Financial Group (a)	9,997	5,717
Synchrony Financial	91,639	4,008
The Allstate Corp.	47,859	6,069
The Goldman Sachs Group, Inc.	5,022	1,750
U.S. Bancorp	272,130	16,150
Voya Financial, Inc.	113,400	7,691
		251,629
Health Care (14.3%):
AbbVie, Inc.	22,194	2,475
AmerisourceBergen Corp.	23,727	2,866
Amgen, Inc.	11,080	2,655
Anthem, Inc.	12,142	4,607
Biogen, Inc. (a)	11,869	3,173
Bristol-Myers Squibb Co.	39,905	2,491
Cigna Corp.	74,592	18,574
CVS Health Corp.	80,156	6,124
HCA Healthcare, Inc.	18,866	3,793
Hill-Rom Holdings, Inc.	118,200	13,028
Humana, Inc.	32,638	14,531
Johnson & Johnson	137,722	22,411
Laboratory Corp. of America Holdings (a)	14,403	3,829
McKesson Corp.	14,804	2,777
Medtronic PLC	96,308	12,609
Merck & Co., Inc.	40,886	3,046

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	186,489	$7,208
Quest Diagnostics, Inc.	65,397	8,624
Thermo Fisher Scientific, Inc.	4,446	2,091
UnitedHealth Group, Inc.	34,724	13,848
Universal Health Services, Inc. Class B	15,010	2,228
Veeva Systems, Inc. Class A (a)	17,830	5,036
		158,024
Industrials (12.2%):
3M Co.	49,350	9,729
Array Technologies, Inc. (a)	25,356	714
Caterpillar, Inc.	12,538	2,860
Cintas Corp.	8,270	2,854
Cummins, Inc.	30,511	7,690
Eaton Corp. PLC	64,211	9,178
Emerson Electric Co.	59,802	5,411
Fastenal Co.	65,909	3,446
Graco, Inc.	27,727	2,129
GrafTech International Ltd.	146,040	1,858
Honeywell International, Inc.	36,099	8,051
Huntington Ingalls Industries, Inc.	13,706	2,910
Johnson Controls International PLC	161,300	10,056
L3Harris Technologies, Inc.	25,800	5,398
ManpowerGroup, Inc.	22,005	2,660
Masco Corp.	100,286	6,406
Otis Worldwide Corp.	49,265	3,836
Parker-Hannifin Corp.	26,600	8,348
Raytheon Technologies Corp.	94,467	7,864
Sensata Technologies Holding PLC (a)	135,200	7,806
Union Pacific Corp.	56,716	12,596
United Parcel Service, Inc. Class B	22,314	4,549
United Rentals, Inc. (a)	24,200	7,742
W.W. Grainger, Inc.	7,321	3,174
		137,265
Information Technology (10.0%):
Amdocs Ltd.	35,062	2,691
CACI International, Inc. Class A (a)	10,419	2,655
CDW Corp.	20,289	3,619
Cisco Systems, Inc.	163,677	8,333
Euronet Worldwide, Inc. (a)	89,400	12,823
F5 Networks, Inc. (a)	10,472	1,956
Fidelity National Information Services, Inc.	58,600	8,960
FleetCor Technologies, Inc. (a)	37,500	10,790
Fortinet, Inc. (a)	13,404	2,737
HP, Inc.	181,271	6,183
Intel Corp.	154,925	8,912
Lam Research Corp.	4,666	2,895
Leidos Holdings, Inc.	75,491	7,645
Micron Technology, Inc. (a)	68,870	5,928
NetApp, Inc.	40,156	2,999
Oracle Corp.	84,966	6,440
Qorvo, Inc. (a)	17,198	3,236
Skyworks Solutions, Inc.	23,734	4,304
Texas Instruments, Inc.	19,611	3,540
Western Digital Corp. (a)	23,144	1,635
Xerox Holdings Corp.	101,414	2,448
Zebra Technologies Corp. (a)	4,731	2,307
		113,036

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (4.5%):
Celanese Corp.	22,107	$3,463
Dow, Inc.	49,206	3,075
Eastman Chemical Co.	23,300	2,689
Ferroglobe PLC (a)(c)(d)	545,600	—	(e)
Huntsman Corp.	108,671	3,116
LyondellBasell Industries NV Class A	40,264	4,177
Nucor Corp.	52,425	4,312
PPG Industries, Inc.	37,303	6,387
Sealed Air Corp.	319,929	15,804
Vale SA, ADR	359,700	7,237
		50,260
Real Estate (3.1%):
Alexandria Real Estate Equities, Inc.	13,419	2,430
AvalonBay Communities, Inc.	14,037	2,695
CoreSite Realty Corp.	10,799	1,312
CyrusOne, Inc.	22,984	1,674
Digital Realty Trust, Inc.	9,121	1,407
Essex Property Trust, Inc.	2,406	699
Healthpeak Properties, Inc.	69,118	2,374
Host Hotels & Resorts, Inc. (a)	523,200	9,502
National Retail Properties, Inc.	41,900	1,945
Prologis, Inc.	34,201	3,985
Realty Income Corp.	36,593	2,530
SBA Communications Corp.	6,462	1,937
VICI Properties, Inc. (b)	67,445	2,138
		34,628
Utilities (4.7%):
Evergy, Inc.	43,728	2,797
Exelon Corp.	345,441	15,524
FirstEnergy Corp.	111,360	4,223
IDACORP, Inc.	16,620	1,703
NRG Energy, Inc.	80,833	2,895
PPL Corp.	132,334	3,855
UGI Corp.	72,572	3,172
Vistra Corp.	882,941	14,896
WEC Energy Group, Inc.	31,417	3,053
		52,118
Total Common Stocks (Cost $842,417)		1,098,601

Collateral for Securities Loaned^ (0.4%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	4,117,962	4,118
Total Collateral for Securities Loaned (Cost $4,118)		4,118
Total Investments (Cost $846,535) — 98.8%		1,102,719
Other assets in excess of liabilities — 1.2%		12,946
NET ASSETS - 100.00%		$1,115,665

At April 30, 2021, the Fund's investments in foreign securities were 7.1% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2021, illiquid securities were 0.0% of net assets.
(d)	Security was fair valued based using significant unobservable inputs as of April 30, 2021.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on April 30, 2021.

ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company